UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03006
JOHN HANCOCK BOND TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS.
The Registrant prepared the following annual reports to shareholders for the year ended May 31, 2026:
  John Hancock High Yield Fund
  John Hancock Investment Grade Bond Fund
  John Hancock Short Duration Bond Fund

John Hancock High Yield Fund
Class A/JHHBX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class A/JHHBX)	$93	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class A/JHHBX) returned 6.69% (excluding sales charges) for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the annual reporting period. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Energy, which was boosted by higher oil prices, was the largest contributor to absolute performance. Venture Global LNG, Inc., a developer and operator of natural gas liquefaction facilities, was the top performer in the category.
Technology | Technology issues also performed well, highlighted by a position in X Corp. (formerly Twitter).
Other sectors | Media/entertainment, health care, and retailers rounded out the list of the top-five contributing categories. iHeart Communications, Inc., Community Health Systems, Inc., and The Michaels Companies, Inc. were the leading contributors, respectively, in the three industry groups.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although the vast majority of the fund’s positions registered positive absolute returns, certain holdings—including the bonds issued by the communications company CSC Holdings LLC, the retailer Saks Global Enterprises LLC and the chemical producer Trinseo Holding Sarl—had a negative impact on results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class A/JHHBX)	2.32%	2.57%	4.42%
High Yield Fund (Class A/JHHBX)—excluding sales charge	6.69%	3.39%	4.85%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Index	7.44%	4.36%	5.79%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,978,774,945
Total number of portfolio holdings	615
Total advisory fees paid (net)	$7,364,595
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.5%
Term loans	0.7%
Preferred securities	0.3%
Asset-backed securities	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530213
57A-A
5/26
7/26
John Hancock High Yield Fund

John Hancock High Yield Fund
Class C/JHYCX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class C/JHYCX)	$170	1.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class C/JHYCX) returned 5.90% (excluding sales charges) for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the annual reporting period. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Energy, which was boosted by higher oil prices, was the largest contributor to absolute performance. Venture Global LNG, Inc., a developer and operator of natural gas liquefaction facilities, was the top performer in the category.
Technology | Technology issues also performed well, highlighted by a position in X Corp. (formerly Twitter).
Other sectors | Media/entertainment, health care, and retailers rounded out the list of the top-five contributing categories. iHeart Communications, Inc., Community Health Systems, Inc., and The Michaels Companies, Inc. were the leading contributors, respectively, in the three industry groups.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although the vast majority of the fund’s positions registered positive absolute returns, certain holdings—including the bonds issued by the communications company CSC Holdings LLC, the retailer Saks Global Enterprises LLC and the chemical producer Trinseo Holding Sarl—had a negative impact on results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class C/JHYCX)	4.90%	2.62%	4.07%
High Yield Fund (Class C/JHYCX)—excluding sales charge	5.90%	2.62%	4.07%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Index	7.44%	4.36%	5.79%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,978,774,945
Total number of portfolio holdings	615
Total advisory fees paid (net)	$7,364,595
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.5%
Term loans	0.7%
Preferred securities	0.3%
Asset-backed securities	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530213

57A-C

5/26

7/26

John Hancock High Yield Fund

John Hancock High Yield Fund
Class I/JYHIX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class I/JYHIX)	$67	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class I/JYHIX) returned 6.96% for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the annual reporting period. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Energy, which was boosted by higher oil prices, was the largest contributor to absolute performance. Venture Global LNG, Inc., a developer and operator of natural gas liquefaction facilities, was the top performer in the category.
Technology | Technology issues also performed well, highlighted by a position in X Corp. (formerly Twitter).
Other sectors | Media/entertainment, health care, and retailers rounded out the list of the top-five contributing categories. iHeart Communications, Inc., Community Health Systems, Inc., and The Michaels Companies, Inc. were the leading contributors, respectively, in the three industry groups.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although the vast majority of the fund’s positions registered positive absolute returns, certain holdings—including the bonds issued by the communications company CSC Holdings LLC, the retailer Saks Global Enterprises LLC and the chemical producer Trinseo Holding Sarl—had a negative impact on results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class I/JYHIX)	6.96%	3.65%	5.14%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Index	7.44%	4.36%	5.79%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,978,774,945
Total number of portfolio holdings	615
Total advisory fees paid (net)	$7,364,595
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.5%
Term loans	0.7%
Preferred securities	0.3%
Asset-backed securities	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530213
57A-I
5/26
7/26
John Hancock High Yield Fund

John Hancock High Yield Fund
Class NAV
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class NAV)	$56	0.54%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class NAV) returned 7.08% for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the annual reporting period. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Energy, which was boosted by higher oil prices, was the largest contributor to absolute performance. Venture Global LNG, Inc., a developer and operator of natural gas liquefaction facilities, was the top performer in the category.
Technology | Technology issues also performed well, highlighted by a position in X Corp. (formerly Twitter).
Other sectors | Media/entertainment, health care, and retailers rounded out the list of the top-five contributing categories. iHeart Communications, Inc., Community Health Systems, Inc., and The Michaels Companies, Inc. were the leading contributors, respectively, in the three industry groups.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although the vast majority of the fund’s positions registered positive absolute returns, certain holdings—including the bonds issued by the communications company CSC Holdings LLC, the retailer Saks Global Enterprises LLC and the chemical producer Trinseo Holding Sarl—had a negative impact on results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class NAV)	7.08%	3.70%	5.23%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Index	7.44%	4.36%	5.79%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,978,774,945
Total number of portfolio holdings	615
Total advisory fees paid (net)	$7,364,595
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.5%
Term loans	0.7%
Preferred securities	0.3%
Asset-backed securities	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530213

57A-NAV

5/26

7/26

John Hancock High Yield Fund

John Hancock High Yield Fund
Class R6/JFHYX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class R6/JFHYX)	$56	0.54%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class R6/JFHYX) returned 7.07% for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the annual reporting period. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Energy, which was boosted by higher oil prices, was the largest contributor to absolute performance. Venture Global LNG, Inc., a developer and operator of natural gas liquefaction facilities, was the top performer in the category.
Technology | Technology issues also performed well, highlighted by a position in X Corp. (formerly Twitter).
Other sectors | Media/entertainment, health care, and retailers rounded out the list of the top-five contributing categories. iHeart Communications, Inc., Community Health Systems, Inc., and The Michaels Companies, Inc. were the leading contributors, respectively, in the three industry groups.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although the vast majority of the fund’s positions registered positive absolute returns, certain holdings—including the bonds issued by the communications company CSC Holdings LLC, the retailer Saks Global Enterprises LLC and the chemical producer Trinseo Holding Sarl—had a negative impact on results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class R6/JFHYX)	7.07%	3.69%	5.18%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Index	7.44%	4.36%	5.79%

Class R6 shares were first offered 10-31-16. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,978,774,945
Total number of portfolio holdings	615
Total advisory fees paid (net)	$7,364,595
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.5%
Term loans	0.7%
Preferred securities	0.3%
Asset-backed securities	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530213

57A-R6

5/26

7/26

John Hancock High Yield Fund

John Hancock Investment Grade Bond Fund
Class A/TAUSX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class A/TAUSX)	$76	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class A/TAUSX) returned 5.24% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class A/TAUSX)	1.08%	(0.88)%	1.29%
Investment Grade Bond Fund (Class A/TAUSX)—excluding sales charge	5.24%	(0.08)%	1.70%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530222

55A-A

5/26

7/26

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class C/TCUSX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class C/TCUSX)	$152	1.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class C/TCUSX) returned 4.46% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class C/TCUSX)	3.46%	(0.82)%	0.95%
Investment Grade Bond Fund (Class C/TCUSX)—excluding sales charge	4.46%	(0.82)%	0.95%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530222

55A-C

5/26

7/26

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class I/TIUSX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class I/TIUSX)	$50	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class I/TIUSX) returned 5.50% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class I/TIUSX)	5.50%	0.18%	1.97%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530222

55A-I

5/26

7/26

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class R2/JIGBX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R2/JIGBX)	$90	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R2/JIGBX) returned 5.09% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R2/JIGBX)	5.09%	(0.19)%	1.58%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530222

55A-R2

5/26

7/26

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class R4/JIGMX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R4/JIGMX)	$65	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R4/JIGMX) returned 5.24% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R4/JIGMX)	5.24%	0.01%	1.82%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530222

55A-R4

5/26

7/26

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class R6/JIGEX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R6/JIGEX)	$40	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R6/JIGEX) returned 5.61% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R6/JIGEX)	5.61%	0.28%	2.07%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530222
55A-R6
5/26
7/26
John Hancock Investment Grade Bond Fund

John Hancock Short Duration Bond Fund
Class A/JSNAX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class A/JSNAX)	$63	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class A/JSNAX) returned 4.19% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting. Airline, auto-related, and energy issues made meaningful contributions, as did holdings in the financial sector.
High-yield corporates | High-yield bonds delivered gains and outpaced the investment-grade market, helping the fund’s return.
Other contributing segments | An allocation to asset-backed securities also contributed, as did U.S. Treasuries and, to a lesser extent, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including specific emerging-market corporate issues, Discovery Global Holdings, Inc., and the casino operator Full House Resorts, Inc.—finished with losses and had small, negative impacts on absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class A/JSNAX)	1.80%	2.16%	2.43%
Short Duration Bond Fund (Class A/JSNAX)—excluding sales charge	4.19%	2.62%	2.77%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.24%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	3.81%	2.10%	2.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 2.25%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,858,356,402
Total number of portfolio holdings	496
Total advisory fees paid (net)	$2,888,984
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	66.5%
Asset-backed securities	20.6%
U.S. Government	7.2%
Collateralized mortgage obligations – Commercial and residential	2.5%
Foreign government obligations	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530198

472A-A

5/26

7/26

John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class C/JSNCX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class C/JSNCX)	$139	1.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class C/JSNCX) returned 3.41% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting. Airline, auto-related, and energy issues made meaningful contributions, as did holdings in the financial sector.
High-yield corporates | High-yield bonds delivered gains and outpaced the investment-grade market, helping the fund’s return.
Other contributing segments | An allocation to asset-backed securities also contributed, as did U.S. Treasuries and, to a lesser extent, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including specific emerging-market corporate issues, Discovery Global Holdings, Inc., and the casino operator Full House Resorts, Inc.—finished with losses and had small, negative impacts on absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class C/JSNCX)	2.42%	1.88%	2.02%
Short Duration Bond Fund (Class C/JSNCX)—excluding sales charge	3.41%	1.88%	2.02%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.24%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	3.81%	2.10%	2.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,858,356,402
Total number of portfolio holdings	496
Total advisory fees paid (net)	$2,888,984
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	66.5%
Asset-backed securities	20.6%
U.S. Government	7.2%
Collateralized mortgage obligations – Commercial and residential	2.5%
Foreign government obligations	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530198

472A-C

5/26

7/26

John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class I/JSNIX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class I/JSNIX)	$38	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class I/JSNIX) returned 4.45% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting. Airline, auto-related, and energy issues made meaningful contributions, as did holdings in the financial sector.
High-yield corporates | High-yield bonds delivered gains and outpaced the investment-grade market, helping the fund’s return.
Other contributing segments | An allocation to asset-backed securities also contributed, as did U.S. Treasuries and, to a lesser extent, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including specific emerging-market corporate issues, Discovery Global Holdings, Inc., and the casino operator Full House Resorts, Inc.—finished with losses and had small, negative impacts on absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class I/JSNIX)	4.45%	2.88%	3.02%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.24%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	3.81%	2.10%	2.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,858,356,402
Total number of portfolio holdings	496
Total advisory fees paid (net)	$2,888,984
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	66.5%
Asset-backed securities	20.6%
U.S. Government	7.2%
Collateralized mortgage obligations – Commercial and residential	2.5%
Foreign government obligations	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530198

472A-I

5/26

7/26

John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class NAV
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class NAV)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class NAV) returned 4.57% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting. Airline, auto-related, and energy issues made meaningful contributions, as did holdings in the financial sector.
High-yield corporates | High-yield bonds delivered gains and outpaced the investment-grade market, helping the fund’s return.
Other contributing segments | An allocation to asset-backed securities also contributed, as did U.S. Treasuries and, to a lesser extent, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including specific emerging-market corporate issues, Discovery Global Holdings, Inc., and the casino operator Full House Resorts, Inc.—finished with losses and had small, negative impacts on absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class NAV)	4.57%	3.00%	3.14%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.24%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	3.81%	2.10%	2.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,858,356,402
Total number of portfolio holdings	496
Total advisory fees paid (net)	$2,888,984
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	66.5%
Asset-backed securities	20.6%
U.S. Government	7.2%
Collateralized mortgage obligations – Commercial and residential	2.5%
Foreign government obligations	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530198

472A-NAV

5/26

7/26

John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class R6/JSNRX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class R6/JSNRX)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class R6/JSNRX) returned 4.56% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting. Airline, auto-related, and energy issues made meaningful contributions, as did holdings in the financial sector.
High-yield corporates | High-yield bonds delivered gains and outpaced the investment-grade market, helping the fund’s return.
Other contributing segments | An allocation to asset-backed securities also contributed, as did U.S. Treasuries and, to a lesser extent, commercial mortgage-backed securities and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including specific emerging-market corporate issues, Discovery Global Holdings, Inc., and the casino operator Full House Resorts, Inc.—finished with losses and had small, negative impacts on absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class R6/JSNRX)	4.56%	3.01%	3.15%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.24%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	3.81%	2.10%	2.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,858,356,402
Total number of portfolio holdings	496
Total advisory fees paid (net)	$2,888,984
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	66.5%
Asset-backed securities	20.6%
U.S. Government	7.2%
Collateralized mortgage obligations – Commercial and residential	2.5%
Foreign government obligations	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530198
472A-R6
5/26
7/26
John Hancock Short Duration Bond Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $229,695 and $219,451 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $2,300 and $4,307 for fiscal years ended May 31, 2026 and May 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $16,296 and $13,146 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $2,034 and $0 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,074,553 for the fiscal year ended May 31, 2026 and $649,278 for the fiscal year ended May 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2026 for the following funds:

  John Hancock High Yield Fund

  John Hancock Investment Grade Bond Fund

  John Hancock Short Duration Bond Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
High Yield Fund
Fixed income
May 31, 2026

John Hancock
High Yield Fund

2	Fund’s investments
23	Financial statements
27	Financial highlights
32	Notes to financial statements
45	Report of independent registered public accounting firm
46	Tax information
47	Other N-CSR Items
1	JOHN HANCOCK HIGH YIELD FUND |

Fund’s investments
AS OF 5-31-26
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 94.5%				$1,870,742,030
(Cost $1,886,192,026)
Communication services 18.4%				363,547,797
Diversified telecommunication services 4.3%
APLD ComputeCo 2 LLC (A)	6.750	03-15-31	2,077,000	2,093,477
APLD ComputeCo LLC (A)	9.250	12-15-30	3,230,000	3,486,585
Black Pearl Compute LLC (A)	6.125	02-15-31	1,948,000	1,981,916
Cipher Compute LLC (A)(B)	7.125	11-15-30	1,379,000	1,437,540
Connect Finco Sarl (A)(B)	9.000	09-15-29	2,347,000	2,478,237
Connect Holding II LLC (A)	10.500	04-03-31	965,000	982,613
Edged Compute LLC (A)	7.500	04-30-31	4,499,000	4,510,617
FiberCop SpA (A)	6.375	11-15-33	724,000	724,065
FiberCop SpA (A)(B)	7.200	07-18-36	724,000	723,660
GCI LLC (A)	4.750	10-15-28	7,883,000	7,607,363
Iliad Holding SAS (A)	7.000	04-15-32	4,289,000	4,362,771
Level 3 Financing, Inc. (A)(B)	3.750	07-15-29	85,000	82,238
Level 3 Financing, Inc. (A)	6.875	06-30-33	11,268,000	11,606,401
Level 3 Financing, Inc. (A)	7.000	03-31-34	7,465,000	7,737,373
Level 3 Financing, Inc. (A)	7.500	02-15-37	1,938,000	1,997,495
Level 3 Financing, Inc. (A)	8.500	01-15-36	1,679,000	1,815,269
Meridian Arc Holdco LLC (A)	6.250	04-30-31	9,047,000	9,093,520
PR RNO Property Owner 1 LLC (A)	6.500	05-01-31	5,844,000	5,852,006
SE Cosmos LLC (A)	8.875	05-01-31	2,720,000	2,844,969
SV RNO Property Owner 1 LLC (A)	5.875	03-01-31	5,925,000	5,850,620
Uniti Services LLC (A)	7.500	10-15-33	3,079,000	3,240,343
Windstream Services LLC (A)	8.250	10-01-31	3,848,000	4,059,698
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (A)(B)	9.000	09-09-30	869,158	863,778
Entertainment 2.5%
AMC Entertainment Holdings, Inc. (A)(B)	7.500	02-15-29	1,971,000	1,719,599
Cinemark USA, Inc. (A)(B)	7.000	08-01-32	1,372,000	1,420,100
Discovery Global Holdings, Inc.	4.279	03-15-32	17,096,000	14,878,375
Oak-Eagle Acquireco, Inc. (A)	7.250	07-01-33	3,543,000	3,694,805
Oak-Eagle Acquireco, Inc. (A)	8.750	07-01-34	3,221,000	3,404,111
Playtika Holding Corp. (A)(B)	4.250	03-15-29	8,533,000	7,665,023
Roblox Corp. (A)	3.875	05-01-30	5,525,000	5,215,378
Univision Communications, Inc. (A)	8.500	07-31-31	7,701,000	7,752,817
Univision Communications, Inc. (A)	8.875	04-15-33	2,023,000	2,015,284
Univision Communications, Inc. (A)	9.375	08-01-32	2,025,000	2,073,596
Interactive media and services 1.4%
ANGI Group LLC (A)(B)	3.875	08-15-28	3,978,000	3,520,530
Arches Buyer, Inc. (A)	6.125	12-01-28	468,000	453,963
Cars.com, Inc. (A)	6.375	11-01-28	1,563,000	1,533,303
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Match Group Holdings II LLC (A)	5.625	02-15-29	7,143,000	$7,146,786
Match Group Holdings II LLC (A)	6.125	09-15-33	5,556,000	5,463,301
Snap, Inc. (A)	6.875	03-01-33	5,341,000	5,294,032
ZipRecruiter, Inc. (A)	5.000	01-15-30	6,220,000	4,292,335
Media 9.7%
Altice Financing SA (A)	5.750	08-15-29	4,806,000	3,482,317
Altice Financing SA (A)	9.625	07-15-27	7,057,000	5,454,784
Altice France Lux 3 (A)	10.000	01-15-33	971,000	946,713
Altice France SA (A)	6.875	07-15-32	3,889,661	3,797,638
Altice France SA (A)	9.500	11-01-29	3,916,618	3,981,767
CCO Holdings LLC (A)	4.250	02-01-31	5,224,000	4,729,815
CCO Holdings LLC (A)	4.500	08-15-30	10,530,000	9,799,836
CCO Holdings LLC (A)	5.125	05-01-27	1,812,000	1,810,814
CCO Holdings LLC (A)	5.375	06-01-29	8,688,000	8,528,334
CCO Holdings LLC (A)	6.375	09-01-29	6,861,000	6,893,020
CCO Holdings LLC (A)(B)	7.000	02-01-33	8,451,000	8,260,810
CCO Holdings LLC (A)(B)	7.375	03-01-31	10,543,000	10,692,262
CCO Holdings LLC (A)(B)	7.375	02-01-36	2,646,000	2,581,948
Clear Channel Outdoor Holdings, Inc. (A)	7.125	02-15-31	1,797,000	1,857,537
Clear Channel Outdoor Holdings, Inc. (A)	7.500	06-01-29	745,000	747,621
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	711,000	712,522
CSC Holdings LLC (A)	4.625	12-01-30	2,074,000	529,656
CSC Holdings LLC (A)	6.500	02-01-29	5,837,000	3,429,984
CSC Holdings LLC (A)	7.500	04-01-28	824,000	277,870
CSC Holdings LLC (A)	11.750	01-31-29	6,661,000	4,207,303
DIRECTV Financing LLC (A)	9.250	06-01-32	2,005,000	2,058,392
DIRECTV Financing LLC (A)	10.000	02-15-31	8,579,000	8,976,165
DISH DBS Corp.	5.125	06-01-29	2,490,000	2,253,590
DISH DBS Corp. (A)	5.750	12-01-28	2,509,000	2,462,193
DISH Network Corp. (A)(B)	11.750	11-15-27	5,825,000	6,001,964
Gray Media, Inc. (A)(B)	4.750	10-15-30	968,000	733,309
Gray Media, Inc. (A)(B)	5.375	11-15-31	963,000	691,030
Gray Media, Inc. (A)	7.250	08-15-33	1,893,000	1,876,393
Gray Media, Inc. (A)	9.625	07-15-32	862,000	850,205
Gray Media, Inc. (A)	10.500	07-15-29	1,724,000	1,825,071
iHeartCommunications, Inc. (A)(B)	10.875	05-01-30	1,775,423	1,508,742
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	784,000	486,080
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	1,113,000	703,327
Light & Wonder International, Inc. (A)(B)	6.250	10-01-33	6,155,000	6,086,864
McClatchy Media Company LLC (11.000% Cash or 12.500% PIK) (A)	11.000	12-01-31	2,128,406	2,452,988
McGraw-Hill Education, Inc. (A)	8.000	08-01-29	618,000	620,293
Neptune Bidco US, Inc. (A)	9.290	04-15-29	2,039,000	2,084,478
3	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Neptune Bidco US, Inc. (A)	9.500	02-15-33	1,080,000	$1,104,788
Neptune Bidco US, Inc. (A)	10.375	05-15-31	4,546,000	4,749,092
Nexstar Media, Inc. (A)	6.500	09-15-33	4,285,000	4,319,143
Nexstar Media, Inc. (A)	7.250	04-15-34	2,138,000	2,151,454
Paramount Global	3.375	02-15-28	1,286,000	1,246,209
Paramount Global	3.700	06-01-28	1,242,000	1,200,756
Paramount Global	4.200	06-01-29	1,256,000	1,198,082
Paramount Global	4.200	05-19-32	2,513,000	2,176,022
Paramount Global	4.950	01-15-31	3,127,000	2,916,636
Paramount Global	5.500	05-15-33	1,077,000	964,781
Paramount Global (B)	6.875	04-30-36	2,789,000	2,579,856
Paramount Global	7.875	07-30-30	2,080,000	2,183,514
Scripps Escrow II, Inc. (A)(B)	5.375	01-15-31	1,198,000	840,686
Sinclair Television Group, Inc. (A)(B)	5.500	03-01-30	525,000	463,969
Sinclair Television Group, Inc. (A)(B)	9.750	02-15-33	422,000	472,113
Sirius XM Radio LLC (A)	4.000	07-15-28	8,936,000	8,705,029
Sirius XM Radio LLC (A)	5.500	07-01-29	6,585,000	6,559,243
Stagwell Global LLC (A)	5.625	08-15-29	7,378,000	7,180,959
The EW Scripps Company (A)	9.875	08-15-30	712,000	679,774
Versant Media Group, Inc. (A)(B)	7.250	01-30-31	908,000	943,390
Virgin Media Finance PLC (A)(B)	5.000	07-15-30	3,734,000	3,065,702
Virgin Media O2 Vendor Financing Notes VI DAC (A)(B)	8.500	03-15-33	1,640,000	1,415,100
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	8,038,000	7,726,515
VZ Secured Financing BV (A)	5.000	01-15-32	1,376,000	1,194,655
VZ Secured Financing BV (A)	7.500	01-15-33	1,058,000	1,017,354
Wireless telecommunication services 0.5%
C&W Senior Finance, Ltd. (A)	9.000	01-15-33	3,278,000	3,346,405
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (C)	6.875	07-19-27	5,190,000	5,172,574
Vmed O2 UK Financing I PLC (A)	6.750	01-15-33	687,000	604,469
Consumer discretionary 13.9%				274,497,851
Automobile components 1.7%
American Axle & Manufacturing, Inc. (A)	6.375	10-15-32	772,000	774,874
American Axle & Manufacturing, Inc. (A)(B)	7.750	10-15-33	3,066,000	3,074,465
Clarios Global LP (A)	6.750	05-15-28	4,483,000	4,565,429
Clarios Global LP (A)	6.750	09-15-32	1,508,000	1,544,720
Dealer Tire LLC (A)	8.000	02-01-28	478,000	472,311
IHO Verwaltungs GmbH (7.375% Cash or 8.125% PIK) (A)(B)	7.375	05-15-33	997,000	1,025,959
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	4

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobile components (continued)
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) (A)	8.000	11-15-32	852,000	$889,258
The Goodyear Tire & Rubber Company (B)	5.000	07-15-29	2,962,000	2,828,980
The Goodyear Tire & Rubber Company	5.250	07-15-31	1,652,000	1,466,458
ZF North America Capital, Inc. (A)(B)	6.750	04-23-30	3,133,000	3,119,316
ZF North America Capital, Inc. (A)	6.875	04-14-28	8,386,000	8,587,708
ZF North America Capital, Inc. (A)(B)	7.500	03-24-31	3,878,000	3,916,813
Automobiles 0.8%
Nissan Motor Acceptance Company LLC (A)(B)	5.625	09-29-28	3,859,000	3,852,719
Nissan Motor Acceptance Company LLC (A)	7.050	09-15-28	4,864,000	4,997,074
Nissan Motor Company, Ltd. (A)	7.500	07-17-30	4,632,000	4,796,795
Nissan Motor Company, Ltd. (A)(B)	7.750	07-17-32	2,658,000	2,780,644
Broadline retail 1.6%
Kohl’s Corp.	5.125	05-01-31	2,551,000	2,183,847
Kohl’s Corp. (A)	10.000	06-01-30	5,071,000	5,514,063
Liberty Interactive LLC (D)	8.250	02-01-30	8,512,000	479,226
Macy’s Retail Holdings LLC (A)(B)	6.125	03-15-32	600,000	600,083
Macy’s Retail Holdings LLC (A)(B)	7.375	08-01-33	4,059,000	4,237,721
Nordstrom, Inc. (B)	4.250	08-01-31	5,845,000	5,391,168
QVC, Inc. (A)(D)	6.875	04-15-29	4,695,000	2,300,550
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)(C)	6.250	04-22-31	1,577,000	1,503,076
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(C)	8.125	12-15-29	1,201,000	1,238,101
Rakuten Group, Inc. (A)	11.250	02-15-27	4,181,000	4,341,736
Shutterfly Finance LLC (8.500% Cash or 4.250% PIK) (A)(B)	8.500	10-01-27	768,000	762,954
Wand NewCo 3, Inc. (A)	7.625	01-30-32	3,522,000	3,642,907
Diversified consumer services 0.2%
Graham Holdings Company (A)	5.625	12-01-33	1,932,000	1,897,571
Sotheby’s (A)(B)	8.250	04-15-31	2,452,000	2,413,890
Hotels, restaurants and leisure 5.6%
A&K Travel Group Holdings, Ltd. (A)	7.500	05-15-33	1,956,000	1,983,450
Affinity Interactive (A)	6.875	12-15-27	7,231,000	4,202,075
Boyd Gaming Corp. (A)	4.750	06-15-31	4,271,000	4,117,690
Caesars Entertainment, Inc. (A)	6.500	02-15-32	13,717,000	13,373,637
Caesars Entertainment, Inc. (A)	7.000	02-15-30	11,841,000	11,981,361
Carnival Corp., Ltd. (A)	5.125	05-01-29	1,660,000	1,657,992
Carnival Corp., Ltd. (A)	5.875	06-15-31	5,817,000	5,906,985
Choice Hotels International, Inc. (B)	5.850	08-01-34	5,274,000	5,345,731
Fontainebleau Las Vegas Holdings LLC (A)(D)	11.000	06-15-15	2,983,778	298
5	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Full House Resorts, Inc. (A)(B)	8.250	02-15-28	5,701,000	$5,572,728
Hilton Grand Vacations Borrower LLC (A)(B)	4.875	07-01-31	1,325,000	1,235,757
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	8,194,000	8,332,520
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,858,000	2,808,214
Lindblad Expeditions LLC (A)(B)	7.000	09-15-30	2,042,000	2,101,453
Marriott Ownership Resorts, Inc. (A)(B)	4.500	06-15-29	7,643,000	7,371,195
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	3,511,000	3,416,571
New Red Finance, Inc. (A)	3.875	01-15-28	5,755,000	5,654,542
Resorts World Las Vegas LLC (A)(B)	8.450	07-27-30	6,005,000	5,989,458
Sabre GLBL, Inc. (A)	10.750	11-15-29	2,174,000	1,952,252
Sabre GLBL, Inc. (A)(B)	10.750	03-15-30	3,438,000	3,039,192
Sabre GLBL, Inc. (A)	11.125	07-15-30	5,414,000	4,825,228
Scientific Games Holdings LP (A)	6.625	03-01-30	789,000	681,376
Six Flags Entertainment Corp. (A)	8.625	01-15-32	1,158,000	1,189,150
TKC Holdings, Inc. (A)	8.500	08-15-30	3,920,000	4,008,353
TKC Holdings, Inc. (A)	12.000	02-15-31	1,439,000	1,498,101
Wyndham Hotels & Resorts, Inc. (A)(B)	4.375	08-15-28	2,002,000	1,974,024
Household durables 1.8%
Installed Building Products, Inc. (A)	5.625	02-01-34	542,000	532,105
KB Home	4.000	06-15-31	5,305,000	4,937,393
KB Home	7.250	07-15-30	3,996,000	4,082,955
Newell Brands, Inc.	6.375	09-15-27	6,215,000	6,271,985
Newell Brands, Inc. (A)	8.500	06-01-28	12,398,000	12,945,335
Taylor Morrison Communities, Inc. (A)	5.750	11-15-32	832,000	836,035
Whirlpool Corp. (B)	6.125	06-15-30	5,825,000	5,478,980
Leisure products 0.0%
MajorDrive Holdings IV LLC (A)(B)	6.375	06-01-29	520,000	440,829
Specialty retail 2.0%
Asbury Automotive Group, Inc. (A)(B)	5.000	02-15-32	6,220,000	5,937,944
Carvana Company (9.000% Cash or 13.000% PIK) (A)	9.000	06-01-30	1,394,247	1,446,046
Carvana Company (9.000% Cash or 14.000% PIK) (A)	9.000	06-01-31	1,939,398	2,143,498
Champions Financing, Inc. (A)(B)	8.750	02-15-29	599,000	578,949
Gee Automotive Holdings LLC (A)	7.250	03-01-31	706,000	713,622
Lithia Motors, Inc. (A)	3.875	06-01-29	6,705,000	6,426,558
Lithia Motors, Inc. (A)	4.375	01-15-31	1,811,000	1,716,304
Mavis Tire Express Services Topco Corp. (A)(B)	6.500	05-15-29	687,000	686,247
Petco Health & Wellness Company, Inc. (A)(B)	8.250	02-01-31	793,000	794,337
PetSmart LLC (A)	7.500	09-15-32	2,503,000	2,522,093
PetSmart LLC (A)	10.000	09-15-33	2,601,000	2,625,273
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	6

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Staples, Inc. (A)	12.750	01-15-30	769,000	$588,624
The Michaels Companies, Inc. (A)	8.500	03-15-33	3,165,000	3,089,969
The Michaels Companies, Inc. (A)(B)	11.000	03-15-34	826,000	780,971
Valvoline, Inc. (A)	3.625	06-15-31	3,409,000	3,110,011
Wayfair LLC (A)	7.250	10-31-29	1,722,000	1,771,773
Wayfair LLC (A)	7.750	09-15-30	4,988,000	5,192,548
Textiles, apparel and luxury goods 0.2%
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) (A)	10.000	07-15-33	3,099,636	3,427,718
Consumer staples 3.4%				66,654,701
Consumer staples distribution and retail 1.5%
Albertsons Companies, Inc. (A)	5.500	03-31-31	1,260,000	1,240,662
Albertsons Companies, Inc. (A)	5.625	03-31-32	6,175,000	6,028,777
Albertsons Companies, Inc. (A)	5.750	03-31-34	3,251,000	3,131,871
Albertsons Companies, Inc. (A)	6.500	02-15-28	1,628,000	1,645,537
ARKO Corp. (A)(B)	5.125	11-15-29	441,000	404,796
KeHE Distributors LLC (A)	7.125	04-30-33	752,000	762,041
Performance Food Group, Inc. (A)	4.250	08-01-29	5,966,000	5,780,222
Performance Food Group, Inc. (A)	5.625	03-01-34	1,244,000	1,215,625
US Foods, Inc. (A)	4.750	02-15-29	4,701,000	4,636,462
US Foods, Inc. (A)	5.750	04-15-33	3,388,000	3,383,162
Food products 1.4%
B&G Foods, Inc. (B)	5.250	09-15-27	488,000	474,477
B&G Foods, Inc. (A)(B)	8.000	09-15-28	2,239,000	2,215,885
Chobani LLC (A)	6.375	04-15-34	582,000	591,638
Fiesta Purchaser, Inc. (A)	9.625	09-15-32	440,000	441,904
Froneri Lux FinCo Sarl (A)	6.000	08-01-32	8,544,000	8,331,497
Industrial F&B Investments III, Inc. (A)	7.750	02-11-33	682,000	695,656
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	6,371,000	6,086,168
Post Holdings, Inc. (A)	6.250	10-15-34	533,000	528,232
Post Holdings, Inc. (A)	6.375	03-01-33	4,687,000	4,673,492
Simmons Foods, Inc. (A)	4.625	03-01-29	4,105,000	3,970,684
Personal care products 0.5%
Edgewell Personal Care Company (A)(B)	4.125	04-01-29	1,709,000	1,633,324
Edgewell Personal Care Company (A)(B)	5.500	06-01-28	2,599,000	2,589,792
HLF Financing Sarl LLC (A)	7.750	05-01-33	3,255,000	3,287,531
Opal Bidco SAS (A)	6.500	03-31-32	2,858,000	2,905,266
Energy 9.4%				187,186,372
Energy equipment and services 1.1%
Archrock Partners LP (A)	6.625	09-01-32	6,094,000	6,238,672
Bristow Group, Inc. (A)	6.750	02-01-33	621,000	626,764
7	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Enerflex, Inc. (A)	6.875	01-15-31	436,000	$448,457
Kodiak Gas Services LLC (A)	6.500	10-01-33	2,665,000	2,712,141
Nabors Industries, Inc. (A)	7.625	11-15-32	631,000	657,784
SESI LLC (A)	7.875	09-30-30	1,901,000	1,962,319
Transocean International, Ltd. (B)	7.500	04-15-31	382,000	391,941
Transocean International, Ltd. (A)	7.875	10-15-32	764,000	815,129
Transocean International, Ltd. (A)(B)	8.250	05-15-29	867,000	900,417
Transocean International, Ltd. (A)(B)	8.500	05-15-31	870,000	918,977
USA Compression Partners LP (A)(B)	6.250	10-01-33	2,887,000	2,897,979
USA Compression Partners LP (A)	7.125	03-15-29	1,997,000	2,057,606
Valaris, Ltd. (A)	8.375	04-30-30	1,854,000	1,930,943
Oil, gas and consumable fuels 8.3%
Antero Midstream Partners LP (A)	5.375	06-15-29	5,250,000	5,246,404
Antero Midstream Partners LP (A)	5.750	10-15-33	1,910,000	1,889,934
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	5,363,000	5,355,829
Blue Racer Midstream LLC (A)	7.000	07-15-29	2,309,000	2,374,562
Buckeye Partners LP (A)	6.750	02-01-30	1,568,000	1,623,841
Buckeye Partners LP (A)	6.875	07-01-29	4,271,000	4,403,209
Calumet Specialty Products Partners LP (A)	9.750	02-15-31	666,000	705,135
CNX Resources Corp. (A)	5.875	03-01-34	1,187,000	1,168,472
Crescent Energy Finance LLC (A)(B)	8.375	01-15-34	9,513,000	9,978,756
Delek Logistics Partners LP (A)	6.875	06-01-34	1,552,000	1,573,950
EnQuest PLC (A)(B)	9.875	04-30-31	459,000	472,518
Excelerate Energy LP (A)	8.000	05-15-30	5,027,000	5,322,718
Genesis Energy LP	6.750	03-15-34	1,953,000	1,960,535
Genesis Energy LP	8.000	05-15-33	3,229,000	3,386,811
Genesis Energy LP	8.250	01-15-29	7,197,000	7,468,838
Global Partners LP (A)	7.125	07-01-33	2,023,000	2,056,847
Hess Midstream Operations LP (A)	6.500	06-01-29	1,245,000	1,276,897
Hilcorp Energy I LP (A)	5.750	02-01-29	4,139,000	4,129,813
Hilcorp Energy I LP (A)	6.000	04-15-30	3,926,000	3,903,228
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	1,691,000	1,710,889
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	1,310,000	1,354,101
Kinetik Holdings LP (A)	6.625	12-15-28	1,738,000	1,774,774
Kraken Oil & Gas Partners LLC (A)	7.125	05-15-31	1,163,000	1,156,348
Long Ridge Energy LLC (A)	8.750	02-15-32	4,862,000	5,052,804
NGL Energy Operating LLC (A)	8.375	02-15-32	1,732,000	1,819,791
Northern Oil & Gas, Inc. (A)	7.875	10-15-33	1,160,000	1,177,441
Rockies Express Pipeline LLC (A)	6.750	03-15-33	5,768,000	5,997,601
SM Energy Company (A)	6.625	04-15-34	1,171,000	1,177,354
SM Energy Company (A)(B)	7.000	08-01-32	5,800,000	5,941,613
SM Energy Company (A)	8.750	07-01-31	6,073,000	6,357,405
SM Energy Company (A)	9.625	06-15-33	3,751,000	4,175,081
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	8

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Solaris Energy Infrastructure LLC (A)	6.375	05-15-31	1,549,000	$1,573,238
Sunoco LP	4.500	04-30-30	4,228,000	4,107,540
Sunoco LP (A)	4.625	05-01-30	2,027,000	1,966,799
Sunoco LP (A)	5.625	03-15-31	2,534,000	2,537,193
Sunoco LP (A)	5.875	03-15-34	4,444,000	4,417,454
TransMontaigne Partners LLC (A)	8.500	06-15-30	466,000	480,782
Venture Global Calcasieu Pass LLC (A)	6.000	05-01-36	1,013,000	1,024,392
Venture Global Calcasieu Pass LLC (A)(B)	6.250	01-15-30	4,343,000	4,467,605
Venture Global LNG, Inc. (A)(B)	7.000	01-15-30	5,523,000	5,665,276
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29	11,832,000	11,684,661
Venture Global LNG, Inc. (A)	9.500	02-01-29	6,884,000	7,494,921
Venture Global Plaquemines LNG LLC (A)	6.125	12-15-30	1,892,000	1,943,384
Venture Global Plaquemines LNG LLC (A)	6.500	01-15-34	2,323,000	2,428,710
Venture Global Plaquemines LNG LLC (A)	6.500	06-15-34	1,892,000	1,974,525
Venture Global Plaquemines LNG LLC (A)	7.500	05-01-33	9,270,000	10,230,307
Vermilion Energy, Inc. (A)(B)	7.250	02-15-33	633,000	636,957
Financials 11.3%				223,473,134
Banks 0.1%
Park River Holdings, Inc. (A)(B)	8.750	12-31-30	498,000	482,426
Popular, Inc.	7.250	03-13-28	1,180,000	1,220,668
Capital markets 0.6%
Aretec Group, Inc. (A)(B)	7.500	04-01-29	366,000	366,115
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,149,000	3,030,888
Focus Financial Partners LLC (A)	6.750	09-15-31	3,972,000	4,001,790
Hightower Holding LLC (A)(B)	6.750	04-15-29	286,000	285,309
Hightower Holding LLC (A)(B)	9.125	01-31-30	392,000	403,657
Jane Street Group (A)	6.750	05-01-33	3,808,000	3,916,113
Consumer finance 2.3%
Bread Financial Holdings, Inc. (A)	6.750	05-15-31	2,652,000	2,714,258
Credit Acceptance Corp. (A)	6.625	03-15-30	3,155,000	3,177,085
goeasy, Ltd. (A)(B)	7.375	10-01-30	6,772,000	6,080,951
Navient Corp.	9.375	10-15-31	1,617,000	1,609,198
OneMain Finance Corp.	6.125	05-15-30	8,280,000	8,246,542
OneMain Finance Corp.	6.500	03-15-33	7,127,000	6,960,091
OneMain Finance Corp. (B)	6.750	03-15-32	1,882,000	1,871,465
OneMain Finance Corp.	7.875	03-15-30	11,078,000	11,529,628
PHH Escrow Issuer LLC (A)	9.875	11-01-29	613,000	602,471
RFNA LP (A)	7.875	02-15-30	1,865,000	1,829,977
9	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 4.3%
Block, Inc.	3.500	06-01-31	8,571,000	$7,809,340
Block, Inc. (A)	5.625	08-15-30	4,348,000	4,365,892
Block, Inc. (A)	6.000	08-15-33	3,482,000	3,482,874
Cobra AcquisitionCo LLC (A)	6.375	11-01-29	389,000	336,412
Cobra AcquisitionCo LLC (A)	12.250	11-01-29	230,000	232,029
CrossCountry Intermediate HoldCo LLC (A)	6.500	10-01-30	1,924,000	1,893,966
CrossCountry Intermediate HoldCo LLC (A)	6.750	12-01-32	2,694,000	2,590,327
Freedom Mortgage Corp. (A)	12.250	10-01-30	6,113,000	6,609,119
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	810,000	785,107
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	1,999,000	1,951,891
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	2,569,000	2,608,557
ION Platform Finance US, Inc. (A)(B)	5.750	05-15-28	1,755,000	1,671,917
ION Platform Finance US, Inc. (A)	7.875	09-30-32	1,929,000	1,493,906
ION Platform Finance US, Inc. (A)	9.500	05-30-29	2,437,000	2,279,546
LD Holdings Group LLC (A)	6.125	04-01-28	534,000	462,760
LD Holdings Group LLC (A)(B)	8.750	11-01-27	340,000	322,169
Osaic Holdings, Inc. (A)	6.750	08-01-32	3,674,000	3,708,176
Osaic Holdings, Inc. (A)	8.000	08-01-33	767,000	780,265
Oxford Finance LLC (A)	7.750	05-15-31	1,177,000	1,168,923
PennyMac Financial Services, Inc. (A)	6.750	02-15-34	3,846,000	3,687,306
PennyMac Financial Services, Inc. (A)	6.875	05-15-32	3,128,000	3,062,572
PennyMac Financial Services, Inc. (A)	6.875	02-15-33	2,912,000	2,828,863
Rocket Companies, Inc. (A)	6.125	08-01-30	15,709,000	15,949,620
Rocket Companies, Inc. (A)	6.375	08-01-33	4,147,000	4,211,283
Rocket Companies, Inc. (A)	6.500	08-01-29	4,713,000	4,819,123
Stonebriar ABF Issuer LLC (A)	8.125	12-15-30	3,567,000	3,745,602
Walker & Dunlop, Inc. (A)	6.625	04-01-33	1,629,000	1,646,763
Insurance 3.4%
Acrisure LLC (A)	7.500	11-06-30	7,043,000	7,034,315
Acrisure LLC (A)	8.500	06-15-29	1,956,000	1,929,058
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	5,447,000	5,496,132
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	5,203,000	5,281,492
Alliant Holdings Intermediate LLC (A)(B)	7.375	10-01-32	2,401,000	2,388,731
Amynta Agency Borrower, Inc. (A)	7.500	07-15-33	538,000	521,879
Ardonagh Group Finance, Ltd. (A)(B)	8.875	02-15-32	1,477,000	1,440,373
Asurion LLC (A)(B)	8.000	12-31-32	6,202,000	6,467,370
Asurion LLC (A)	8.375	02-01-34	6,453,000	6,306,818
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	3,060,000	3,072,613
Broadstreet Partners Group LLC (A)(B)	5.875	04-15-29	691,000	683,083
CRC Insurance Group LLC (A)	7.125	06-01-31	7,207,000	7,227,288
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	3,453,000	3,474,365
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	10

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Howden UK Refinance PLC (A)	7.250	02-15-31	4,224,000	$4,186,016
Howden UK Refinance PLC (A)(B)	8.125	02-15-32	2,584,000	2,389,664
HUB International, Ltd. (A)(B)	7.250	06-15-30	4,975,000	5,106,584
HUB International, Ltd. (A)	7.375	01-31-32	4,043,000	4,141,811
Jones Deslauriers Insurance Management, Inc. (A)(B)	6.875	10-01-33	392,000	365,540
USI, Inc. (A)(B)	7.500	01-15-32	588,000	598,615
Mortgage real estate investment trusts 0.6%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	5,888,000	6,110,731
Starwood Property Trust, Inc. (A)	5.250	10-15-28	4,141,000	4,130,227
Starwood Property Trust, Inc. (A)	5.750	01-15-31	2,288,000	2,287,489
Health care 7.1%				140,624,855
Biotechnology 0.3%
Emergent BioSolutions, Inc. (A)	3.875	08-15-28	433,000	393,669
Genmab A/S (A)	6.250	12-15-32	1,958,000	1,994,485
Genmab A/S (A)	7.250	12-15-33	1,330,000	1,384,518
National Mentor Holdings, Inc. (A)	10.500	12-15-30	1,676,000	1,764,287
Health care equipment and supplies 0.5%
Medline Borrower LP (A)(B)	5.250	10-01-29	11,121,000	11,101,941
Health care providers and services 4.1%
Acadia Healthcare Company, Inc. (A)(B)	7.375	03-15-33	5,568,000	5,711,810
Accendra Health, Inc. (A)(B)	4.500	03-31-29	462,000	364,134
Accendra Health, Inc. (A)	6.625	04-01-30	539,000	325,259
AdaptHealth LLC (A)	4.625	08-01-29	7,643,000	7,376,403
AMN Healthcare, Inc. (A)(B)	4.000	04-15-29	3,888,000	3,753,443
AMN Healthcare, Inc. (A)(B)	6.500	01-15-31	2,566,000	2,579,130
Community Health Systems, Inc. (A)	5.250	05-15-30	4,616,000	4,349,875
Community Health Systems, Inc. (A)(B)	6.125	04-01-30	1,199,000	1,090,366
Community Health Systems, Inc. (A)	6.875	04-15-29	1,206,000	1,193,140
Community Health Systems, Inc. (A)	10.875	01-15-32	1,939,000	2,089,257
DaVita, Inc. (A)	3.750	02-15-31	6,041,000	5,616,889
DaVita, Inc. (A)	4.625	06-01-30	8,523,000	8,281,659
Encompass Health Corp. (A)	5.875	06-01-34	802,000	806,964
HealthEquity, Inc. (A)	4.500	10-01-29	5,910,000	5,751,100
LifePoint Health, Inc. (A)(B)	5.375	01-15-29	468,000	453,126
LifePoint Health, Inc. (A)	7.000	05-01-34	2,035,000	1,987,091
LifePoint Health, Inc. (A)(B)	10.000	06-01-32	742,000	759,682
MPH Acquisition Holdings LLC (A)	5.750	12-31-30	738,000	594,090
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (A)	6.750	03-31-31	731,995	439,168
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (A)	11.500	12-31-30	614,000	561,809
11	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)(B)	9.781	02-15-30	796,191	$774,249
Raven Acquisition Holdings LLC (A)	6.875	11-15-31	3,483,000	3,415,177
Surgery Center Holdings, Inc. (A)(B)	7.250	04-15-32	1,157,000	1,159,708
TEAM Services Holding, Inc. (A)(B)	9.000	02-15-33	1,931,000	1,945,579
Tenet Healthcare Corp.	4.375	01-15-30	4,864,000	4,706,705
Tenet Healthcare Corp.	5.125	11-01-27	3,193,000	3,195,851
Tenet Healthcare Corp. (A)(B)	6.000	11-15-33	4,546,000	4,590,360
Tenet Healthcare Corp.	6.125	10-01-28	1,872,000	1,876,777
Tenet Healthcare Corp.	6.750	05-15-31	4,693,000	4,832,495
Health care technology 0.1%
AthenaHealth Group, Inc. (A)	6.500	02-15-30	2,266,000	2,184,309
Pharmaceuticals 2.1%
Bausch Health Americas, Inc. (A)(B)	8.500	01-31-27	475,000	471,407
Bausch Health Companies, Inc. (A)(B)	5.000	01-30-28	446,000	375,755
Bausch Health Companies, Inc. (A)	5.250	02-15-31	1,177,000	666,111
Bausch Health Companies, Inc. (A)	6.250	02-15-29	1,131,000	808,665
Bausch Health Companies, Inc. (A)	10.000	04-15-32	13,592,000	13,915,723
Bausch Health Companies, Inc. (A)(B)	14.000	10-15-30	373,000	354,932
Endo Finance Holdings LP (A)	8.500	04-15-31	7,515,000	8,009,607
IQVIA, Inc. (A)	6.500	05-15-30	4,863,000	4,988,208
Organon & Company (A)	4.125	04-30-28	8,171,000	8,071,278
Organon & Company (A)	5.125	04-30-31	2,098,000	2,079,556
Perrigo Finance Unlimited Company	5.150	06-15-30	794,000	761,261
Perrigo Finance Unlimited Company (B)	6.125	09-30-32	752,000	717,847
Industrials 11.3%				223,999,152
Aerospace and defense 2.0%
Axon Enterprise, Inc. (A)	6.125	03-15-30	1,927,000	1,964,145
Axon Enterprise, Inc. (A)	6.250	03-15-33	1,926,000	1,974,248
Carpenter Technology Corp. (A)(B)	5.625	03-01-34	1,523,000	1,513,113
Efesto Bidco SpA Efesto US LLC (A)	7.500	02-15-32	1,092,000	1,069,724
TransDigm, Inc. (B)	4.875	05-01-29	12,844,000	12,693,325
TransDigm, Inc. (A)(B)	6.125	07-31-34	3,912,000	3,895,823
TransDigm, Inc. (A)	6.375	03-01-29	6,216,000	6,338,052
TransDigm, Inc. (A)	6.750	01-31-34	5,275,000	5,406,084
TransDigm, Inc. (A)	7.125	12-01-31	4,749,000	4,932,218
Air freight and logistics 0.1%
Stonepeak Nile Parent LLC (A)	7.250	03-15-32	1,366,000	1,423,147
Building products 0.9%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,689,000	1,553,942
Builders FirstSource, Inc. (A)	6.375	06-15-32	5,277,000	5,325,934
Builders FirstSource, Inc. (A)	6.750	05-15-35	3,739,000	3,776,240
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	12

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (A)	12.750	01-15-31	456,000	$342,346
FXI Holdings, Inc. (A)(B)	11.000	11-15-30	196,000	162,999
JELD-WEN Holding, Inc. (A)(B)	7.000	09-01-32	6,929,000	4,250,736
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	2,456,000	2,414,884
Commercial services and supplies 2.9%
Albion Financing 1 Sarl (A)	7.000	05-21-30	4,167,000	4,302,219
Allied Universal Holdco LLC (A)	4.625	06-01-28	5,017,000	4,945,066
Allied Universal Holdco LLC (A)(B)	6.000	06-01-29	914,000	906,458
Allied Universal Holdco LLC (A)	6.875	06-15-30	8,330,000	8,516,684
Allied Universal Holdco LLC (A)	7.875	02-15-31	6,178,000	6,459,099
Anagram Holdings LLC (A)(D)(E)	10.000	08-15-26	100,555	0
Cimpress PLC (A)	7.375	09-15-32	1,713,000	1,732,569
Clean Harbors, Inc. (A)	5.750	10-15-33	1,921,000	1,930,649
Clean Harbors, Inc. (A)	6.375	02-01-31	3,710,000	3,771,334
Garda World Security Corp. (A)	8.250	08-01-32	2,983,000	3,059,129
Garda World Security Corp. (A)	8.375	11-15-32	2,169,000	2,247,314
The Brink’s Company (A)	6.500	06-15-29	1,450,000	1,486,038
The GEO Group, Inc.	10.250	04-15-31	8,978,000	9,729,180
VT Topco, Inc. (A)(B)	8.500	08-15-30	6,086,000	6,250,115
Wrangler Holdco Corp. (A)	6.625	04-01-32	2,372,000	2,435,589
Construction and engineering 0.9%
Arcosa, Inc. (A)	4.375	04-15-29	4,441,000	4,336,111
Brand Industrial Services, Inc. (A)(B)	10.375	08-01-30	1,629,000	1,439,723
Brundage-Bone Concrete Pumping Holdings, Inc. (A)(B)	7.500	02-01-32	1,698,000	1,748,911
Dycom Industries, Inc. (A)	4.500	04-15-29	4,671,000	4,588,702
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	4,767,000	4,759,930
Granite Construction, Inc. (A)	6.375	06-15-34	343,000	350,035
Electrical equipment 0.5%
EMRLD Borrower LP (A)	6.625	12-15-30	4,924,000	5,034,068
EMRLD Borrower LP (A)	6.750	07-15-31	4,338,000	4,482,364
Ground transportation 0.1%
GB AIT Buyer, Inc. (A)(B)	8.750	04-30-34	392,000	392,320
Watco Companies LLC (A)	7.125	08-01-32	1,813,000	1,867,796
Machinery 0.5%
Columbus McKinnon Corp. (A)(B)	7.125	02-01-33	1,549,000	1,569,757
Enpro, Inc. (A)	6.125	06-01-33	1,350,000	1,374,436
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	2,807,000	2,886,531
LSF12 Helix Parent LLC (A)	7.125	02-01-33	182,000	178,344
Madison IAQ LLC (A)(B)	5.875	06-30-29	1,000,000	999,881
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	2,692,000	2,670,551
13	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Synergy Infrastructure Holdings LLC (A)	7.875	12-01-30	765,000	$801,484
Passenger airlines 0.6%
JetBlue Airways Corp. (A)(B)	9.875	09-20-31	9,664,000	8,889,348
OneSky Flight LLC (A)	8.875	12-15-29	2,032,000	2,143,282
Professional services 0.6%
Amentum Holdings, Inc. (A)(B)	7.250	08-01-32	1,577,000	1,632,406
CACI International, Inc. (A)	6.375	06-15-33	4,700,000	4,806,788
TriNet Group, Inc. (A)(B)	7.125	08-15-31	6,041,000	6,078,961
Trading companies and distributors 2.1%
Alta Equipment Group, Inc. (A)(B)	9.000	06-01-29	491,000	468,770
Boise Cascade Company (A)(B)	4.875	07-01-30	3,651,000	3,583,948
FTAI Aviation Investors LLC (A)	7.000	06-15-32	7,933,000	8,196,090
Herc Holdings, Inc. (A)(B)	5.750	03-15-31	1,186,000	1,185,875
Herc Holdings, Inc. (A)	6.625	06-15-29	3,494,000	3,579,372
Herc Holdings, Inc. (A)	7.000	06-15-30	3,870,000	4,021,213
United Rentals North America, Inc.	3.875	02-15-31	4,378,000	4,140,103
United Rentals North America, Inc.	4.000	07-15-30	5,914,000	5,651,324
WESCO Distribution, Inc. (A)	6.375	03-15-29	6,228,000	6,367,651
WESCO Distribution, Inc. (A)	6.375	03-15-33	1,861,000	1,912,217
WESCO Distribution, Inc. (A)	7.250	06-15-28	3,166,000	3,171,638
Transportation infrastructure 0.1%
PODS LLC (A)	8.750	05-15-31	1,938,000	1,880,819
Information technology 6.1%				120,297,867
Communications equipment 0.2%
Cooper-Standard Automotive, Inc. (A)(B)	9.250	03-01-31	1,027,000	1,038,554
EchoStar Corp.	10.750	11-30-29	3,837,000	4,169,822
Electronic equipment, instruments and components 0.2%
Insight Enterprises, Inc. (A)	6.625	05-15-32	1,959,000	1,989,970
Zebra Technologies Corp. (A)	6.500	06-01-32	1,434,000	1,454,652
IT services 0.7%
CoreWeave, Inc. (A)(B)	9.000	02-01-31	1,858,000	1,883,863
CoreWeave, Inc. (A)	9.250	06-01-30	3,183,000	3,247,384
CoreWeave, Inc. (A)	9.750	10-01-31	3,549,000	3,660,698
Virtusa Corp. (A)	7.125	12-15-28	6,010,000	5,017,900
Semiconductors and semiconductor equipment 1.0%
Amkor Technology, Inc. (A)(B)	5.875	10-01-33	1,155,000	1,160,298
Kioxia Holdings Corp. (A)	6.250	07-24-30	8,659,000	8,915,222
ON Semiconductor Corp. (A)	3.875	09-01-28	2,756,000	2,688,905
Qnity Electronics, Inc. (A)	5.750	08-15-32	2,357,000	2,372,351
Qnity Electronics, Inc. (A)(B)	6.250	08-15-33	4,275,000	4,359,320
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	14

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 3.4%
Cloud Software Group, Inc. (A)	6.500	03-31-29	6,652,000	$6,601,134
Cloud Software Group, Inc. (A)	6.625	08-15-33	2,087,000	1,899,563
Cloud Software Group, Inc. (A)	8.250	06-30-32	11,994,000	11,775,213
Cloud Software Group, Inc. (A)	9.000	09-30-29	8,414,000	8,314,048
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	5,012,000	5,018,917
Core Scientific Finance I LLC (A)	7.750	05-15-31	3,935,000	4,024,172
Flash Compute LLC (A)	7.250	12-31-30	1,599,000	1,648,462
McAfee Corp. (A)(B)	7.375	02-15-30	1,937,000	1,656,358
NCR Voyix Corp. (A)(B)	5.125	04-15-29	512,000	501,300
NCR Voyix Corp. (A)	5.250	10-01-30	3,515,000	3,242,588
Open Text Corp. (A)	3.875	02-15-28	4,991,000	4,842,028
Open Text Holdings, Inc. (A)(B)	4.125	02-15-30	5,106,000	4,691,514
Pagaya US Holdings Company LLC (A)(B)	8.875	08-01-30	1,420,000	1,111,126
Rocket Software, Inc. (A)(B)	6.500	02-15-29	554,000	518,175
UKG, Inc. (A)	6.875	02-01-31	8,843,000	8,690,209
WULF Compute LLC (A)	7.750	10-15-30	1,996,000	2,097,317
Technology hardware, storage and peripherals 0.6%
Diebold Nixdorf, Inc. (A)	7.750	03-31-30	3,432,000	3,590,469
Seagate Data Storage Technology Pte, Ltd. (A)	5.750	12-01-34	3,091,000	3,143,918
Seagate Data Storage Technology Pte, Ltd. (A)(B)	8.250	12-15-29	2,016,000	2,100,932
Xerox Corp. (A)(B)	10.250	10-15-30	500,000	437,701
Xerox Corp. (A)	13.500	04-15-31	676,000	449,604
Xerox Holdings Corp. (A)	5.500	08-15-28	3,421,000	1,984,180
Materials 8.1%				159,512,195
Chemicals 2.5%
Ashland, Inc.	6.875	05-15-43	3,191,000	3,174,210
Bond US Bidco 1, Inc. (A)	7.125	06-15-33	603,000	607,715
Celanese US Holdings LLC	7.000	02-15-31	1,517,000	1,572,266
Celanese US Holdings LLC (B)	7.375	02-15-34	1,517,000	1,584,426
Celanese US Holdings LLC (B)	7.550	11-15-30	7,412,000	7,883,989
Consolidated Energy Finance SA (A)(B)	12.000	02-15-31	1,092,000	1,147,965
FMC Corp. (B)	3.450	10-01-29	938,000	857,352
FMC Corp. (B)	5.650	05-18-33	660,000	593,076
FMC Corp. (A)	8.000	06-01-31	1,628,000	1,701,327
Huntsman International LLC	4.500	05-01-29	1,171,000	1,134,015
INEOS Finance PLC (A)(B)	6.750	05-15-28	1,967,000	1,979,134
INEOS Quattro Finance 2 PLC (A)(B)	9.625	03-15-29	537,000	512,567
Mativ Holdings, Inc. (A)	8.000	10-01-29	573,000	570,739
Olympus Water US Holding Corp. (A)	4.250	10-01-28	2,045,000	1,991,535
Olympus Water US Holding Corp. (A)(B)	6.250	10-01-29	384,000	376,651
15	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Olympus Water US Holding Corp. (A)	6.750	08-01-32	5,783,000	$5,646,071
Olympus Water US Holding Corp. (A)	7.250	02-15-33	1,962,000	1,939,738
SCIH Salt Holdings, Inc. (A)	6.625	05-01-29	685,000	677,858
Solstice Advanced Materials, Inc. (A)	5.625	09-30-33	2,303,000	2,276,889
The Chemours Company (A)	5.750	11-15-28	776,000	774,613
The Chemours Company (A)	8.000	01-15-33	515,000	526,164
The Scotts Miracle-Gro Company (B)	4.000	04-01-31	5,660,000	5,265,564
Tronox, Inc. (A)(B)	4.625	03-15-29	1,110,000	884,113
WR Grace Holdings LLC (A)	5.625	08-15-29	1,108,000	1,061,150
WR Grace Holdings LLC (A)	6.625	08-15-32	2,697,000	2,676,186
WR Grace Holdings LLC (A)	7.000	08-01-33	2,314,000	2,295,419
Construction materials 0.7%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	1,406,000	1,431,679
Quikrete Holdings, Inc. (A)	6.750	03-01-33	5,139,000	5,212,863
Standard Building Solutions, Inc. (A)	5.875	03-15-34	1,678,000	1,636,056
Standard Industries, Inc. (A)	4.375	07-15-30	5,964,000	5,680,177
White Cap Supply Holdings LLC (A)	7.375	11-15-30	604,000	601,943
Containers and packaging 2.5%
Ardagh Group SA (A)(B)	9.500	12-01-30	4,987,816	5,325,317
Ardagh Group SA (5.500% Cash and 6.500% PIK) (A)	12.000	12-01-30	10,464,000	9,721,579
Ardagh Metal Packaging Finance USA LLC (A)(B)	4.000	09-01-29	1,008,000	956,089
Ardagh Metal Packaging Finance USA LLC (A)(B)	6.250	01-30-31	783,000	789,038
Clydesdale Acquisition Holdings, Inc. (A)	6.750	04-15-32	3,092,000	2,972,037
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	6,062,000	5,959,977
Clydesdale Acquisition Holdings, Inc. (A)(B)	8.750	04-15-30	2,346,000	2,254,136
Mauser Packaging Solutions Holding Company (A)	9.250	04-15-30	1,296,000	1,241,767
Owens-Brockway Glass Container, Inc. (A)(B)	7.250	05-15-31	10,826,000	10,644,888
Owens-Brockway Glass Container, Inc. (A)(B)	9.500	06-01-33	776,000	797,850
Sealed Air Corp. (A)	6.875	07-15-33	4,386,000	4,309,644
Sword Purchaser LLC (A)	10.500	04-15-34	1,274,000	1,324,938
Trident TPI Holdings, Inc. (A)	12.750	12-31-28	625,000	629,992
Trivium Packaging Finance BV (A)	8.250	07-15-30	1,019,000	1,074,999
Trivium Packaging Finance BV (A)	12.250	01-15-31	583,000	643,211
Metals and mining 2.0%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	4,488,000	4,378,307
Amsted Industries, Inc. (A)	6.375	03-15-33	1,959,000	1,991,327
Champion Iron Canada, Inc. (A)	7.875	07-15-32	1,497,000	1,567,070
Cleveland-Cliffs, Inc. (A)(B)	7.000	03-15-32	5,923,000	5,987,911
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	16

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Cleveland-Cliffs, Inc. (A)	7.500	09-15-31	5,945,000	$6,137,636
Commercial Metals Company (A)	5.750	11-15-33	1,158,000	1,158,872
Fortescue Treasury Pty, Ltd. (A)	4.500	09-15-27	2,668,000	2,654,383
Fortescue Treasury Pty, Ltd. (A)(B)	5.875	04-15-30	2,868,000	2,917,369
Kaiser Aluminum Corp. (A)	5.875	03-01-34	3,036,000	3,021,595
Midwest Vanadium Proprietary, Ltd. (A)(D)	13.250	02-15-18	1,951,648	13,213
Mineral Resources, Ltd. (A)	6.000	05-01-32	458,000	456,199
Mineral Resources, Ltd. (A)	6.250	05-01-34	458,000	455,293
Northwest Acquisitions ULC (A)(D)	7.125	11-01-22	1,140,000	11
Novelis Corp. (A)	4.750	01-30-30	5,311,000	5,126,135
Novelis Corp. (A)	6.375	08-15-33	3,092,000	3,122,141
PLS Group, Ltd. (A)	6.875	05-01-31	231,000	236,984
Skeena Resources, Ltd. (A)	8.500	04-01-31	212,000	222,722
Paper and forest products 0.4%
Magnera Corp. (A)(B)	7.250	11-15-31	7,398,000	7,146,115
Real estate 3.1%				62,471,853
Health care REITs 0.3%
Diversified Healthcare Trust	4.750	02-15-28	485,000	474,043
Diversified Healthcare Trust (A)	7.250	10-15-30	1,157,000	1,188,116
MPT Operating Partnership LP (B)	3.500	03-15-31	1,243,000	890,560
MPT Operating Partnership LP (B)	4.625	08-01-29	875,000	715,364
MPT Operating Partnership LP (B)	5.000	10-15-27	1,354,000	1,321,880
MPT Operating Partnership LP (A)	8.500	02-15-32	2,075,000	2,160,488
Hotel and resort REITs 0.4%
Service Properties Trust (B)	3.950	01-15-28	386,000	373,897
Service Properties Trust (B)	4.950	10-01-29	755,000	710,395
Service Properties Trust (A)(F)	5.633	09-30-27	779,000	723,343
Service Properties Trust (A)(B)	8.625	11-15-31	1,333,000	1,406,924
Service Properties Trust	8.875	06-15-32	662,000	683,880
XHR LP (A)	6.625	05-15-30	4,121,000	4,217,596
Real estate management and development 0.9%
Anywhere Real Estate Group LLC (A)(B)	5.250	04-15-30	813,000	780,907
Anywhere Real Estate Group LLC (A)	7.000	04-15-30	2,650,471	2,673,307
Anywhere Real Estate Group LLC (A)	9.750	04-15-30	3,783,000	4,075,271
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (A)(D)	13.000	09-12-30	1,764,910	747,881
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	3,895,000	4,047,474
Kennedy-Wilson, Inc. (A)	7.000	06-01-31	1,404,000	1,436,771
Kennedy-Wilson, Inc. (A)	7.250	06-01-33	882,000	896,633
The Howard Hughes Corp. (A)(B)	5.875	03-01-32	1,169,000	1,148,588
17	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
The Howard Hughes Corp. (A)	6.125	03-01-34	1,169,000	$1,142,240
Specialized REITs 1.5%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	5,432,000	5,235,768
Iron Mountain, Inc. (A)	4.875	09-15-29	11,819,000	11,612,706
Millrose Properties, Inc. (A)	6.375	08-01-30	2,033,000	2,060,992
Outfront Media Capital LLC (A)	4.250	01-15-29	2,916,000	2,845,883
Outfront Media Capital LLC (A)	7.375	02-15-31	3,066,000	3,197,593
Uniti Group LP (A)(B)	6.500	02-15-29	1,883,000	1,860,117
Uniti Group LP (A)(B)	8.625	06-15-32	578,000	605,944
Uniti Group LP (A)	8.625	06-15-32	3,088,000	3,237,292
Utilities 2.4%				48,476,253
Electric utilities 1.2%
NRG Energy, Inc. (A)	3.625	02-15-31	8,144,000	7,553,112
NRG Energy, Inc. (A)	5.750	01-15-34	7,730,000	7,645,990
NRG Energy, Inc. (A)	5.875	05-15-34	6,103,000	6,064,625
VoltaGrid LLC (A)	7.375	11-01-30	3,795,000	3,951,771
Independent power and renewable electricity producers 1.2%
Alpha Generation LLC (A)(B)	6.250	01-15-34	1,515,000	1,501,896
Alpha Generation LLC (A)	6.750	10-15-32	2,895,000	2,962,268
Clearway Energy Operating LLC (A)	5.750	01-15-34	1,947,000	1,933,602
ContourGlobal Power Holdings SA (A)(B)	6.750	02-28-30	5,769,000	5,894,822
Talen Energy Supply LLC (A)	6.250	02-01-34	5,777,000	5,755,748
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	1,594,000	1,625,502
TransAlta Corp.	5.875	02-01-34	1,165,000	1,151,894

XPLR Infrastructure Operating Partners LP (A)(B)	7.750	04-15-34	2,306,000	2,435,023
Term loans (G) 0.7%				$13,086,364
(Cost $20,461,305)
Communication services 0.2%				3,138,373
Media 0.2%
Townsquare Media, Inc., 2025 Term Loan (6 month CME Term SOFR + 5.000%)	8.586	02-19-30	4,306,515	3,138,373
Consumer discretionary 0.5%				9,400,374
Hotels, restaurants and leisure 0.5%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.916	06-29-29	10,537,000	9,400,374
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (D)(E)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (D)(E)	0.000	06-06-21	1,618,638	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	18

	Rate (%)	Maturity date	Par value^	Value
Materials 0.0%				$547,617
Chemicals 0.0%
Trinseo Holding Sarl, 2021 Term Loan B2 (D)	0.000	05-03-28	5,654,987	282,749
Metals and mining 0.0%

Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) (E)	10.000	12-17-33	542,984	264,868
Collateralized mortgage obligations 0.1%				$1,404,495
(Cost $0)
Commercial and residential 0.1%				1,404,495
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	28,058,125	454,354
Series 2007-4, Class ES IO	0.350	07-19-37	27,973,397	424,379

Series 2007-6, Class ES IO (A)	0.343	08-19-37	30,559,377	525,762
Asset-backed securities 0.1%				$1,551,729
(Cost $1,504,112)
Asset-backed securities 0.1%				1,551,729
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	1,504,325	1,551,729

	Shares	Value
Common stocks 0.0%		$21,250
(Cost $40,960)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (E)(H)	11,688	0
Energy 0.0%		21,250
Energy equipment and services 0.0%
TPT Acquisition, Inc. (E)(H)	2,560	0
Oil, gas and consumable fuels 0.0%

Permian Production (E)(H)	35,417	21,250
Preferred securities 0.3%		$6,856,933
(Cost $10,101,608)
Financials 0.3%		6,069,114
Insurance 0.3%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	242,280	6,069,114
Industrials 0.0%		787,819
Construction and engineering 0.0%
Glasstech, Inc., Series A (E)(H)(I)	143	131,560

Glasstech, Inc., Series B (E)(H)(I)	4,475	656,259
19	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Escrow shares 0.0%		$6,462
(Cost $0)
Arctic Canadian Diamonds Holding Units (E)(H)	518	6,462

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Green Field Energy Services, Inc. (E)(H)	250,000	0
Green Field Energy Services, Inc. (E)(H)	6,000	0
Magellan Health, Inc. (E)(H)	4,380,000	0

	Yield (%)	Shares	Value
Short-term investments 9.1%			$180,190,284
(Cost $180,200,794)
Short-term funds 9.1%			180,190,284
John Hancock Collateral Trust (J)	3.5217(K)	18,017,767	180,190,284

Total investments (Cost $2,098,500,805) 104.8%	$2,073,859,547
Other assets and liabilities, net (4.8%)	(95,084,602)
Total net assets 100.0%	$1,978,774,945

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,652,811,241 or 83.5% of the fund’s net assets as of 5-31-26.
(B)	All or a portion of this security is on loan as of 5-31-26.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	20

(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $131,353,096.
(K)	The rate shown is the annualized seven-day yield as of 5-31-26.
The fund had the following country composition as a percentage of net assets on 5-31-26:
United States	89.3%
Luxembourg	2.4%
Canada	2.3%
Japan	1.4%
United Kingdom	1.1%
Other countries	3.5%
TOTAL	100.0%
21	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,327,653	EUR	1,140,000	CITI	6/17/2026	—	$(2,929)
USD	302,525	EUR	260,000	JPM	6/17/2026	—	(941)
						—	$(3,870)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.46	3.021%	32,175,000	USD	$32,175,000	5.000%	Quarterly	Jun 2031	$2,448,373	$555,880	$3,004,253
					$32,175,000				$2,448,373	$555,880	$3,004,253

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 5-31-26, the aggregate cost of investments for federal income tax purposes was $2,106,089,908. Net unrealized depreciation aggregated to $29,229,978, of which $25,603,834 related to gross unrealized appreciation and $54,833,812 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	22

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-26

Assets
Unaffiliated investments, at value (Cost $1,918,300,011) including $158,841,245 of securities loaned	$1,893,669,263
Affiliated investments, at value (Cost $180,200,794)	180,190,284
Total investments, at value (Cost $2,098,500,805)	2,073,859,547
Receivable for centrally cleared swaps	2,678,181
Cash	583,657
Foreign currency, at value (Cost $38,662)	33,529
Interest receivable	35,460,391
Receivable for fund shares sold	1,538,243
Receivable for investments sold	2,136,417
Receivable for securities lending income	89,967
Other assets	131,982
Total assets	2,116,511,914
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,870
Distributions payable	351,616
Payable for investments purchased	3,178,187
Payable for fund shares repurchased	2,568,604
Payable upon return of securities loaned	131,384,368
Payable to affiliates
Accounting and legal services fees	97,904
Transfer agent fees	34,453
Trustees’ fees	2,759
Other liabilities and accrued expenses	115,208
Total liabilities	137,736,969
Net assets	$1,978,774,945
Net assets consist of
Paid-in capital	$2,744,445,427
Total distributable earnings (loss)	(765,670,482)
Net assets	$1,978,774,945
23	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($227,132,623 ÷ 74,771,774 shares)[1]	$3.04
Class C ($2,835,074 ÷ 933,464 shares)[1]	$3.04
Class I ($141,919,507 ÷ 46,704,972 shares)	$3.04
Class R6 ($233,896,332 ÷ 77,146,851 shares)	$3.03
Class NAV ($1,372,991,409 ÷ 452,572,642 shares)	$3.03
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	24

STATEMENT OF OPERATIONS For the year ended 5-31-26

Investment income
Interest	$107,410,870
Dividends from affiliated investments	1,081,774
Dividends	454,873
Securities lending, net	575,577
Total investment income	109,523,094
Expenses
Investment management fees	7,517,910
Distribution and service fees	610,584
Accounting and legal services fees	276,154
Transfer agent fees	412,710
Trustees’ fees	36,660
Custodian fees	186,605
State registration fees	84,592
Printing and postage	56,217
Professional fees	137,472
Other	71,449
Total expenses	9,390,353
Less expense reductions	(153,315)
Net expenses	9,237,038
Net investment income	100,286,056
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,358,690)
Affiliated investments	(32,050)
Forward foreign currency contracts	(158,355)
Swap contracts	(407,096)
(3,956,191)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	8,823,345
Affiliated investments	(11,821)
Forward foreign currency contracts	122,173
Swap contracts	555,880
9,489,577
Net realized and unrealized gain	5,533,386
Increase in net assets from operations	$105,819,442
25	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$100,286,056	$79,920,914
Net realized gain (loss)	(3,956,191)	2,878,616
Change in net unrealized appreciation (depreciation)	9,489,577	12,111,166
Increase in net assets resulting from operations	105,819,442	94,910,696
Distributions to shareholders
From earnings
Class A	(14,987,866)	(14,389,146)
Class C	(191,626)	(230,230)
Class I	(8,884,063)	(6,575,146)
Class R6	(16,634,079)	(6,917,291)
Class NAV	(63,904,090)	(52,931,177)
Total distributions	(104,601,724)	(81,042,990)
From fund share transactions
Fund share transactions	579,478,237	(11,872,937)
Issued in reorganization	—	193,053,080
From fund share transactions	579,478,237	181,180,143
Total increase	580,695,955	195,047,849
Net assets
Beginning of year	1,398,078,990	1,203,031,141
End of year	$1,978,774,945	$1,398,078,990
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	26

Financial highlights
CLASS A SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$3.04	$3.00	$2.92	$3.11	$3.45
Net investment income[1]	0.19	0.18	0.17	0.16	0.15
Net realized and unrealized gain (loss) on investments	0.01	0.04	0.09	(0.18)	(0.33)
Total from investment operations	0.20	0.22	0.26	(0.02)	(0.18)
Less distributions
From net investment income	(0.20)	(0.18)	(0.18)	(0.17)	(0.16)
Net asset value, end of period	$3.04	$3.04	$3.00	$2.92	$3.11
Total return (%)[2,3]	6.69	7.65	9.12	(0.36)	(5.39)
Ratios and supplemental data
Net assets, end of period (in millions)	$227	$232	$237	$235	$260
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.92	0.93	0.93	0.91
Expenses including reductions	0.90	0.91	0.92	0.92	0.90
Net investment income	6.24	5.97	5.81	5.59	4.60
Portfolio turnover (%)	45	54[4]	47	39	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
27	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$3.04	$3.00	$2.92	$3.11	$3.45
Net investment income[1]	0.17	0.16	0.15	0.14	0.13
Net realized and unrealized gain (loss) on investments	0.01	0.04	0.09	(0.18)	(0.33)
Total from investment operations	0.18	0.20	0.24	(0.04)	(0.20)
Less distributions
From net investment income	(0.18)	(0.16)	(0.16)	(0.15)	(0.14)
Net asset value, end of period	$3.04	$3.04	$3.00	$2.92	$3.11
Total return (%)[2,3]	5.90	6.85	8.31	(1.11)	(6.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$5	$7	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66	1.67	1.68	1.68	1.66
Expenses including reductions	1.65	1.66	1.67	1.67	1.65
Net investment income	5.49	5.20	5.06	4.79	3.83
Portfolio turnover (%)	45	54[4]	47	39	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	28

CLASS I SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$3.04	$3.00	$2.92	$3.11	$3.45
Net investment income[1]	0.20	0.19	0.18	0.17	0.16
Net realized and unrealized gain (loss) on investments	0.01	0.04	0.09	(0.18)	(0.33)
Total from investment operations	0.21	0.23	0.27	(0.01)	(0.17)
Less distributions
From net investment income	(0.21)	(0.19)	(0.19)	(0.18)	(0.17)
Net asset value, end of period	$3.04	$3.04	$3.00	$2.92	$3.11
Total return (%)[2]	6.96	7.92	9.39	(0.11)	(5.15)
Ratios and supplemental data
Net assets, end of period (in millions)	$142	$118	$106	$101	$97
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.67	0.68	0.68	0.66
Expenses including reductions	0.65	0.66	0.67	0.67	0.65
Net investment income	6.49	6.21	6.04	5.80	4.83
Portfolio turnover (%)	45	54[3]	47	39	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
29	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$3.03	$2.99	$2.92	$3.11	$3.45
Net investment income[1]	0.20	0.20	0.18	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.01	0.04	0.08	(0.18)	(0.34)
Total from investment operations	0.21	0.24	0.26	(0.01)	(0.17)
Less distributions
From net investment income	(0.21)	(0.20)	(0.19)	(0.18)	(0.17)
Net asset value, end of period	$3.03	$3.03	$2.99	$2.92	$3.11
Total return (%)[2]	7.07	8.04	9.16	0.00[3]	(5.05)
Ratios and supplemental data
Net assets, end of period (in millions)	$234	$237	$41	$33	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55	0.57	0.57	0.57	0.55
Expenses including reductions	0.54	0.56	0.56	0.56	0.54
Net investment income	6.60	6.59	6.17	5.95	4.95
Portfolio turnover (%)	45	54[4]	47	39	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than 1%.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	30

CLASS NAV SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$3.03	$2.99	$2.92	$3.11	$3.45
Net investment income[1]	0.20	0.19	0.18	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.01	0.05	0.08	(0.18)	(0.34)
Total from investment operations	0.21	0.24	0.26	(0.01)	(0.17)
Less distributions
From net investment income	(0.21)	(0.20)	(0.19)	(0.18)	(0.17)
Net asset value, end of period	$3.03	$3.03	$2.99	$2.92	$3.11
Total return (%)[2]	7.08	8.05	9.16	0.00[3]	(5.05)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,373	$807	$814	$782	$884
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55	0.56	0.56	0.56	0.54
Expenses including reductions	0.54	0.55	0.55	0.55	0.53
Net investment income	6.62	6.34	6.19	5.96	4.96
Portfolio turnover (%)	45	54[4]	47	39	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than 1%.
[4]	Excludes reorganization activity.
31	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
| JOHN HANCOCK High Yield Fund	32

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$1,870,742,030	—	$1,870,742,030	—
Term loans	13,086,364	—	12,821,496	$264,868
Collateralized mortgage obligations	1,404,495	—	1,404,495	—
Asset-backed securities	1,551,729	—	1,551,729	—
Common stocks	21,250	—	—	21,250
Preferred securities	6,856,933	$6,069,114	—	787,819
Escrow shares	6,462	—	—	6,462
Escrow certificates	—	—	—	—
Short-term investments	180,190,284	180,190,284	—	—
Total investments in securities	$2,073,859,547	$186,259,398	$1,886,519,750	$1,080,399
Derivatives:
Assets
Swap contracts	$3,004,253	—	$3,004,253	—
Liabilities
Forward foreign currency contracts	(3,870)	—	(3,870)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
33	JOHN HANCOCK High Yield Fund |

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2026, the fund loaned securities valued at $158,841,245 and received $131,384,368 of cash collateral.
In addition, non-cash collateral of approximately $33,060,798 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
| JOHN HANCOCK High Yield Fund	34

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2026 were $7,515.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2026, the fund has a short-term capital loss carryforward of $14,260,434 and a long-term capital loss carryforward of $735,405,110 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules in relation to previous mergers, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
35	JOHN HANCOCK High Yield Fund |

The tax character of distributions for the years ended May 31, 2026 and 2025 was as follows:
	May 31, 2026	May 31, 2025
Ordinary income	$104,601,724	$81,042,990
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2026, the components of distributable earnings on a tax basis consisted of $13,581,789 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
| JOHN HANCOCK High Yield Fund	36

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statement of assets and liabilities. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended May 31, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $303,500 to $6.1 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By
37	JOHN HANCOCK High Yield Fund |

acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the year ended May 31, 2026, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging up to $33.7 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	—	$(3,870)
Credit	Swap contracts, at value[1]	Credit default swaps	$3,004,253	—
			$3,004,253	$(3,870)

[1]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Swap contracts	Total
Currency	$(158,355)	—	$(158,355)
| JOHN HANCOCK High Yield Fund	38

	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Swap contracts	Total
Credit	—	$(407,096)	$(407,096)
Total	$(158,355)	$(407,096)	$(565,451)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Swap contracts	Total
Currency	$122,173	—	$122,173
Credit	—	$555,880	555,880
Total	$122,173	$555,880	$678,053
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s aggregate average daily net assets, (b) 0.5625% of the next $75 million of the fund’s aggregate average daily net assets, (c) 0.5000% of the next $350 million of the fund’s aggregate average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s aggregate average daily net assets and (e) 0.4500% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and High Yield Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (the Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
39	JOHN HANCOCK High Yield Fund |

For the year ended May 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$23,096
Class C	334
Class I	13,174
Class	Expense reduction
Class R6	$24,320
Class NAV	92,391
Total	$153,315

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2026, were equivalent to a net annual effective rate of 0.48% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $151,229 for the year ended May 31, 2026. Of this amount, $21,661 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $129,568 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2026, CDSCs received by the Distributor amounted to $2,682 and $50 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK High Yield Fund	40

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$577,091	$252,081
Class C	33,493	3,655
Class I	—	143,986
Class R6	—	12,988
Total	$610,584	$412,710
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2026 and 2025 were as follows:
	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	14,447,563	$44,342,681	18,824,677	$57,387,212
Distributions reinvested	4,635,113	14,188,734	4,454,083	13,591,135
Repurchased	(20,535,505)	(62,947,473)	(26,127,700)	(79,565,626)
Net decrease	(1,452,829)	$(4,416,058)	(2,848,940)	$(8,587,279)
Class C shares
Sold	45,301	$138,518	108,868	$329,597
Distributions reinvested	62,566	191,598	75,317	229,795
Repurchased	(402,270)	(1,227,953)	(466,872)	(1,418,722)
Net decrease	(294,403)	$(897,837)	(282,687)	$(859,330)
Class I shares
Sold	23,042,927	$70,491,428	18,760,524	$57,160,246
Distributions reinvested	2,064,433	6,320,484	1,708,138	5,212,588
Repurchased	(17,340,521)	(52,825,169)	(16,812,139)	(51,329,904)
Net increase	7,766,839	$23,986,743	3,656,523	$11,042,930
41	JOHN HANCOCK High Yield Fund |

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	14,244,086	$43,556,716	9,952,235	$30,293,123
Issued in reorganization (Note 11)	—	—	63,113,992	193,053,080
Distributions reinvested	5,443,077	16,631,129	2,278,745	6,913,897
Repurchased	(20,821,845)	(63,575,825)	(10,916,330)	(33,005,345)
Net increase (decrease)	(1,134,682)	$(3,387,980)	64,428,642	$197,254,755
Class NAV shares
Sold	181,967,535	$550,096,694	21,536,544	$65,610,345
Distributions reinvested	20,930,397	63,904,090	17,379,696	52,931,177
Repurchased	(16,325,778)	(49,807,415)	(44,853,893)	(136,212,455)
Net increase (decrease)	186,572,154	$564,193,369	(5,937,653)	$(17,670,933)
Total net increase	191,457,079	$579,478,237	59,015,885	$181,180,143
Affiliates of the fund owned 100% of shares of Class NAV on May 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,216,383,892 and $679,076,516, respectively, for the year ended May 31, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2026, funds within the John Hancock group of funds complex held 68.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	9.8%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	6.9%
John Hancock Funds II Multimanager LIfestyle Growth Portfolio	5.6%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	5.5%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	5.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK High Yield Fund	42

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	18,017,767	$99,803,635	$1,311,131,510	$(1,230,700,990)	$(32,050)	$(11,821)	$1,657,351	—	$180,190,284

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at May 31, 2026:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$131,560
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.0%[1]	656,259
								$787,819

[1]	Less than 0.05%.
Note 11—Reorganization
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on February 7, 2025. The following outlines the reorganization:
43	JOHN HANCOCK High Yield Fund |

Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Depreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
John Hancock High Yield Fund	John Hancock Funds II High Yield Fund	$193,053,080	($13,764,332)	27,487,635	63,113,992	$1,215,773,879	$1,408,826,959
See Note 6 for capital shares issued in connection with the above referenced reorganization.
Note 12—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
Note 13—Subsequent event
At its meeting held on June 23-25, 2026, the Trust’s Board of Trustees (the Board) approved a new sub-subadvisory agreement between the Subadvisor and CQS (US), LLC with respect to the fund, effective on or about June 25, 2026 (the Effective Date). Also effective on the Effective Date, the Subadvisor entered into a participating affiliate agreement with CQS (UK) LLP, an affiliate of the Subadvisor, with respect to the fund.
| JOHN HANCOCK High Yield Fund	44

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock High Yield Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 9, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
45	JOHN HANCOCK HIGH YIELD FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK HIGH YIELD FUND	46

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, statement regarding basis for approval of investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
47	|

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5530213	57A 5/26
7/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Investment Grade Bond Fund
Fixed income
May 31, 2026

John Hancock
Investment Grade Bond Fund

2	Fund’s investments
36	Financial statements
40	Financial highlights
46	Notes to financial statements
57	Report of independent registered public accounting firm
58	Tax information
59	Other N-CSR Items
1	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

Fund’s investments
AS OF 5-31-26
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 51.3%				$2,347,386,935
(Cost $2,389,457,443)
U.S. Government 16.9%				772,717,865
U.S. Treasury
Bond	1.375	08-15-50	79,378,000	38,495,230
Bond	1.625	11-15-50	68,677,000	35,521,568
Bond	2.000	02-15-50	80,444,000	46,428,129
Bond	3.375	11-15-48	7,109,000	5,522,804
Bond	4.000	11-15-42	4,729,000	4,251,482
Bond	4.625	11-15-44	23,360,000	22,403,700
Bond	4.625	11-15-45	14,066,000	13,441,821
Bond	4.625	02-15-46	38,933,000	37,181,015
Bond	4.750	11-15-43	50,797,000	49,745,344
Bond	4.750	02-15-45	2,299,000	2,238,561
Bond	4.750	08-15-55	33,022,000	31,795,284
Bond	4.750	02-15-56	139,845,000	134,775,619
Bond	4.875	08-15-45	54,586,000	53,901,543
Note	3.375	02-29-28	60,459,000	59,835,517
Note	3.500	11-30-30	90,176,000	87,868,762
Note	3.875	05-15-29	61,691,000	61,396,996
Note	3.875	04-30-31	32,965,000	32,581,267
Note	4.125	04-30-33	31,596,000	31,299,788
Note	4.375	05-15-36	24,158,000	24,033,435
U.S. Government Agency 34.4%				1,574,669,070
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	5,793,677	5,354,811
15 Yr Pass Thru	4.000	08-01-37	2,275,114	2,230,517
15 Yr Pass Thru	4.000	08-01-37	1,240,345	1,214,869
15 Yr Pass Thru	4.000	08-01-37	1,942,980	1,901,858
15 Yr Pass Thru	4.000	11-01-37	4,155,313	4,066,070
15 Yr Pass Thru	4.000	06-01-40	6,328,703	6,149,272
15 Yr Pass Thru	4.500	12-01-37	873,181	869,239
15 Yr Pass Thru	4.500	01-01-38	605,421	602,688
15 Yr Pass Thru	4.500	02-01-38	5,071,085	5,037,100
30 Yr Pass Thru	2.500	08-01-51	5,234,199	4,476,355
30 Yr Pass Thru	2.500	11-01-51	4,114,312	3,516,042
30 Yr Pass Thru	2.500	12-01-51	1,307,120	1,113,782
30 Yr Pass Thru	2.500	04-01-52	17,090,280	14,567,765
30 Yr Pass Thru	3.000	03-01-43	186,552	171,344
30 Yr Pass Thru	3.000	03-01-43	1,566,489	1,434,118
30 Yr Pass Thru	3.000	04-01-43	652,572	597,712
30 Yr Pass Thru	3.000	12-01-45	530,233	480,299
30 Yr Pass Thru	3.000	10-01-46	576,577	521,470
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-46	462,620	$415,225
30 Yr Pass Thru	3.000	12-01-46	1,646,707	1,476,971
30 Yr Pass Thru	3.000	12-01-46	436,511	393,427
30 Yr Pass Thru	3.000	04-01-47	300,180	269,333
30 Yr Pass Thru	3.000	04-01-47	3,752,722	3,358,264
30 Yr Pass Thru	3.000	09-01-49	4,003,261	3,557,449
30 Yr Pass Thru	3.000	10-01-49	2,835,732	2,519,938
30 Yr Pass Thru	3.000	10-01-49	1,499,157	1,330,802
30 Yr Pass Thru	3.000	12-01-49	5,618,104	4,992,458
30 Yr Pass Thru	3.000	12-01-49	4,642,974	4,104,158
30 Yr Pass Thru	3.000	01-01-50	8,939,669	7,944,126
30 Yr Pass Thru	3.000	02-01-50	4,787,435	4,231,853
30 Yr Pass Thru	3.000	08-01-50	21,831,680	19,120,733
30 Yr Pass Thru	3.000	11-01-50	2,015,923	1,781,975
30 Yr Pass Thru	3.000	12-01-51	13,371,605	11,819,832
30 Yr Pass Thru	3.000	02-01-52	6,090,887	5,384,040
30 Yr Pass Thru	3.000	03-01-52	12,540,639	11,006,920
30 Yr Pass Thru	3.000	06-01-52	7,177,410	6,355,687
30 Yr Pass Thru	3.500	10-01-46	723,048	666,092
30 Yr Pass Thru	3.500	04-01-47	396,382	369,128
30 Yr Pass Thru	3.500	08-01-47	5,366,000	4,927,206
30 Yr Pass Thru	3.500	11-01-48	1,831,710	1,701,188
30 Yr Pass Thru	3.500	06-01-49	16,521,986	15,232,889
30 Yr Pass Thru	3.500	12-01-49	3,414,236	3,123,307
30 Yr Pass Thru	3.500	03-01-52	2,379,068	2,183,780
30 Yr Pass Thru	3.500	03-01-52	10,158,383	9,283,257
30 Yr Pass Thru	3.500	03-01-52	3,366,870	3,087,342
30 Yr Pass Thru	3.500	04-01-52	24,905,327	22,860,958
30 Yr Pass Thru	3.500	06-01-52	5,863,777	5,395,272
30 Yr Pass Thru	3.500	07-01-52	2,691,277	2,458,588
30 Yr Pass Thru	3.500	07-01-52	5,299,429	4,844,549
30 Yr Pass Thru	3.500	07-01-52	3,987,713	3,642,933
30 Yr Pass Thru	4.000	07-01-45	1,238,944	1,189,935
30 Yr Pass Thru	4.000	08-01-48	270,281	257,426
30 Yr Pass Thru	4.000	08-01-49	8,999,041	8,512,745
30 Yr Pass Thru	4.000	05-01-52	13,962,383	13,152,242
30 Yr Pass Thru	4.000	06-01-52	8,273,166	7,790,546
30 Yr Pass Thru	4.000	06-01-52	6,876,489	6,501,132
30 Yr Pass Thru	4.000	08-01-52	9,351,589	8,835,282
30 Yr Pass Thru	4.000	08-01-52	4,572,921	4,307,586
30 Yr Pass Thru	4.000	08-01-52	22,147,366	20,883,071
30 Yr Pass Thru	4.000	09-01-52	22,918,870	21,510,263
30 Yr Pass Thru	4.000	12-01-52	11,713,690	11,136,520
30 Yr Pass Thru	4.000	04-01-53	2,766,729	2,617,435
3	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	04-01-53	2,950,097	$2,780,767
30 Yr Pass Thru	4.000	04-01-54	7,861,920	7,437,686
30 Yr Pass Thru	4.500	06-01-52	3,915,209	3,801,003
30 Yr Pass Thru	4.500	07-01-52	1,798,890	1,744,168
30 Yr Pass Thru	4.500	07-01-52	2,624,380	2,544,547
30 Yr Pass Thru	4.500	08-01-52	5,168,974	5,018,197
30 Yr Pass Thru	4.500	08-01-52	4,256,842	4,132,671
30 Yr Pass Thru	4.500	09-01-52	2,699,803	2,615,988
30 Yr Pass Thru	4.500	09-01-52	3,075,227	2,988,407
30 Yr Pass Thru	4.500	09-01-52	10,786,099	10,471,472
30 Yr Pass Thru	4.500	10-01-52	11,166,509	10,823,233
30 Yr Pass Thru	4.500	12-01-52	9,971,068	9,692,679
30 Yr Pass Thru	4.500	02-01-53	10,015,429	9,686,507
30 Yr Pass Thru	4.500	04-01-53	2,481,520	2,410,686
30 Yr Pass Thru	4.500	04-01-53	8,220,371	7,938,198
30 Yr Pass Thru	4.500	08-01-53	7,866,244	7,636,788
30 Yr Pass Thru	4.500	08-01-53	3,033,974	2,940,733
30 Yr Pass Thru	4.500	10-01-53	14,496,564	14,037,462
30 Yr Pass Thru	4.500	02-01-54	4,173,097	4,042,241
30 Yr Pass Thru	5.000	07-01-52	7,313,798	7,292,228
30 Yr Pass Thru	5.000	08-01-52	12,195,718	12,161,274
30 Yr Pass Thru	5.000	08-01-52	16,255,863	16,120,545
30 Yr Pass Thru	5.000	10-01-52	5,541,942	5,503,776
30 Yr Pass Thru	5.000	02-01-53	6,371,587	6,323,726
30 Yr Pass Thru	5.000	03-01-53	9,423,738	9,388,289
30 Yr Pass Thru	5.000	06-01-53	2,742,308	2,719,994
30 Yr Pass Thru	5.000	06-01-53	4,037,673	4,013,652
30 Yr Pass Thru	5.000	07-01-53	13,938,217	13,868,363
30 Yr Pass Thru	5.000	07-01-53	9,351,072	9,277,907
30 Yr Pass Thru	5.000	07-01-53	5,372,926	5,349,356
30 Yr Pass Thru	5.000	08-01-53	6,637,975	6,606,781
30 Yr Pass Thru	5.000	04-01-54	10,044,593	10,000,530
30 Yr Pass Thru	5.000	05-01-54	10,289,106	10,273,230
30 Yr Pass Thru	5.000	05-01-54	13,865,939	13,831,112
30 Yr Pass Thru	5.000	12-01-54	4,730,022	4,701,882
30 Yr Pass Thru	5.000	12-01-54	5,772,058	5,744,212
30 Yr Pass Thru	5.000	01-01-56	4,928,877	4,921,118
30 Yr Pass Thru	5.000	02-01-56	9,218,421	9,126,129
30 Yr Pass Thru	5.500	06-01-53	3,775,208	3,841,025
30 Yr Pass Thru	5.500	07-01-53	4,206,375	4,279,708
30 Yr Pass Thru	5.500	09-01-53	7,781,572	7,917,234
30 Yr Pass Thru	5.500	11-01-54	13,905,792	14,081,177
30 Yr Pass Thru	5.500	01-01-55	3,001,189	3,034,754
30 Yr Pass Thru	5.500	02-01-55	5,759,116	5,848,721
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	05-01-55	8,154,796	$8,294,416
30 Yr Pass Thru	5.500	02-01-56	8,997,040	9,120,154
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	8,876,682	8,170,995
15 Yr Pass Thru	2.000	06-01-36	5,827,572	5,364,286
15 Yr Pass Thru	2.000	04-01-37	5,929,850	5,480,670
15 Yr Pass Thru	2.500	01-01-35	3,280,168	3,107,550
15 Yr Pass Thru	2.500	08-01-35	4,889,679	4,620,136
15 Yr Pass Thru	2.500	05-01-36	7,341,509	6,962,046
15 Yr Pass Thru	3.000	07-01-27	11,022	10,941
15 Yr Pass Thru	3.000	03-01-28	94,758	93,818
15 Yr Pass Thru	3.000	03-01-33	4,041,047	3,912,477
15 Yr Pass Thru	3.000	07-01-37	6,136,646	5,843,843
15 Yr Pass Thru	3.500	06-01-34	137,702	133,445
15 Yr Pass Thru	4.000	09-01-37	3,598,354	3,527,820
15 Yr Pass Thru	4.000	10-01-37	3,070,397	3,004,454
15 Yr Pass Thru	4.000	01-01-38	1,665,299	1,627,972
15 Yr Pass Thru	4.500	11-01-37	4,503,963	4,487,854
15 Yr Pass Thru	4.500	12-01-37	1,471,354	1,464,712
30 Yr Pass Thru	2.000	09-01-50	6,700,634	5,465,677
30 Yr Pass Thru	2.000	09-01-50	9,276,431	7,514,563
30 Yr Pass Thru	2.000	10-01-50	860,813	707,272
30 Yr Pass Thru	2.000	12-01-50	3,109,423	2,515,937
30 Yr Pass Thru	2.000	12-01-50	17,876,673	14,503,711
30 Yr Pass Thru	2.000	03-01-51	5,936,832	4,877,897
30 Yr Pass Thru	2.000	07-01-51	2,372,332	1,921,757
30 Yr Pass Thru	2.000	02-01-52	19,773,004	15,955,737
30 Yr Pass Thru	2.500	07-01-50	398,814	342,441
30 Yr Pass Thru	2.500	08-01-50	1,777,928	1,523,841
30 Yr Pass Thru	2.500	09-01-50	724,167	620,223
30 Yr Pass Thru	2.500	09-01-50	1,868,299	1,601,297
30 Yr Pass Thru	2.500	10-01-50	663,564	571,221
30 Yr Pass Thru	2.500	12-01-50	38,706	33,078
30 Yr Pass Thru	2.500	07-01-51	15,293,686	13,017,230
30 Yr Pass Thru	2.500	08-01-51	2,506,144	2,140,155
30 Yr Pass Thru	2.500	08-01-51	3,594,877	3,069,892
30 Yr Pass Thru	2.500	08-01-51	12,538,238	10,628,828
30 Yr Pass Thru	2.500	09-01-51	12,447,645	10,622,050
30 Yr Pass Thru	2.500	10-01-51	1,894,154	1,616,354
30 Yr Pass Thru	2.500	11-01-51	11,480,712	9,825,631
30 Yr Pass Thru	2.500	01-01-52	4,514,488	3,849,563
30 Yr Pass Thru	2.500	03-01-52	23,465,740	19,987,545
30 Yr Pass Thru	3.000	12-01-42	405,554	372,356
30 Yr Pass Thru	3.000	04-01-43	1,375,776	1,253,196
5	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	12-01-45	1,040,359	$936,334
30 Yr Pass Thru	3.000	08-01-46	642,075	575,588
30 Yr Pass Thru	3.000	10-01-46	729,282	658,779
30 Yr Pass Thru	3.000	01-01-47	877,842	788,039
30 Yr Pass Thru	3.000	02-01-47	469,247	422,563
30 Yr Pass Thru	3.000	10-01-47	1,059,245	949,229
30 Yr Pass Thru	3.000	12-01-47	3,920,735	3,508,617
30 Yr Pass Thru	3.000	11-01-48	757,635	680,856
30 Yr Pass Thru	3.000	11-01-48	3,182,878	2,843,345
30 Yr Pass Thru	3.000	12-01-48	480,936	430,384
30 Yr Pass Thru	3.000	09-01-49	2,611,280	2,317,218
30 Yr Pass Thru	3.000	09-01-49	1,553,092	1,362,664
30 Yr Pass Thru	3.000	10-01-49	565,521	499,892
30 Yr Pass Thru	3.000	10-01-49	884,962	785,581
30 Yr Pass Thru	3.000	10-01-49	1,859,846	1,657,960
30 Yr Pass Thru	3.000	11-01-49	7,996,285	7,098,303
30 Yr Pass Thru	3.000	11-01-49	1,473,111	1,289,267
30 Yr Pass Thru	3.000	11-01-49	1,037,835	921,286
30 Yr Pass Thru	3.000	11-01-49	745,358	661,654
30 Yr Pass Thru	3.000	02-01-50	5,594,938	4,896,690
30 Yr Pass Thru	3.000	12-01-51	4,780,816	4,208,075
30 Yr Pass Thru	3.000	12-01-51	5,004,321	4,418,879
30 Yr Pass Thru	3.000	01-01-52	10,568,371	9,358,426
30 Yr Pass Thru	3.000	01-01-52	4,656,212	4,140,595
30 Yr Pass Thru	3.000	02-01-52	4,023,306	3,556,402
30 Yr Pass Thru	3.000	02-01-52	5,990,350	5,257,731
30 Yr Pass Thru	3.000	02-01-52	1,818,156	1,606,023
30 Yr Pass Thru	3.000	03-01-52	18,503,926	16,339,200
30 Yr Pass Thru	3.000	05-01-52	1,540,432	1,365,034
30 Yr Pass Thru	3.000	05-01-52	9,501,232	8,398,615
30 Yr Pass Thru	3.000	06-01-52	14,748,590	13,037,018
30 Yr Pass Thru	3.000	09-01-52	8,278,658	7,343,792
30 Yr Pass Thru	3.500	04-01-45	241,886	225,336
30 Yr Pass Thru	3.500	07-01-47	1,428,794	1,328,924
30 Yr Pass Thru	3.500	11-01-47	1,208,346	1,119,353
30 Yr Pass Thru	3.500	01-01-48	1,334,478	1,234,528
30 Yr Pass Thru	3.500	06-01-49	4,776,540	4,403,859
30 Yr Pass Thru	3.500	08-01-49	16,410,703	15,150,802
30 Yr Pass Thru	3.500	01-01-50	16,736,709	15,498,852
30 Yr Pass Thru	3.500	03-01-50	4,074,738	3,708,427
30 Yr Pass Thru	3.500	04-01-50	5,638,594	5,177,508
30 Yr Pass Thru	3.500	06-01-50	3,662,637	3,364,276
30 Yr Pass Thru	3.500	09-01-50	8,119,833	7,458,386
30 Yr Pass Thru	3.500	02-01-51	10,458,426	9,603,208
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-51	6,236,425	$5,718,658
30 Yr Pass Thru	3.500	02-01-52	1,990,757	1,829,833
30 Yr Pass Thru	3.500	04-01-52	2,706,818	2,478,706
30 Yr Pass Thru	3.500	04-01-52	2,383,807	2,185,151
30 Yr Pass Thru	3.500	04-01-52	9,559,233	8,786,506
30 Yr Pass Thru	3.500	05-01-52	3,379,435	3,088,303
30 Yr Pass Thru	3.500	05-01-52	7,869,700	7,174,526
30 Yr Pass Thru	3.500	08-01-52	7,896,801	7,218,974
30 Yr Pass Thru	3.500	09-01-52	4,618,907	4,218,110
30 Yr Pass Thru	3.500	09-01-52	3,736,530	3,405,176
30 Yr Pass Thru	3.500	12-01-52	5,899,469	5,413,364
30 Yr Pass Thru	3.500	08-01-53	3,678,195	3,383,165
30 Yr Pass Thru	4.000	03-01-42	645,807	622,888
30 Yr Pass Thru	4.000	11-01-42	919,024	886,865
30 Yr Pass Thru	4.000	05-01-43	833,160	801,285
30 Yr Pass Thru	4.000	11-01-43	979,735	942,950
30 Yr Pass Thru	4.000	12-01-43	968,277	929,903
30 Yr Pass Thru	4.000	03-01-47	910,471	867,529
30 Yr Pass Thru	4.000	05-01-47	752,349	716,865
30 Yr Pass Thru	4.000	04-01-48	967,558	920,412
30 Yr Pass Thru	4.000	01-01-49	368,949	349,934
30 Yr Pass Thru	4.000	05-01-49	7,625,956	7,213,859
30 Yr Pass Thru	4.000	06-01-49	1,586,510	1,510,692
30 Yr Pass Thru	4.000	07-01-49	723,195	686,601
30 Yr Pass Thru	4.000	07-01-49	1,145,657	1,090,191
30 Yr Pass Thru	4.000	09-01-49	1,511,279	1,432,917
30 Yr Pass Thru	4.000	02-01-50	2,007,515	1,904,677
30 Yr Pass Thru	4.000	03-01-51	7,250,578	6,888,221
30 Yr Pass Thru	4.000	08-01-51	4,007,680	3,813,653
30 Yr Pass Thru	4.000	04-01-52	781,055	738,604
30 Yr Pass Thru	4.000	05-01-52	5,558,256	5,235,748
30 Yr Pass Thru	4.000	05-01-52	4,764,541	4,488,087
30 Yr Pass Thru	4.000	05-01-52	6,247,816	5,892,620
30 Yr Pass Thru	4.000	05-01-52	17,170,731	16,324,675
30 Yr Pass Thru	4.000	06-01-52	1,613,359	1,529,830
30 Yr Pass Thru	4.000	06-01-52	5,572,281	5,283,787
30 Yr Pass Thru	4.000	06-01-52	3,870,365	3,645,794
30 Yr Pass Thru	4.000	06-01-52	16,490,687	15,518,747
30 Yr Pass Thru	4.000	07-01-52	12,954,749	12,259,751
30 Yr Pass Thru	4.000	07-01-52	4,426,554	4,173,862
30 Yr Pass Thru	4.000	07-01-52	3,376,689	3,183,928
30 Yr Pass Thru	4.000	07-01-52	6,076,696	5,726,006
30 Yr Pass Thru	4.000	10-01-52	6,997,060	6,602,002
30 Yr Pass Thru	4.500	06-01-52	3,200,620	3,107,258
7	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-01-52	7,382,526	$7,157,951
30 Yr Pass Thru	4.500	06-01-52	5,287,060	5,137,794
30 Yr Pass Thru	4.500	07-01-52	6,145,807	5,958,854
30 Yr Pass Thru	4.500	07-01-52	6,339,518	6,146,672
30 Yr Pass Thru	4.500	08-01-52	6,178,616	5,977,149
30 Yr Pass Thru	4.500	08-01-52	4,995,153	4,843,202
30 Yr Pass Thru	4.500	08-01-52	5,994,377	5,798,917
30 Yr Pass Thru	4.500	08-01-52	4,195,364	4,065,120
30 Yr Pass Thru	4.500	08-01-52	10,446,887	10,119,955
30 Yr Pass Thru	4.500	08-01-52	10,492,420	10,235,543
30 Yr Pass Thru	4.500	09-01-52	4,964,316	4,822,611
30 Yr Pass Thru	4.500	09-01-52	5,048,146	4,900,893
30 Yr Pass Thru	4.500	09-01-52	2,666,612	2,587,995
30 Yr Pass Thru	4.500	09-01-52	12,958,536	12,535,995
30 Yr Pass Thru	4.500	10-01-52	3,928,370	3,816,236
30 Yr Pass Thru	4.500	10-01-52	13,196,737	12,807,669
30 Yr Pass Thru	4.500	10-01-52	2,847,742	2,766,454
30 Yr Pass Thru	4.500	11-01-52	10,522,024	10,221,676
30 Yr Pass Thru	4.500	04-01-53	8,732,466	8,472,285
30 Yr Pass Thru	4.500	10-01-53	15,973,276	15,517,323
30 Yr Pass Thru	5.000	08-01-52	13,238,430	13,230,001
30 Yr Pass Thru	5.000	09-01-52	4,047,547	4,020,937
30 Yr Pass Thru	5.000	10-01-52	5,754,228	5,736,179
30 Yr Pass Thru	5.000	10-01-52	7,149,847	7,121,611
30 Yr Pass Thru	5.000	11-01-52	5,138,442	5,122,325
30 Yr Pass Thru	5.000	12-01-52	5,066,308	5,050,417
30 Yr Pass Thru	5.000	01-01-53	9,310,617	9,295,960
30 Yr Pass Thru	5.000	04-01-53	4,479,009	4,459,360
30 Yr Pass Thru	5.000	04-01-53	9,484,121	9,442,517
30 Yr Pass Thru	5.000	07-01-53	15,612,840	15,539,472
30 Yr Pass Thru	5.000	09-01-53	10,480,247	10,357,674
30 Yr Pass Thru	5.000	11-01-53	6,410,217	6,348,043
30 Yr Pass Thru	5.000	11-01-54	14,799,251	14,757,455
30 Yr Pass Thru	5.000	04-01-56	8,292,158	8,209,139
30 Yr Pass Thru	5.500	12-01-52	2,973,220	3,019,294
30 Yr Pass Thru	5.500	05-01-53	9,276,866	9,427,001
30 Yr Pass Thru	5.500	08-01-53	3,359,256	3,412,571
30 Yr Pass Thru	5.500	02-01-54	5,091,542	5,172,670
30 Yr Pass Thru	5.500	05-01-54	3,678,114	3,723,847
30 Yr Pass Thru	5.500	08-01-54	11,341,044	11,518,794
30 Yr Pass Thru	5.500	11-01-54	1,678,270	1,705,011
30 Yr Pass Thru	5.500	11-01-54	2,657,211	2,698,554
30 Yr Pass Thru	5.500	12-01-54	2,552,593	2,589,118
30 Yr Pass Thru	5.500	01-01-55	12,645,662	12,787,088
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	02-01-55	11,208,573	$11,382,965
30 Yr Pass Thru	5.500	04-01-55	6,916,502	7,006,823
30 Yr Pass Thru	5.500	06-01-55	11,031,697	11,180,584
30 Yr Pass Thru	5.500	06-01-55	6,905,027	6,993,041

30 Yr Pass Thru	5.500	08-01-55	8,997,534	9,117,843
Foreign government obligations 0.2%				$7,557,001
(Cost $7,705,688)
Saudi Arabia 0.2%				7,557,001
Kingdom of Saudi Arabia Bond (A)	5.875	01-12-56	7,795,000	7,557,001

Corporate bonds 33.1%				$1,512,661,232
(Cost $1,510,725,656)
Communication services 1.8%				81,854,713
Diversified telecommunication services 0.7%
AT&T, Inc.	2.750	06-01-31	4,378,000	3,995,412
AT&T, Inc.	4.500	05-15-35	2,322,000	2,203,363
AT&T, Inc.	4.550	11-01-32	3,830,000	3,760,949
AT&T, Inc.	4.750	04-30-33	4,470,000	4,415,456
NTT Finance Corp. (A)	5.171	07-16-32	5,396,000	5,424,689
QTS Fayetteville I DC1-2 LLC (A)	5.700	04-15-36	8,326,000	8,104,468
STC Sukuk Company II, Ltd. (A)	4.489	01-15-31	3,867,000	3,818,374
Entertainment 0.2%
Netflix, Inc. (A)	4.875	06-15-30	3,846,000	3,890,050
WMG Acquisition Corp. (A)	3.875	07-15-30	4,202,000	3,986,066
Interactive media and services 0.3%
Alphabet, Inc.	4.400	02-15-33	4,126,000	4,058,970
Meta Platforms, Inc.	4.200	11-15-30	4,738,000	4,677,177
Meta Platforms, Inc.	4.600	11-15-32	3,159,000	3,119,961
Meta Platforms, Inc.	5.625	11-15-55	1,828,000	1,685,582
Media 0.3%
Charter Communications Operating LLC	2.800	04-01-31	4,441,000	3,967,988
Charter Communications Operating LLC	6.384	10-23-35	3,432,000	3,454,511
News Corp. (A)	3.875	05-15-29	2,632,000	2,552,010
News Corp. (A)	5.125	02-15-32	5,323,000	5,221,377
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.875	04-15-30	9,612,000	9,353,372
T-Mobile USA, Inc.	6.700	12-15-33	3,787,000	4,164,938
Consumer discretionary 0.7%				33,711,289
Automobiles 0.3%
General Motors Financial Company, Inc.	5.600	06-18-31	11,135,000	11,455,334
General Motors Financial Company, Inc.	5.950	04-04-34	434,000	450,666
9	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Hyundai Capital America (A)	5.400	01-08-31	1,614,000	$1,643,661
Broadline retail 0.2%
Amazon.com, Inc.	4.550	03-13-33	4,208,000	4,163,396
MercadoLibre, Inc.	4.900	01-15-33	3,659,000	3,565,330
Hotels, restaurants and leisure 0.1%
Airbnb, Inc.	4.650	03-16-31	1,209,000	1,208,986
Marriott International, Inc.	4.500	05-01-33	1,507,000	1,461,629
Royal Caribbean Cruises, Ltd.	4.750	05-15-33	1,540,000	1,499,583
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	2,804,000	2,788,891
Specialty retail 0.1%
The Home Depot, Inc.	4.950	06-25-34	5,448,000	5,473,813
Consumer staples 0.9%				39,672,375
Food products 0.5%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	3,018,000	3,102,561
JBS NV	3.625	01-15-32	6,233,000	5,754,797
JBS NV	5.750	04-01-33	4,119,000	4,235,444
JBS NV	5.950	04-20-35	1,363,000	1,405,175
Mars, Inc. (A)	4.800	03-01-30	3,845,000	3,872,548
Mars, Inc. (A)	5.000	03-01-32	3,961,000	4,002,516
Pilgrim’s Pride Corp.	6.250	07-01-33	1,592,000	1,662,260
Household products 0.2%
The Clorox Company	4.950	05-15-33	3,330,000	3,315,916
The Clorox Company	5.250	05-15-36	4,252,000	4,254,125
Personal care products 0.2%
Kenvue, Inc.	4.850	05-22-32	5,937,000	5,994,019
Kenvue, Inc.	4.900	03-22-33	2,059,000	2,073,014
Energy 3.8%				172,494,173
Oil, gas and consumable fuels 3.8%
Aker BP ASA (A)	3.750	01-15-30	1,489,000	1,437,375
Aker BP ASA (A)	4.000	01-15-31	2,097,000	2,020,604
Antero Resources Corp. (A)	5.375	03-01-30	4,766,000	4,807,936
BP Capital Markets America, Inc.	4.812	02-13-33	2,127,000	2,125,351
Cheniere Energy Partners LP	3.250	01-31-32	10,083,000	9,257,344
Cheniere Energy Partners LP	5.550	10-30-35	1,949,000	1,988,486
Cheniere Energy Partners LP	5.950	06-30-33	4,014,000	4,211,016
Columbia Pipelines Holding Company LLC (A)	4.999	11-17-32	2,896,000	2,878,165
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	5,455,000	5,603,632
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	3,385,000	3,575,728
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Continental Resources, Inc. (A)	2.875	04-01-32	2,696,000	$2,380,904
Continental Resources, Inc. (A)	5.750	01-15-31	3,813,000	3,891,602
Devon Energy Corp.	5.200	09-15-34	3,001,000	3,021,821
DT Midstream, Inc. (A)	4.375	06-15-31	7,753,000	7,504,075
DT Midstream, Inc. (A)	5.800	12-15-34	1,555,000	1,602,099
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	5,333,000	5,379,989
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	7,137,000	7,189,022
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	2,293,000	2,622,451
Energy Transfer LP	5.150	03-15-45	3,505,000	3,124,174
Energy Transfer LP	5.600	09-01-34	3,075,000	3,148,490
Eni SpA (A)	5.250	05-18-36	4,558,000	4,516,310
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	7,427,000	7,416,894
Enterprise Products Operating LLC	5.350	01-31-33	2,059,000	2,122,058
EOG Resources, Inc.	5.000	07-15-32	2,059,000	2,083,749
Expand Energy Corp.	4.750	02-01-32	4,314,000	4,233,831
MPLX LP	4.950	09-01-32	2,595,000	2,586,837
MPLX LP	5.000	03-01-33	2,438,000	2,433,579
Occidental Petroleum Corp.	5.375	01-01-32	2,065,000	2,121,251
Occidental Petroleum Corp.	6.450	09-15-36	7,365,000	7,998,066
Occidental Petroleum Corp.	6.625	09-01-30	1,932,000	2,060,383
Ovintiv, Inc.	6.250	07-15-33	2,278,000	2,416,029
Ovintiv, Inc.	7.200	11-01-31	504,000	555,098
Permian Resources Operating LLC (A)	6.250	02-01-33	1,613,000	1,657,172
Plains All American Pipeline LP	4.700	01-15-31	1,481,000	1,473,031
Repsol E&P Capital Markets US LLC (A)	5.204	09-16-30	5,585,000	5,646,626
Sabine Pass Liquefaction LLC	4.500	05-15-30	9,237,000	9,178,564
Targa Resources Corp.	5.500	02-15-35	2,535,000	2,576,767
Targa Resources Corp.	6.150	03-01-29	2,281,000	2,373,277
Targa Resources Partners LP	4.000	01-15-32	3,076,000	2,932,187
Var Energi ASA (A)	5.875	05-22-30	6,399,000	6,610,675
Var Energi ASA (A)	8.000	11-15-32	9,216,000	10,517,279
Viper Energy Partners LLC	4.900	08-01-30	1,211,000	1,207,252
Western Midstream Operating LP	4.800	03-01-31	4,198,000	4,168,721
Western Midstream Operating LP	5.450	11-15-34	2,495,000	2,499,484
Whistler Pipeline LLC (A)	5.400	09-30-29	1,234,000	1,258,496
Whistler Pipeline LLC (A)	5.700	09-30-31	2,023,000	2,080,293
11	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 12.7%				$579,314,047
Banks 7.9%
Banco Santander SA	4.551	11-06-30	4,879,000	4,804,123
Bank Hapoalim BM (A)	4.722	07-14-29	3,162,000	3,127,986
Bank Hapoalim BM (A)	5.252	01-14-33	1,824,000	1,816,523
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	6,704,000	6,201,211
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	12,128,000	11,009,913
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	12,159,000	11,944,666
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	9,575,000	9,618,557
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	1,215,000	1,224,291
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	6,849,000	7,078,400
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	5,550,000	5,808,042
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	12,187,000	12,485,183
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,244,000	1,305,729
BPCE SA (4.760% to 1-13-31, then Overnight SOFR + 1.267%) (A)	4.760	01-13-32	2,937,000	2,902,195
BPCE SA (5.748% to 7-19-32, then Overnight SOFR + 2.865%) (A)	5.748	07-19-33	1,000,000	1,022,201
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (A)	5.936	05-30-35	3,317,000	3,405,535
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	4,019,000	4,013,498
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,973,000	3,574,831
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	5,343,000	5,592,294
Citizens Financial Group, Inc.	3.250	04-30-30	729,000	690,476
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	3,306,000	3,344,635
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	766,000	758,811
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	6,520,000	6,697,897
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	3,652,000	$3,940,837
Credit Agricole SA (A)	3.250	01-14-30	7,443,000	7,012,945
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (A)	5.862	01-09-36	4,197,000	4,325,423
Danske Bank A/S (4.999% to 3-27-31, then 1 Year CMT + 0.980%) (A)	4.999	03-27-32	4,577,000	4,588,235
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	4,016,000	4,039,682
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%)	5.141	01-29-37	1,798,000	1,761,697
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	3,712,000	3,829,786
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	2,525,000	2,602,060
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	6,721,000	6,529,956
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	3,959,000	3,943,351
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	4,346,000	4,258,086
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	2,824,000	2,862,596
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	2,861,000	2,903,272
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	1,739,000	1,782,342
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,230,000	1,257,028
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,857,000	1,973,509
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	2,496,000	2,453,346
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	5,104,000	5,096,432
JPMorgan Chase & Co. (5.193% to 2-5-36, then Overnight SOFR + 1.300%)	5.193	02-05-37	3,636,000	3,576,515
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	5,917,000	5,976,480
13	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	14,332,000	$14,565,228
KeyBank NA	5.000	01-26-33	4,697,000	4,656,553
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	1,880,000	1,897,266
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	1,572,000	1,549,281
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	1,496,000	1,593,230
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	2,895,000	2,980,654
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)(C)	6.625	09-27-35	2,875,000	2,824,962
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)(C)	6.750	09-27-31	1,740,000	1,779,672
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,668,000	2,665,536
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	2,004,000	2,024,356
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	4,451,000	4,414,022
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	3,163,000	3,156,029
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	4,193,000	4,184,019
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	3,763,000	3,875,773
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	5,738,000	6,275,892
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)(C)	6.300	09-25-31	7,370,000	7,432,866
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	1,516,000	1,516,982
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	1,364,000	1,354,714
Pinnacle Financial Partners, Inc. (5.596% to 5-19-31, then Overnight SOFR + 1.700%)	5.596	05-19-32	3,219,000	3,235,222
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	8,319,000	8,399,801
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,698,000	1,742,635
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	6,452,000	$6,333,748
Santander Holdings USA, Inc. (5.353% to 9-6-29, then Overnight SOFR + 1.940%)	5.353	09-06-30	4,546,000	4,593,823
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	3,635,000	3,642,186
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	4,528,000	4,517,521
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	2,732,000	2,801,013
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	2,621,000	2,758,633
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	2,477,000	2,529,579
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	3,999,000	4,043,769
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	2,608,000	2,583,566
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	9,120,000	9,508,745
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%) (C)	6.123	10-28-33	3,183,000	3,368,950
Truist Financial Corp. (6.250% to 6-15-31, then 5 Year CMT + 2.129%) (B)	6.250	06-15-31	3,561,000	3,558,946
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	4,364,000	4,310,688
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	2,859,000	2,898,899
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%)	5.678	01-23-35	1,733,000	1,790,042
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	4,903,000	5,116,772
Valley National Bancorp (6.219% to 6-1-31, then 3 month CME Term SOFR + 2.430%)	6.219	06-01-36	5,727,000	5,723,630
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	1,483,000	1,495,223
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	13,383,000	12,322,909
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	3,946,000	3,950,228
15	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	2,425,000	$2,466,337
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	5,583,000	6,045,127
Capital markets 2.6%
Ares Strategic Income Fund (A)	5.150	01-15-31	3,886,000	3,726,178
Ares Strategic Income Fund (A)	5.450	09-09-28	1,341,000	1,329,981
Ares Strategic Income Fund	5.600	02-15-30	2,648,000	2,608,546
Ares Strategic Income Fund	5.700	03-15-28	193,000	193,148
Ares Strategic Income Fund (A)	5.800	09-09-30	3,478,000	3,428,737
Ares Strategic Income Fund	6.200	03-21-32	2,241,000	2,228,349
Ares Strategic Income Fund	6.350	08-15-29	655,000	663,186
Blackstone Private Credit Fund	5.050	09-10-30	3,126,000	3,002,875
Blackstone Private Credit Fund	5.250	04-01-30	2,752,000	2,672,923
Blackstone Private Credit Fund	5.950	07-16-29	1,911,000	1,912,877
Blackstone Private Credit Fund	7.300	11-27-28	1,810,000	1,875,935
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,532,000	1,474,538
Cantor Fitzgerald LP (A)	7.200	12-12-28	7,549,000	7,875,749
Deutsche Bank AG (4.469% to 12-10-30, then Overnight SOFR + 1.100%)	4.469	12-10-31	1,295,000	1,274,205
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%)	4.725	02-06-32	3,206,000	3,156,457
Deutsche Bank AG (4.950% to 8-4-30, then Overnight SOFR + 1.300%)	4.950	08-04-31	3,669,000	3,659,579
Deutsche Bank AG (5.060% to 4-14-31, then Overnight SOFR + 1.410%)	5.060	04-14-32	875,000	873,605
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	2,691,000	2,716,209
HPS Corporate Lending Fund (A)(C)	5.150	04-02-29	1,224,000	1,199,080
HPS Corporate Lending Fund	5.450	11-15-30	1,083,000	1,049,925
HPS Corporate Lending Fund	5.950	04-14-32	660,000	649,228
Intercontinental Exchange, Inc.	4.600	03-15-33	2,059,000	2,039,102
Lazard Group LLC	4.375	03-11-29	2,680,000	2,658,562
Lazard Group LLC	6.000	03-15-31	2,943,000	3,070,707
Macquarie Bank, Ltd. (A)	3.624	06-03-30	3,670,000	3,495,760
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,576,000	2,265,192
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	6,794,000	5,907,294
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%)	4.708	03-12-32	5,051,000	5,004,788
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	5,450,000	5,504,588
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	4,774,000	$4,939,800
Morgan Stanley Private Bank NA (4.465% to 11-19-30, then Overnight SOFR + 1.020%)	4.465	11-19-31	1,748,000	1,721,420
S&P Global, Inc. (C)	2.900	03-01-32	1,238,000	1,129,421
Sixth Street Lending Partners	5.750	01-15-30	1,071,000	1,064,487
Sixth Street Lending Partners	6.125	07-15-30	985,000	991,386
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	2,843,000	2,875,479
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	12,152,000	10,944,506
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	2,649,000	2,825,267
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (A)(B)	6.625	01-08-31	3,513,000	3,526,448
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	2,096,000	2,132,804
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	2,777,000	2,824,695
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	2,820,000	3,255,825
Consumer finance 0.5%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	7,822,000	7,760,555
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	3,678,000	3,749,733
Ally Financial, Inc.	8.000	11-01-31	4,987,000	5,568,783
Capital One Financial Corp.	6.700	11-29-32	5,439,000	5,926,112
Financial services 0.5%
Apollo Debt Solutions BDC	6.700	07-29-31	1,561,000	1,597,244
Apollo Debt Solutions BDC	6.900	04-13-29	1,344,000	1,381,327
Atlas Warehouse Lending Company LP (A)	5.250	01-15-33	1,234,000	1,211,436
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	2,330,000	2,396,490
Enact Holdings, Inc.	6.250	05-28-29	4,556,000	4,704,952
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	512,000	592,346
NMI Holdings, Inc.	6.000	08-15-29	4,306,000	4,401,421
Radian Group, Inc.	6.200	05-15-29	6,268,000	6,484,565
Insurance 1.2%
American National Global Funding (A)	4.875	01-23-31	7,870,000	7,760,902
17	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Athene Global Funding (A)	4.721	10-08-29	2,855,000	$2,820,854
Athene Global Funding (A)	5.322	11-13-31	2,807,000	2,802,884
Athene Holding, Ltd.	3.500	01-15-31	7,932,000	7,444,932
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,632,000	1,568,650
Augusta SpinCo Corp.	4.945	03-23-33	1,612,000	1,607,042
CNO Financial Group, Inc.	5.250	05-30-29	5,156,000	5,190,526
CNO Financial Group, Inc.	6.450	06-15-34	4,742,000	4,948,591
CNO Global Funding (A)	4.700	12-11-30	1,590,000	1,575,003
GA Global Funding Trust (A)	4.500	09-18-30	5,059,000	4,890,519
GA Global Funding Trust (A)	5.200	12-09-31	2,754,000	2,712,688
MassMutual Global Funding II (A)	4.350	09-17-31	2,868,000	2,806,749
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	3,398,000	3,482,070
New York Life Global Funding (A)	5.350	01-23-35	437,000	447,271
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,665,000	1,680,511
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	5,488,000	4,425,448
Health care 2.2%				100,551,219
Biotechnology 0.7%
AbbVie, Inc.	4.400	03-15-33	3,941,000	3,867,539
AbbVie, Inc.	5.050	03-15-34	7,254,000	7,361,720
Amgen, Inc.	5.250	03-02-33	13,617,000	13,909,315
Amgen, Inc.	5.650	03-02-53	5,208,000	5,063,107
Health care equipment and supplies 0.4%
Abbott Laboratories	4.300	03-15-33	11,778,000	11,457,506
Medtronic Global Holdings SCA	4.500	03-30-33	2,060,000	2,029,281
Solventum Corp.	5.450	03-13-31	6,054,000	6,217,160
Health care providers and services 0.8%
Cencora, Inc.	2.800	05-15-30	3,094,000	2,889,119
CVS Health Corp.	5.000	09-15-32	1,915,000	1,924,112
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	7,447,000	6,613,071
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	3,740,000	3,630,875
HCA, Inc.	4.300	11-15-30	1,287,000	1,261,457
HCA, Inc.	4.600	11-15-32	1,979,000	1,932,168
HCA, Inc.	5.000	05-15-33	4,734,000	4,686,279
HCA, Inc.	5.450	04-01-31	3,723,000	3,806,646
UnitedHealth Group, Inc.	5.950	06-15-55	2,707,000	2,774,894
Universal Health Services, Inc.	2.650	10-15-30	4,008,000	3,622,495
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
VSP Optical Group, Inc. (A)	5.400	06-01-33	2,193,000	$2,194,937
Pharmaceuticals 0.3%
IQVIA, Inc.	6.250	02-01-29	2,211,000	2,287,178
Merck & Company, Inc.	4.450	12-04-32	2,059,000	2,030,927
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	6,107,000	6,073,249
Roche Holdings, Inc. (A)	5.489	11-13-30	4,726,000	4,918,184
Industrials 3.0%				136,716,941
Aerospace and defense 0.6%
BAE Systems PLC (A)	5.250	03-26-31	1,500,000	1,534,458
DAE Funding LLC (A)	3.375	03-20-28	5,175,000	5,010,342
DAE Funding LLC (A)	4.950	01-15-33	5,028,000	4,844,880
Hexcel Corp.	4.900	05-15-31	640,000	638,511
Honeywell Aerospace, Inc. (A)	4.600	03-16-33	2,751,000	2,710,480
The Boeing Company	6.528	05-01-34	12,159,000	13,273,522
Construction and engineering 0.3%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	4,196,000	4,489,272
CIMIC Finance, Ltd. (A)	6.000	04-22-36	3,288,000	3,256,132
WSP Global, Inc. (A)	5.714	09-18-36	4,393,000	4,380,378
Electrical equipment 0.1%
Eaton Corp.	4.500	03-06-33	1,547,000	1,520,813
Tyco Electronics Group SA	4.500	02-09-31	2,442,000	2,427,425
Machinery 0.2%
Flowserve Corp.	5.700	05-15-36	3,075,000	3,096,007
Novartis Capital Corp.	4.600	03-18-33	4,237,000	4,207,522
Weir Group, Inc. (A)	5.350	05-06-30	2,622,000	2,654,350
Passenger airlines 1.5%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	1,477,754	1,457,328
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,678,190	3,616,284
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,410,173	2,343,940
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,881,830	1,830,130
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,770,235	1,705,294
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,379,539	3,098,890
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	3,130,002	2,930,796
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	6,119,198	5,459,627
19	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,350,135	$1,295,167
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	3,712,000	3,594,554
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	1,743,000	1,723,391
American Airlines 2026-1 Class A Pass Through Trust	5.250	11-10-38	4,554,000	4,530,811
American Airlines 2026-1 Class B Pass Through Trust	5.750	05-10-35	4,734,000	4,703,513
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	916,944	886,115
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	4,173,157	3,673,666
JetBlue 2020-1 Class A Pass Through Trust (C)	4.000	11-15-32	1,305,157	1,230,333
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	4,344,657	4,192,523
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,635,083	1,579,288
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,256,228	3,304,133
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	6,323,401	6,558,301
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	3,038,197	3,045,729
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	4,294,637	4,397,727
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	3.300	01-30-32	10,608,000	9,706,657
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	2,084,000	2,123,867
Ashtead Capital, Inc. (A)	5.550	05-30-33	3,623,000	3,684,785
Information technology 2.5%				116,795,116
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	5,618,000	5,077,170
Motorola Solutions, Inc.	2.750	05-24-31	5,481,000	4,984,791
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	4.400	02-15-33	2,059,000	2,009,065
Jabil, Inc.	4.750	02-01-33	1,876,000	1,834,264
TD SYNNEX Corp.	2.650	08-09-31	2,283,000	2,036,078
TD SYNNEX Corp.	5.300	10-10-35	3,958,000	3,921,386
TD SYNNEX Corp.	6.100	04-12-34	2,254,000	2,367,930
Semiconductors and semiconductor equipment 1.1%
Broadcom, Inc.	3.419	04-15-33	9,477,000	8,660,281
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	4.550	02-15-32	1,623,000	$1,607,203
Broadcom, Inc.	4.800	02-15-36	3,904,000	3,800,852
Broadcom, Inc.	4.900	07-15-32	6,163,000	6,199,013
Foundry JV Holdco LLC (A)	6.100	01-25-36	4,892,000	5,140,750
Foundry JV Holdco LLC (A)	6.250	01-25-35	7,772,000	8,218,586
KLA Corp.	4.650	07-15-32	2,066,000	2,073,306
Marvell Technology, Inc.	5.950	09-15-33	5,893,000	6,219,453
Micron Technology, Inc.	2.703	04-15-32	2,788,000	2,502,162
Qorvo, Inc. (A)	3.375	04-01-31	2,988,000	2,736,919
Qorvo, Inc.	4.375	10-15-29	2,223,000	2,180,421
Software 0.5%
HUT 8 DC LLC (A)	6.192	11-15-42	3,205,000	3,243,231
Oracle Corp.	4.700	09-27-34	2,857,000	2,653,736
Oracle Corp.	4.800	09-26-32	2,449,000	2,353,270
Oracle Corp.	5.250	02-03-32	3,174,000	3,150,278
Oracle Corp.	5.550	02-06-53	5,497,000	4,547,745
Oracle Corp.	5.700	02-04-36	1,899,000	1,865,720
VMware LLC	4.700	05-15-30	4,267,000	4,282,368
Technology hardware, storage and peripherals 0.5%
CDW LLC	5.100	03-01-30	1,295,000	1,292,847
Dell International LLC	4.500	02-15-31	3,769,000	3,736,156
Dell International LLC	4.750	10-06-32	4,228,000	4,199,200
Dell International LLC	5.000	04-01-30	2,292,000	2,321,750
Dell International LLC	5.300	04-01-32	4,173,000	4,262,115
Dell International LLC	5.400	04-15-34	7,155,000	7,317,070
Materials 0.4%				20,200,856
Chemicals 0.1%
SNF Group SACA (A)	5.626	03-31-31	4,869,000	4,926,643
Construction materials 0.1%
Cemex SAB de CV (A)	3.875	07-11-31	3,857,000	3,622,978
JH North America Holdings, Inc. (A)	5.875	01-31-31	774,000	773,703
JH North America Holdings, Inc. (A)	6.125	07-31-32	1,161,000	1,163,736
Metals and mining 0.2%
Anglo American Capital PLC (A)	5.000	03-21-33	3,612,000	3,591,012
Australian MetCoal Financing Pty, Ltd. (A)	6.750	04-22-34	959,000	985,601
Freeport-McMoRan, Inc.	5.400	11-14-34	2,994,000	3,049,640
Rio Tinto Finance USA PLC	5.000	03-14-32	2,060,000	2,087,543
Real estate 1.5%				66,719,678
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	4.250	12-15-28	2,926,000	2,901,818
21	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Industrial REITs 0.3%
FIBRA Prologis (A)	5.500	11-26-35	2,049,000	$1,996,033
Prologis Targeted U.S. Logistics Fund LP (A)	4.250	01-15-31	1,205,000	1,178,899
Prologis Targeted U.S. Logistics Fund LP (A)	4.625	03-15-33	3,989,000	3,888,543
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	5,267,000	5,274,935
Office REITs 0.3%
Boston Properties LP	6.500	01-15-34	7,403,000	7,847,811
Cousins Properties LP	4.875	03-01-33	7,403,000	7,209,645
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	5,625,000	5,131,553
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	3,663,000	3,679,439
Retail REITs 0.1%
Regency Centers LP	4.500	03-15-33	2,154,000	2,101,655
Regency Centers LP	5.000	07-15-32	4,263,000	4,305,707
Specialized REITs 0.5%
American Tower Corp.	4.700	12-15-32	3,051,000	3,011,070
American Tower Corp.	5.200	02-15-29	3,997,000	4,061,186
American Tower Corp.	5.550	07-15-33	2,844,000	2,930,706
American Tower Corp.	5.650	03-15-33	2,844,000	2,949,439
VICI Properties LP	5.125	11-15-31	4,380,000	4,381,876
VICI Properties LP	5.125	05-15-32	3,899,000	3,869,363
Utilities 3.6%				164,630,825
Electric utilities 1.9%
American Electric Power Company, Inc.	5.625	03-01-33	930,000	965,762
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	2,078,000	2,071,586
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	990,000	981,738
Atlantica Transmision Sur SA (A)	6.875	04-30-43	712,269	753,510
Constellation Energy Generation LLC	4.400	01-15-31	1,965,000	1,938,477
Constellation Energy Generation LLC	6.500	10-01-53	2,185,000	2,341,087
Duke Energy Carolinas LLC	4.950	01-15-33	3,739,000	3,793,145
Duke Energy Corp.	5.750	09-15-33	3,365,000	3,522,825
Electricite de France SA (A)(C)	5.650	04-22-29	5,895,000	6,063,248
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	4,167,000	4,182,805
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	2,083,000	2,080,015
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Eversource Energy	5.125	05-15-33	3,940,000	$3,943,449
Exelon Corp.	4.050	04-15-30	4,765,000	4,661,648
Exelon Corp.	5.125	03-15-31	1,558,000	1,583,188
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	1,363,000	1,410,860
Georgia Power Company	4.950	05-17-33	2,059,000	2,075,493
Israel Electric Corp., Ltd. (A)	5.633	01-28-38	1,281,000	1,277,664
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	2,672,000	2,363,834
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	2,985,000	3,055,640
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	774,000	801,792
NRG Energy, Inc. (A)	4.955	04-30-31	5,436,000	5,379,117
NRG Energy, Inc. (A)	5.407	10-15-35	4,877,000	4,788,841
NRG Energy, Inc. (A)	7.000	03-15-33	6,771,000	7,348,167
Pacific Gas & Electric Company	5.800	05-15-34	3,124,000	3,197,578
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.750	02-03-31	2,042,000	2,003,519
The Southern Company	5.700	03-15-34	2,713,000	2,815,326
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	3,836,000	3,926,587
Xcel Energy, Inc.	4.600	06-01-32	5,532,000	5,441,333
Independent power and renewable electricity producers 0.8%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	2,030,000	2,044,114
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	2,676,000	2,764,238
Indianapolis Power & Light Company (A)	5.650	12-01-32	6,399,000	6,626,399
Vistra Operations Company LLC (A)	4.300	07-15-29	7,233,000	7,109,394
Vistra Operations Company LLC (A)	4.700	01-31-31	1,564,000	1,536,736
Vistra Operations Company LLC (A)	5.000	04-30-31	4,570,000	4,547,288
Vistra Operations Company LLC (A)	5.250	04-30-33	4,515,000	4,486,067
Vistra Operations Company LLC (A)	6.000	04-15-34	5,410,000	5,573,853
Vistra Operations Company LLC (A)	6.950	10-15-33	3,445,000	3,748,691
Multi-utilities 0.9%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	2,473,000	2,472,350
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (C)	6.850	02-15-55	3,761,000	3,955,019
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,664,000	1,726,088
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	3,329,000	3,347,008
23	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	4,114,000	$4,139,433
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	3,383,000	3,507,904
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	2,155,000	2,294,240
National Grid PLC	5.809	06-12-33	5,668,000	5,919,070
NiSource, Inc.	3.600	05-01-30	1,322,000	1,273,065
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	3,317,000	3,341,410
San Diego Gas & Electric Company	5.200	03-15-36	1,223,000	1,224,582
Sempra	5.500	08-01-33	2,676,000	2,758,952
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	3,375,000	3,404,099

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	2,074,000	2,062,591
Municipal bonds 0.3%				$13,088,653
(Cost $18,180,501)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	3,379,000	2,739,836
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,320,054
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,901,000	4,006,707
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,650,000	1,197,213

Regents of the University of California Medical Center	3.006	05-15-50	5,860,000	3,824,843
Term loans (D) 0.1%				$4,964,558
(Cost $4,964,558)
Communication services 0.1%				4,964,558
Entertainment 0.1%

Discovery Global Holdings, Inc., Term Loan B (E)	TBD	05-27-33	4,977,000	4,964,558
Collateralized mortgage obligations 6.7%				$307,126,366
(Cost $333,681,442)
Commercial and residential 5.9%				270,004,675
A&D Mortgage Trust
Series 2025-NQM4, Class A1 (A)	5.225	10-25-70	3,240,658	3,230,459
Series 2026-NQM1, Class A1 (A)(F)	4.912	02-25-71	2,852,803	2,825,275
Series 2026-NQM2, Class A1 (A)(F)	4.811	03-25-71	4,108,017	4,069,734
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(F)	0.990	04-25-53	303,459	293,479
Series 2021-4, Class A1 (A)(F)	1.035	01-20-65	47,119	39,794
Series 2021-5, Class A1 (A)(F)	0.951	07-25-66	1,525,354	1,323,375
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	24

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	2,098,962	$2,078,757
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	3,335,113	3,321,204
Series 2025-10, Class A1 (A)(F)	4.960	09-25-70	1,187,176	1,180,131
Series 2025-11, Class A1 (A)(F)	4.975	10-25-70	1,816,637	1,806,491
Series 2025-13, Class A1 (A)	4.929	10-25-70	2,420,972	2,404,849
Series 2026-1, Class A1 (A)(F)	4.747	02-25-71	3,821,862	3,778,863
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(F)	1.175	10-25-48	731,991	670,635
Avenue of Americas
Series 2025-1301, Class A (A)(F)	5.059	08-11-42	4,629,000	4,633,685
Series 2025-1301, Class B (A)(F)	5.302	08-11-42	1,231,000	1,227,712
BAHA Trust
Series 2024-MAR, Class A (A)(F)	5.972	12-10-41	5,293,000	5,415,799
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	5,072,000	5,134,659
Series 2025-5YR19, Class A3	5.270	12-15-58	1,715,000	1,745,667
Series 2026-5YR20, Class A3	5.104	02-15-59	1,281,000	1,294,396
Series 2026-5YR21, Class A3	5.525	04-15-59	2,090,000	2,147,276
Series 2026-5YR22, Class A3 (G)	5.713	06-15-59	4,336,000	4,484,880
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	883,172	830,220
Series 2024-5C29, Class A3	5.208	09-15-57	4,187,000	4,232,359
Series 2024-5C31, Class A3	5.609	12-15-57	1,064,000	1,090,867
Series 2025-5C38, Class A3	5.146	11-15-58	2,019,000	2,046,262
Series 2026-5C40, Class A3	5.248	02-15-59	2,084,000	2,120,559
Series 2026-5C41, Class A3	5.438	05-15-69	3,035,000	3,111,434
Benchmark Mortgage Trust
Series 2024-V12, Class A3	5.738	12-15-57	3,363,000	3,460,273
Series 2026-V20, Class A3	5.184	02-15-59	1,575,000	1,597,258
BMO Mortgage Trust
Series 2024-5C8, Class A3 (F)	5.625	12-15-57	1,024,000	1,049,185
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(F)	0.941	02-25-49	436,907	414,271
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,408,000	1,332,238
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(H)	4.841	08-15-36	6,514,000	5,650,895
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,170,960	3,122,286
CENT Trust
Series 2025-CITY, Class A (A)(F)	4.920	07-10-40	2,315,000	2,317,801
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	1,243,596	1,170,811
Series 2023-SMRT, Class A (A)(F)	5.820	06-12-40	2,512,000	2,556,268
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(F)	3.000	09-25-64	117,711	116,406
25	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(F)	0.924	08-25-66	1,112,871	$945,982
Series 2021-3, Class A1 (A)(F)	0.956	09-27-66	1,530,304	1,277,202
Series 2021-HX1, Class A1 (A)(F)	1.110	10-25-66	1,293,481	1,133,646
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (A)	5.529	08-25-70	1,279,139	1,284,447
COLT Trust
Series 2020-RPL1, Class A1 (A)(F)	1.390	01-25-65	3,714,079	3,166,381
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(F)	2.683	11-10-46	1,509,000	1,167,795
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	25,394,235	163,524
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (A)(F)	1.179	02-25-66	946,620	847,325
Series 2021-NQM3, Class A1 (A)(F)	1.015	04-25-66	799,330	701,490
Series 2021-NQM6, Class A1 (A)(F)	1.174	07-25-66	2,339,748	2,004,331
Series 2021-RPL2, Class A1A (A)(F)	1.115	01-25-60	3,244,349	2,733,289
Cross Mortgage Trust
Series 2025-H10, Class A1 (A)(F)	4.968	01-25-71	1,424,991	1,417,463
Series 2025-H8, Class A1 (A)(F)	5.003	11-25-70	1,992,494	1,982,155
Series 2025-H9, Class A1 (A)(F)	5.036	11-25-70	2,476,629	2,465,014
Series 2026-NQM1, Class A1 (A)(F)	4.699	02-25-61	3,663,210	3,627,431
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(F)	0.899	04-25-66	8,493	7,554
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (A)(F)	0.797	02-25-66	605	522
Series 2021-2, Class A1 (A)(F)	0.931	06-25-66	1,113,519	944,697
Series 2025-INV5, Class A1 (A)(F)	5.077	12-25-70	3,605,514	3,589,751
Series 2026-NQM1, Class A1 (A)(F)	4.771	02-25-71	2,130,387	2,109,626
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(F)	2.500	02-01-51	3,043,491	2,513,461
GCAT Trust
Series 2021-NQM1, Class A1 (A)(F)	0.874	01-25-66	677,190	599,616
Series 2021-NQM2, Class A1 (A)(F)	1.036	05-25-66	738,367	647,985
Series 2021-NQM3, Class A1 (A)(F)	1.091	05-25-66	1,137,018	997,209
Series 2025-NQM5, Class A1 (A)(F)	4.981	08-25-70	2,083,257	2,070,137
GGP Trust
Series 2026-TY, Class A (A)(F)	4.670	03-05-43	3,258,000	3,215,036
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(F)	1.382	09-27-60	146,781	140,288
Series 2021-NQM1, Class A1 (A)(F)	1.017	07-25-61	441,016	407,427
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(F)	5.467	01-13-40	4,262,000	4,350,926
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(F)	1.071	06-25-56	832,967	716,968
JP Morgan Mortgage Trust
Series 2025-NQM5, Class A1 (A)(F)	4.879	05-25-66	1,244,602	1,235,214
MFA Trust
Series 2021-NQM1, Class A1 (A)(F)	1.153	04-25-65	384,931	362,744
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	26

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (A)(F)	5.119	11-25-70	1,702,237	$1,694,224
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (A)(F)	5.153	05-15-43	1,691,000	1,691,628
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (A)(F)	4.316	01-15-43	520,000	490,399
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(F)	3.500	10-25-59	599,330	558,566
Series 2025-NQM1, Class A1 (A)	5.643	01-25-65	3,038,018	3,063,946
Series 2025-NQM3, Class A1 (A)(F)	5.530	05-25-65	2,884,644	2,895,966
Series 2025-NQM6, Class A1 (A)(F)	5.085	10-25-65	2,544,143	2,532,729
Series 2025-NQM7, Class A1 (A)(F)	5.010	10-26-65	3,475,576	3,454,824
Series 2026-NQM1, Class A1 (A)(F)	4.824	11-25-65	2,217,570	2,196,985
Series 2026-NQM2, Class A1 (A)(F)	4.743	12-25-65	1,682,949	1,665,079
NMLT Trust
Series 2021-INV1, Class A1 (A)(F)	1.185	05-25-56	1,953,293	1,694,074
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(F)	4.312	11-05-41	2,166,000	2,124,202
NYC Trust
Series 2026-9W57, Class A (A)(F)	5.053	06-06-40	5,712,000	5,693,678
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	633,327	594,877
Series 2025-INV2, Class A1 (A)(F)	5.000	10-25-60	2,630,061	2,616,126
OBX Trust
Series 2020-EXP2, Class A3 (A)(F)	2.500	05-25-60	581,697	490,230
Series 2021-NQM2, Class A1 (A)(F)	1.101	05-25-61	1,632,905	1,336,934
Series 2021-NQM3, Class A1 (A)(F)	1.054	07-25-61	1,734,329	1,449,570
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (A)	5.162	07-25-65	1,012,359	1,010,902
Series 2025-NQM18, Class A1 (A)(F)	5.057	09-25-65	874,239	871,795
Series 2025-NQM19, Class A1 (A)(F)	4.869	10-25-65	1,786,687	1,776,545
Series 2025-NQM20, Class A1 (A)(F)	5.021	10-25-65	2,450,926	2,444,572
Series 2025-NQM21, Class A1 (A)(F)	4.989	10-25-65	1,418,920	1,412,176
Series 2025-NQM23, Class A1 (A)(F)	4.872	10-25-65	2,983,959	2,967,185
Series 2026-NQM2, Class A1 (A)(F)	4.818	12-01-65	4,518,110	4,486,364
Series 2026-NQM3, Class A1 (A)(F)	4.652	01-25-66	3,774,810	3,729,819
PRKCM Trust
Series 2026-AFC1, Class A1 (A)(F)	4.677	02-25-61	1,811,211	1,787,732
Progress Residential Trust
Series 2024-SFR1, Class A (A)	3.350	02-17-41	2,725,395	2,618,541
Series 2025-SFR1, Class A (A)	3.400	02-17-42	4,873,206	4,626,871
Series 2025-SFR2, Class A (A)	3.305	04-17-42	4,105,291	3,869,863
Series 2025-SFR4, Class A (A)	4.300	08-17-42	2,523,000	2,467,797
Series 2025-SFR5, Class A (A)	3.850	10-17-42	2,114,704	2,022,829
Series 2025-SFR6, Class A (A)	4.000	12-17-42	4,001,000	3,844,470
Series 2026-SFR1, Class A (A)	3.850	02-17-43	2,265,000	2,154,272
27	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-SFR2, Class A (A)	4.240	05-17-43	2,621,000	$2,530,265
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(F)	2.000	01-25-36	1,903,652	1,701,832
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	4,594,000	4,658,676
Series 2024-CNTR, Class D (A)	7.109	11-13-41	3,506,000	3,644,635
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	4,837,000	4,284,916
Series 2026-OMA, Class A (A)(F)	4.965	04-15-41	4,102,000	4,109,064
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(F)	0.943	05-25-65	351,423	336,293
Series 2022-1, Class A1 (A)(F)	2.447	12-25-66	37,546	33,680
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(F)	3.750	04-25-55	1,042,878	1,034,269
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	950,143	899,085
Series 2019-1, Class A1 (A)(F)	3.750	03-25-58	747,104	725,270
Series 2019-4, Class A1 (A)(F)	2.900	10-25-59	777,095	745,238
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,517,287	1,381,250
Series 2024-1, Class A1 (A)(F)	4.919	03-25-64	2,562,564	2,598,753
Series 2024-3, Class A1A (A)(F)	4.978	07-25-65	1,468,721	1,461,643
Series 2024-4, Class A1A (A)(F)	4.533	10-27-64	1,056,196	1,055,540
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(F)	5.061	07-13-44	2,036,000	2,031,783
Verus Securitization Trust
Series 2021-1, Class A1 (A)(F)	0.815	01-25-66	796,828	724,759
Series 2021-3, Class A1 (A)(F)	1.046	06-25-66	1,143,034	1,007,652
Series 2021-4, Class A1 (A)(F)	0.938	07-25-66	733,837	623,160
Series 2021-5, Class A1 (A)(F)	1.013	09-25-66	1,148,336	987,022
Series 2021-R2, Class A1 (A)(F)	0.918	02-25-64	409,313	391,243
Series 2025-11, Class A1 (A)(F)	4.914	11-25-70	2,771,749	2,755,679
Series 2026-1, Class A1 (A)(F)	4.863	01-25-71	2,525,166	2,507,206
Series 2026-2, Class A1 (A)(F)	4.590	02-25-71	2,849,583	2,814,354
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	400,116	388,586
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	2,009,000	2,067,168
Series 2025-5C6, Class A3	5.186	10-15-58	2,426,000	2,457,246
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(F)	5.349	07-15-40	3,512,000	3,559,489
U.S. Government Agency 0.8%				37,121,691
Government National Mortgage Association
Series 2012-114, Class IO	0.639	01-16-53	684,196	9,950
Series 2015-7, Class IO	0.488	01-16-57	2,556,226	63,476
Series 2016-174, Class IO	0.723	11-16-56	2,299,662	68,984
Series 2017-109, Class IO	0.175	04-16-57	2,606,776	19,934
Series 2017-124, Class IO	0.633	01-16-59	1,926,142	68,656
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	28

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-140, Class IO	0.485	02-16-59	2,379,158	$58,380
Series 2017-169, Class IO	0.520	01-16-60	4,782,154	148,680
Series 2017-20, Class IO	0.476	12-16-58	6,881,981	130,926
Series 2017-22, Class IO	0.738	12-16-57	789,382	26,361
Series 2017-41, Class IO	0.490	07-16-58	2,303,512	56,915
Series 2017-46, Class IO	0.651	11-16-57	4,087,719	149,265
Series 2017-54, Class IO	0.704	12-16-58	2,494,923	82,735
Series 2017-61, Class IO	0.687	05-16-59	1,784,967	59,834
Series 2017-74, Class IO	0.335	09-16-58	974,186	13,325
Series 2017-89, Class IO	0.436	07-16-59	530,320	12,378
Series 2018-114, Class IO	0.592	04-16-60	2,380,316	91,003
Series 2018-158, Class IO	0.801	05-16-61	12,122,638	671,409
Series 2018-68, Class A	2.850	04-16-50	136,370	131,509
Series 2018-69, Class IO	0.611	04-16-60	1,881,395	82,594
Series 2018-9, Class IO	0.444	01-16-60	4,677,896	134,191
Series 2019-131, Class IO	0.803	07-16-61	5,882,426	326,599
Series 2020-100, Class IO	0.788	05-16-62	8,247,187	481,386
Series 2020-108, Class IO	0.847	06-16-62	22,869,246	1,349,121
Series 2020-114, Class IO	0.799	09-16-62	27,307,258	1,469,461
Series 2020-118, Class IO	0.884	06-16-62	20,989,204	1,290,500
Series 2020-119, Class IO	0.607	08-16-62	9,488,317	421,703
Series 2020-120, Class IO	0.760	05-16-62	24,219,310	1,376,456
Series 2020-137, Class IO	0.799	09-16-62	30,261,868	1,812,852
Series 2020-150, Class IO	0.971	12-16-62	14,279,318	942,384
Series 2020-170, Class IO	0.836	11-16-62	22,043,430	1,383,646
Series 2020-92, Class IO	0.870	02-16-62	18,097,078	1,079,833
Series 2021-10, Class IO	0.995	05-16-63	13,385,782	1,022,572
Series 2021-11, Class IO	1.022	12-16-62	21,264,713	1,552,490
Series 2021-3, Class IO	0.871	09-16-62	34,118,589	2,115,721
Series 2021-40, Class IO	0.823	02-16-63	7,140,226	425,231
Series 2022-181, Class IO	0.722	07-16-64	6,865,034	399,677
Series 2022-21, Class IO	0.785	10-16-63	10,671,655	639,475
Series 2022-221, Class IO	0.844	06-16-64	23,845,695	1,503,297
Series 2022-53, Class IO	0.703	06-16-64	2,228,105	96,621
Series 2023-105, Class IO	0.749	07-16-65	15,370,014	875,727
Series 2023-177, Class IO	0.857	06-16-65	23,421,491	1,312,236
Series 2023-197, Class IO	1.244	09-16-65	7,148,645	575,948
Series 2023-30, Class IO	1.001	11-16-64	12,177,294	778,647
Series 2023-33, Class IO	0.931	05-16-63	19,071,726	1,307,571
Series 2023-36, Class IO	0.935	10-16-64	21,406,872	1,245,595
Series 2023-62, Class IO	0.939	02-16-65	15,432,939	931,682
Series 2023-91, Class IO	0.876	04-16-65	19,266,935	1,281,723
Series 2024-179, Class XI IO	0.831	12-16-66	27,545,913	1,875,725
Series 2024-194, Class IO	0.961	08-16-67	11,372,940	810,487
29	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2025-126, Class IO	0.767	05-16-67	14,748,586	$998,013

Series 2025-128, Class IO	0.926	09-16-67	43,039,832	3,358,807
Asset-backed securities 7.2%				$330,802,468
(Cost $337,078,516)
Asset-backed securities 7.2%				330,802,468
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,794,653	1,647,580
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	2,294,000	2,313,197
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 (A)	4.305	09-15-33	2,266,488	2,262,133
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	2,695,000	2,535,860
Series 2025-SFR1, Class A (A)	3.655	06-17-42	1,116,000	1,061,479
Series 2025-SFR2, Class A (A)	4.275	11-17-42	2,643,000	2,565,271
Series 2026-SFR1, Class A (A)	3.775	04-17-43	2,180,000	2,057,150
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	4,486,300	4,387,954
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	3,061,000	3,111,297
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,634,584	3,366,657
Canon Music Issuer Trust
Series 2026-1A, Class A (A)	5.521	05-01-76	1,940,000	1,938,638
Capital Automotive REIT
Series 2024-2A, Class A1 (A)	4.900	05-15-54	688,125	688,252
Series 2024-3A, Class A1 (A)	4.400	10-15-54	2,301,898	2,205,124
CarMax Auto Owner Trust
Series 2026-2, Class A3	4.220	06-16-31	2,572,000	2,560,990
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	4,296,233	4,308,844
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	1,090,328	1,080,386
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,625,701	3,028,943
Series 2021-1A, Class A1 (A)	1.530	03-15-61	3,306,892	2,631,607
CLI Funding IX LLC
Series 2025-1A, Class A (A)	5.350	06-20-50	4,066,131	4,057,171
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,982,313	2,798,229
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	1,767,186	1,634,401
Series 2022-1A, Class A (A)	2.720	01-18-47	1,599,104	1,470,488
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	2,105,000	2,106,177
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	2,471,000	2,488,045
Series 2025-1A, Class A1 (A)	5.316	05-25-50	2,024,000	2,026,318
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	30

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	1,087,000	$1,093,239
Concord Music Royalties LLC
Series 2025-2A, Class A (A)	5.785	07-20-75	1,906,000	1,908,420
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	3,430,000	3,480,661
Series 2025-4A, Class A2 (A)	5.522	12-20-55	1,433,000	1,442,487
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	4,319,000	4,232,735
Series 2024-2A, Class A2 (A)	4.500	05-20-49	4,104,000	3,983,375
DataBank Issuer LLC
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,246,000	1,234,047
Series 2026-1A, Class A2 (A)	5.811	02-25-56	2,681,000	2,676,116
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,623,975	1,608,777
Series 2025-1A, Class A2I (A)	4.891	08-20-55	1,300,465	1,286,469
Series 2025-1A, Class A2II (A)	5.165	08-20-55	1,389,020	1,372,933
Series 2026-1A, Class A2I (A)	5.200	05-20-56	1,977,000	1,977,000
Series 2026-1A, Class A2II (A)	5.432	05-20-56	3,400,000	3,400,000
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	3,870,000	3,803,010
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,273,920	1,223,010
Series 2021-1A, Class A2I (A)	2.662	04-25-51	3,132,423	2,975,007
Series 2025-1A, Class A2I (A)	4.930	07-25-55	1,508,000	1,496,195
Series 2025-1A, Class A2II (A)	5.217	07-25-55	1,753,000	1,733,051
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,229,409	3,103,568
Series 2021-1A, Class A2 (A)	2.791	10-20-51	3,465,523	3,217,771
Series 2024-1A, Class A2 (A)	6.372	10-20-54	4,834,883	4,824,633
Series 2025-1A, Class A2 (A)	5.296	10-20-55	1,879,555	1,804,721
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	3,776,000	3,787,187
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	4,249,000	4,219,432
Flexential Issuer LLC
Series 2025-1A, Class A2 (A)	6.030	10-25-60	1,449,000	1,445,162
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (A)	4.320	08-15-38	3,835,000	3,794,016
GBX Leasing LLC
Series 2026-1A, Class A (A)	5.130	02-20-56	2,816,369	2,763,164
GM Financial Consumer Automobile Receivables Trust
Series 2026-2, Class A3	4.150	08-18-31	3,718,000	3,703,897
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	2,522,000	2,556,324
31	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	4,196,000	$4,269,393
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	513,923	487,206
Series 2021-1A, Class A2 (A)	2.773	04-20-29	1,151,443	1,069,547
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3 (A)	4.140	12-17-29	3,964,000	3,938,690
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	4,180,000	4,151,621
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,092,000	3,058,885
Series 2023-1A, Class A2 (A)	5.687	05-20-53	3,237,000	3,251,059
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	3,651,245	3,553,323
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (A)	5.049	04-17-56	5,069,000	5,047,301
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	2,774,875	2,803,269
Series 2025-1A, Class A2 (A)	5.610	08-16-55	3,705,995	3,744,417
Series 2026-1A, Class A2I (A)	4.952	02-15-56	3,462,323	3,413,660
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	1,553,000	1,538,162
Lyra Music Assets LP
Series 2025-1A, Class A2 (A)	5.604	09-20-65	3,639,822	3,650,363
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	3,984,000	4,005,109
Series 2025-4A, Class A2 (A)	5.163	12-20-55	1,768,000	1,761,219
Series 2026-1A, Class A2 (A)	5.273	04-20-56	2,111,000	2,115,173
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	1,631,413	1,532,343
Navient Refinance Loan Trust
Series 2026-A, Class A (A)	4.500	01-18-56	3,591,628	3,531,683
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	979,198	831,124
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	4,700,600	4,495,628
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,902,553	1,804,305
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	4,682,000	3,903,618
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,405,000	1,464,044
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	2,979,000	2,957,079
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (A)	5.482	01-20-51	2,476,000	2,434,108
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	2,074,000	2,025,329
SCF Equipment Leasing LLC
Series 2025-2A, Class A3 (A)	4.330	06-20-36	4,091,000	4,064,939
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	32

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	3,922,170	$3,984,853
ServiceMaster Funding LLC
Series 2021-1, Class A2II (A)	3.113	07-30-51	2,523,343	2,167,337
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	2,509,900	2,392,544
Series 2024-1A, Class A2 (A)	6.174	01-25-54	1,452,565	1,486,449
Sesac Finance LLC
Series 2025-1, Class A2 (A)	5.500	07-25-55	2,412,000	2,349,511
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	548,756	504,079
Series 2024-A, Class A1A (A)	5.240	03-15-56	3,655,721	3,680,514
Series 2024-E, Class A1A (A)	5.090	10-16-56	1,944,930	1,948,880
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	3,778,483	3,747,372
Series 2020-1A, Class A2II (A)	4.336	01-20-50	2,401,490	2,289,863
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,716,047	2,531,502
Sprite, Ltd.
Series 2026-1, Class A (A)	5.227	03-15-41	2,339,387	2,290,259
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,632,145	1,642,144
Series 2024-1A, Class A2II (A)	6.268	07-30-54	2,299,975	2,311,664
Series 2024-3A, Class A23 (A)	5.914	07-30-54	5,409,620	5,190,939
Summit Issuer LLC
Series 2025-1A, Class A2 (A)	5.208	11-20-55	2,529,000	2,519,046
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	846,000	841,247
Series 2025-1A, Class A2 (A)	5.036	03-25-55	4,745,000	4,639,083
Series 2025-2A, Class A21 (A)	5.121	10-25-55	2,889,000	2,835,522
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	3,032,000	2,990,175
Series 2025-1A, Class A2II (A)	5.049	08-25-55	4,816,000	4,714,126
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	3,295,615	3,157,578
Series 2021-1A, Class A (A)	1.650	02-20-46	2,127,267	1,935,660
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	2,115,000	2,117,603
Toyota Auto Receivables Owner Trust
Series 2026-B, Class A3	4.130	12-16-30	5,422,000	5,397,767
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	2,662,359	2,543,496
Triton Container Finance IX LLC
Series 2026-1A, Class A (A)	5.260	05-20-51	2,205,000	2,195,974
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,247,877	3,056,894
Series 2021-1A, Class A (A)	1.860	03-20-46	1,874,305	1,729,931
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,702,000	1,720,891
Series 2025-2A, Class A2 (A)	5.177	01-20-56	1,450,000	1,432,082
33	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	2,373,000	$2,273,955
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	1,923,000	1,872,084
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	314,586	301,866
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	6,179,000	6,274,017
Series 2025-9, Class A1A	3.960	10-21-30	2,239,000	2,230,707
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	3,554,181	3,280,935
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	538,089	521,592
Willis Engine Structured Trust VIII
Series 2025-A, Class A (A)	5.582	06-15-50	1,164,464	1,169,843
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	6,215,350	6,035,797
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,556,000	1,571,256
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	2,064,068	1,966,325
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	3,550,000	3,577,911

	Shares	Value
Preferred securities 0.0%		$325,010
(Cost $357,233)
Financials 0.0%		325,010
Banks 0.0%
Wells Fargo & Company, 7.500%	277	325,010

	Yield (%)	Shares	Value
Short-term investments 1.0%			$43,992,995
(Cost $43,994,142)
Short-term funds 1.0%			43,992,995
John Hancock Collateral Trust (I)	3.5217(J)	4,398,992	43,992,995

Total investments (Cost $4,646,145,179) 99.9%	$4,567,905,218
Other assets and liabilities, net 0.1%	4,412,115
Total net assets 100.0%	$4,572,317,333

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	34

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $945,391,387 or 20.7% of the fund’s net assets as of 5-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 5-31-26.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security purchased or sold on a when-issued or delayed-delivery basis.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $21,689,539.
(J)	The rate shown is the annualized seven-day yield as of 5-31-26.
At 5-31-26, the aggregate cost of investments for federal income tax purposes was $4,651,658,232. Net unrealized depreciation aggregated to $83,753,014, of which $27,287,922 related to gross unrealized appreciation and $111,040,936 related to gross unrealized depreciation.
35	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-26

Assets
Unaffiliated investments, at value (Cost $4,602,151,037) including $21,223,300 of securities loaned	$4,523,912,223
Affiliated investments, at value (Cost $43,994,142)	43,992,995
Total investments, at value (Cost $4,646,145,179)	4,567,905,218
Dividends and interest receivable	34,414,764
Receivable for fund shares sold	7,652,274
Receivable for investments sold	6,084,260
Receivable for securities lending income	6,457
Other assets	350,295
Total assets	4,616,413,268
Liabilities
Due to custodian	1,566,176
Distributions payable	316,202
Payable for investments purchased	8,883,035
Payable for delayed-delivery securities purchased	4,472,870
Payable for fund shares repurchased	6,263,312
Payable upon return of securities loaned	21,692,841
Payable to affiliates
Investment management fees	264
Accounting and legal services fees	256,443
Transfer agent fees	304,470
Distribution and service fees	10,718
Trustees’ fees	7,094
Other liabilities and accrued expenses	322,510
Total liabilities	44,095,935
Net assets	$4,572,317,333
Net assets consist of
Paid-in capital	$5,063,451,111
Total distributable earnings (loss)	(491,133,778)
Net assets	$4,572,317,333
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	36

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($597,193,210 ÷ 65,672,306 shares)[1]	$9.09
Class C ($11,108,504 ÷ 1,221,554 shares)[1]	$9.09
Class I ($2,741,349,323 ÷ 301,332,355 shares)	$9.10
Class R2 ($5,853,066 ÷ 643,520 shares)	$9.10
Class R4 ($1,200,845 ÷ 132,043 shares)	$9.09
Class R6 ($1,215,612,385 ÷ 133,625,761 shares)	$9.10
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.47

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
37	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-26

Investment income
Interest	$186,622,607
Dividends from affiliated investments	1,561,846
Dividends	19,313
Securities lending, net	28,283
Total investment income	188,232,049
Expenses
Investment management fees	15,621,972
Distribution and service fees	1,713,603
Accounting and legal services fees	718,775
Transfer agent fees	3,134,776
Trustees’ fees	96,658
Custodian fees	431,209
State registration fees	215,345
Printing and postage	223,752
Professional fees	159,527
Other	123,931
Total expenses	22,439,548
Less expense reductions	(2,366,253)
Net expenses	20,073,295
Net investment income	168,158,754
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(15,399,383)
Affiliated investments	8,556
Futures contracts	455,174
(14,935,653)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	44,692,578
Affiliated investments	(1,387)
Futures contracts	14,012
44,705,203
Net realized and unrealized gain	29,769,550
Increase in net assets from operations	$197,928,304
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	38

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$168,158,754	$144,068,972
Net realized loss	(14,935,653)	(20,001,422)
Change in net unrealized appreciation (depreciation)	44,705,203	55,891,332
Increase in net assets resulting from operations	197,928,304	179,958,882
Distributions to shareholders
From earnings
Class A	(25,107,013)	(22,207,074)
Class C	(382,902)	(381,330)
Class I	(92,964,935)	(80,465,033)
Class R2	(236,115)	(274,800)
Class R4	(11,400)	(8,507)
Class R6	(51,564,679)	(43,739,684)
Total distributions	(170,267,044)	(147,076,428)
From fund share transactions
Fund share transactions	1,133,016,543	(164,655,185)
Issued in reorganization	—	154,384,204
From fund share transactions	1,133,016,543	(10,270,981)
Total increase	1,160,677,803	22,611,473
Net assets
Beginning of year	3,411,639,530	3,389,028,057
End of year	$4,572,317,333	$3,411,639,530
39	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$8.99	$8.89	$9.10	$9.63	$10.88
Net investment income[1]	0.36	0.36	0.33	0.26	0.19
Net realized and unrealized gain (loss) on investments	0.11	0.11	(0.19)	(0.50)	(1.18)
Total from investment operations	0.47	0.47	0.14	(0.24)	(0.99)
Less distributions
From net investment income	(0.37)	(0.37)	(0.35)	(0.29)	(0.24)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.37)	(0.37)	(0.35)	(0.29)	(0.26)
Net asset value, end of period	$9.09	$8.99	$8.89	$9.10	$9.63
Total return (%)[2,3]	5.24	5.26	1.55	(2.43)	(9.24)
Ratios and supplemental data
Net assets, end of period (in millions)	$597	$634	$555	$538	$545
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.82	0.82	0.83	0.81
Expenses including reductions	0.74	0.74	0.75	0.75	0.74
Net investment income	3.97	3.94	3.70	2.87	1.78
Portfolio turnover (%)	118	107[4]	177	143	123

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	40

CLASS C SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$8.99	$8.89	$9.10	$9.63	$10.88
Net investment income[1]	0.30	0.29	0.26	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.10	0.11	(0.19)	(0.50)	(1.18)
Total from investment operations	0.40	0.40	0.07	(0.31)	(1.07)
Less distributions
From net investment income	(0.30)	(0.30)	(0.28)	(0.22)	(0.16)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.30)	(0.30)	(0.28)	(0.22)	(0.18)
Net asset value, end of period	$9.09	$8.99	$8.89	$9.10	$9.63
Total return (%)[2,3]	4.46	4.48	0.79	(3.16)	(9.92)
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$12	$12	$13	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55	1.57	1.57	1.58	1.56
Expenses including reductions	1.49	1.49	1.50	1.50	1.49
Net investment income	3.22	3.18	2.94	2.10	1.01
Portfolio turnover (%)	118	107[4]	177	143	123

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
41	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.00	$8.90	$9.10	$9.63	$10.89
Net investment income[1]	0.39	0.38	0.35	0.29	0.21
Net realized and unrealized gain (loss) on investments	0.10	0.11	(0.18)	(0.50)	(1.18)
Total from investment operations	0.49	0.49	0.17	(0.21)	(0.97)
Less distributions
From net investment income	(0.39)	(0.39)	(0.37)	(0.32)	(0.27)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.39)	(0.39)	(0.37)	(0.32)	(0.29)
Net asset value, end of period	$9.10	$9.00	$8.90	$9.10	$9.63
Total return (%)[2]	5.50	5.53	1.91	(2.19)	(9.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$2,741	$1,767	$1,830	$1,431	$994
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55	0.57	0.57	0.58	0.56
Expenses including reductions	0.49	0.49	0.50	0.50	0.49
Net investment income	4.21	4.18	3.95	3.14	2.01
Portfolio turnover (%)	118	107[3]	177	143	123

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	42

CLASS R2 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.00	$8.90	$9.10	$9.63	$10.88
Net investment income[1]	0.35	0.34	0.32	0.25	0.17
Net realized and unrealized gain (loss) on investments	0.11	0.11	(0.18)	(0.50)	(1.17)
Total from investment operations	0.46	0.45	0.14	(0.25)	(1.00)
Less distributions
From net investment income	(0.36)	(0.35)	(0.34)	(0.28)	(0.23)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.36)	(0.35)	(0.34)	(0.28)	(0.25)
Net asset value, end of period	$9.10	$9.00	$8.90	$9.10	$9.63
Total return (%)[2]	5.09	5.13	1.55	(2.57)	(9.37)
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$7	$5	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	0.95	0.93	0.96	0.95
Expenses including reductions	0.88	0.87	0.86	0.89	0.89
Net investment income	3.83	3.80	3.60	2.68	1.63
Portfolio turnover (%)	118	107[3]	177	143	123

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
43	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.00	$8.90	$9.10	$9.63	$10.89
Net investment income[1]	0.37	0.37	0.34	0.27	0.20
Net realized and unrealized gain (loss) on investments	0.10	0.11	(0.18)	(0.50)	(1.19)
Total from investment operations	0.47	0.48	0.16	(0.23)	(0.99)
Less distributions
From net investment income	(0.38)	(0.38)	(0.36)	(0.30)	(0.25)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.38)	(0.38)	(0.36)	(0.30)	(0.27)
Net asset value, end of period	$9.09	$9.00	$8.90	$9.10	$9.63
Total return (%)[2]	5.24	5.38	1.78	(2.33)	(9.22)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.81	0.80	0.82	0.81
Expenses including reductions	0.63	0.64	0.63	0.64	0.64
Net investment income	4.09	4.04	3.79	2.99	1.87
Portfolio turnover (%)	118	107[4]	177	143	123

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	44

CLASS R6 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.00	$8.90	$9.10	$9.63	$10.89
Net investment income[1]	0.40	0.39	0.36	0.30	0.23
Net realized and unrealized gain (loss) on investments	0.10	0.11	(0.18)	(0.50)	(1.19)
Total from investment operations	0.50	0.50	0.18	(0.20)	(0.96)
Less distributions
From net investment income	(0.40)	(0.40)	(0.38)	(0.33)	(0.28)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.40)	(0.40)	(0.38)	(0.33)	(0.30)
Net asset value, end of period	$9.10	$9.00	$8.90	$9.10	$9.63
Total return (%)[2]	5.61	5.64	2.03	(2.08)	(9.00)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,216	$991	$985	$785	$763
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45	0.46	0.46	0.47	0.45
Expenses including reductions	0.39	0.39	0.38	0.39	0.39
Net investment income	4.33	4.29	4.06	3.23	2.13
Portfolio turnover (%)	118	107[3]	177	143	123

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
45	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Investment Grade Bond Fund	46

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,347,386,935	—	$2,347,386,935	—
Foreign government obligations	7,557,001	—	7,557,001	—
Corporate bonds	1,512,661,232	—	1,512,661,232	—
Municipal bonds	13,088,653	—	13,088,653	—
Term loans	4,964,558	—	4,964,558	—
Collateralized mortgage obligations	307,126,366	—	307,126,366	—
Asset-backed securities	330,802,468	—	330,802,468	—
Preferred securities	325,010	$325,010	—	—
Short-term investments	43,992,995	43,992,995	—	—
Total investments in securities	$4,567,905,218	$44,318,005	$4,523,587,213	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
47	JOHN HANCOCK Investment Grade Bond Fund |

Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for
| JOHN HANCOCK Investment Grade Bond Fund	48

lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2026, the fund loaned securities valued at $21,223,300 and received $21,692,841 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2026 were $19,331.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2026, the fund has a short-term capital loss carryforward of $239,159,347 and a long-term capital loss carryforward of $170,788,272 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules in relation to previous mergers, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
49	JOHN HANCOCK Investment Grade Bond Fund |

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2026 and 2025 was as follows:
	May 31, 2026	May 31, 2025
Ordinary income	$170,267,044	$147,076,428
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2026, the components of distributable earnings on a tax basis consisted of $2,883,056 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically
| JOHN HANCOCK Investment Grade Bond Fund	50

and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2026, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging up to $16.3 million, as measured at each quarter end. There were no open futures contracts as of May 31, 2026.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$455,174
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2026:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$14,012
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
51	JOHN HANCOCK Investment Grade Bond Fund |

fund. During the year ended May 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class I in an amount equal to the amount by which expenses of the class exceed 0.49% of the class’s average daily net assets. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (f) borrowing costs, (g) prime brokerage fees and (h) short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$375,194
Class C	7,043
Class I	1,274,992
Class R2	3,667
Class	Expense reduction
Class R4	$155
Class R6	704,923
Total	$2,365,974

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2026, were equivalent to a net annual effective rate of 0.33% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
| JOHN HANCOCK Investment Grade Bond Fund	52

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $279 for Class R4 shares for the year ended May 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $225,393 for the year ended May 31, 2026. Of this amount, $31,001 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $194,392 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2026, CDSCs received by the Distributor amounted to $15,904 and $499 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,565,197	$683,697
Class C	117,487	12,830
Class I	—	2,375,202
Class R2	29,947	329
Class R4	972	15
Class R6	—	62,703
Total	$1,713,603	$3,134,776
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
53	JOHN HANCOCK Investment Grade Bond Fund |

Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2026 and 2025 were as follows:
	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,012,867	$73,551,447	9,035,260	$82,122,366
Issued in reorganization (Note 9)	—	—	14,502,742	132,208,446
Distributions reinvested	2,668,045	24,489,810	2,389,176	21,694,891
Repurchased	(15,551,005)	(142,675,394)	(17,807,752)	(161,048,494)
Net increase (decrease)	(4,870,093)	$(44,634,137)	8,119,426	$74,977,209
Class C shares
Sold	204,408	$1,883,288	340,904	$3,113,507
Issued in reorganization (Note 9)	—	—	122,375	1,115,586
Distributions reinvested	39,008	358,082	38,925	353,414
Repurchased	(345,597)	(3,177,932)	(480,446)	(4,363,559)
Net increase (decrease)	(102,181)	$(936,562)	21,758	$218,948
Class I shares
Sold	181,805,961	$1,669,645,109	79,790,975	$726,503,013
Issued in reorganization (Note 9)	—	—	251,497	2,293,650
Distributions reinvested	9,826,922	90,213,068	8,442,458	76,708,371
Repurchased	(86,738,873)	(794,719,036)	(97,784,134)	(885,674,178)
Net increase (decrease)	104,894,010	$965,139,141	(9,299,204)	$(80,169,144)
Class R2 shares
Sold	110,606	$1,017,492	327,445	$2,937,368
Distributions reinvested	9,599	88,029	12,844	116,631
Repurchased	(285,145)	(2,621,906)	(290,464)	(2,620,046)
Net increase (decrease)	(164,940)	$(1,516,385)	49,825	$433,953
Class R4 shares
Sold	113,983	$1,034,711	5,055	$45,847
Distributions reinvested	1,243	11,381	933	8,477
Repurchased	(4,305)	(39,479)	(16,549)	(150,876)
Net increase (decrease)	110,921	$1,006,613	(10,561)	$(96,552)
| JOHN HANCOCK Investment Grade Bond Fund	54

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	47,084,061	$430,123,079	25,730,399	$233,771,449
Issued in reorganization (Note 9)	—	—	2,057,823	18,766,522
Distributions reinvested	5,589,476	51,330,026	4,785,789	43,485,851
Repurchased	(29,160,206)	(267,495,232)	(33,151,072)	(301,659,217)
Net increase (decrease)	23,513,331	$213,957,873	(577,061)	$(5,635,395)
Total net increase (decrease)	123,381,048	$1,133,016,543	(1,695,817)	$(10,270,981)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,856,184,994 and $890,957,253, respectively, for the year ended May 31, 2026. Purchases and sales of U.S. Treasury obligations aggregated $3,922,020,149 and $3,782,684,729, respectively, for the year ended May 31, 2026.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,398,992	$11,736,270	$1,577,217,879	$(1,544,968,323)	$8,556	$(1,387)	$1,590,129	—	$43,992,995

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with portfolios with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were
55	JOHN HANCOCK Investment Grade Bond Fund |

borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on February 26, 2025. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Depreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
John Hancock Investment Grade Bond Fund	John Hancock Government Income Fund	$154,384,204	($7,709,321)	19,749,724	16,934,437	$3,421,309,112	$3,575,693,316
See Note 6 for capital shares issued in connection with the above referenced reorganization.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Investment Grade Bond Fund	56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Investment Grade Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Investment Grade Bond Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 9, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
57	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK INVESTMENT GRADE BOND FUND	58

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, statement regarding basis for approval of investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
59	|

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5530222	55A 5/26
7/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Short Duration Bond Fund
Fixed income
May 31, 2026

John Hancock
Short Duration Bond Fund

2	Fund’s investments
22	Financial statements
25	Financial highlights
30	Notes to financial statements
39	Report of independent registered public accounting firm
40	Tax information
41	Other N-CSR Items
1	JOHN HANCOCK SHORT DURATION BOND FUND |

Fund’s investments
AS OF 5-31-26
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 7.2%				$133,733,449
(Cost $133,833,003)
U.S. Government 7.2%				133,733,449
U.S. Treasury
Note	3.750	04-15-28	30,723,000	30,582,586
Note	3.875	03-31-28	2,819,000	2,812,613
Note	3.875	05-15-29	35,641,000	35,471,138
Note	4.125	07-31-28	7,000,000	7,015,039
Note	4.250	06-30-29	22,477,000	22,596,409

Note	4.375	08-31-28	35,000,000	35,255,664
Foreign government obligations 1.0%				$18,287,546
(Cost $18,302,679)
Oman 0.3%				6,194,502
Sultanate of Oman Bond (A)	6.000	08-01-29	5,973,000	6,194,502
Panama 0.2%				3,547,530
Republic of Panama Bond	3.160	01-23-30	3,754,000	3,547,530
Saudi Arabia 0.5%				8,545,514
Kingdom of Saudi Arabia
Bond (A)	4.125	01-12-29	2,987,000	2,951,992

Bond (A)	5.125	01-13-28	5,539,000	5,593,522
Corporate bonds 66.5%				$1,237,096,769
(Cost $1,236,150,847)
Communication services 4.1%				75,537,892
Diversified telecommunication services 1.7%
AT&T, Inc.	4.350	03-01-29	5,005,000	4,994,171
GCI LLC (A)	4.750	10-15-28	5,631,000	5,434,106
IHS Holding, Ltd. (A)	6.250	11-29-28	2,881,000	2,863,187
IHS Holding, Ltd. (A)(B)	7.875	05-29-30	2,501,000	2,580,239
Iliad Holding SAS (A)	7.000	10-15-28	4,550,000	4,583,920
NTT Finance Corp. (A)(B)	4.620	07-16-28	5,631,000	5,635,273
Sitios Latinoamerica SAB de CV (A)	6.000	11-25-29	5,005,000	5,137,633
Entertainment 0.5%
Discovery Global Holdings, Inc.	3.755	03-15-27	1,787,000	1,774,348
Discovery Global Holdings, Inc.	4.054	03-15-29	2,828,000	2,812,587
Roblox Corp. (A)	3.875	05-01-30	2,502,000	2,361,787
WMG Acquisition Corp. (A)	3.875	07-15-30	3,129,000	2,968,206
Media 1.3%
CCO Holdings LLC (A)	4.750	03-01-30	524,000	495,226
CCO Holdings LLC (A)	5.000	02-01-28	2,362,000	2,338,699
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (A)	5.125	05-01-27	1,881,000	$1,879,768
Gray Media, Inc. (A)	10.500	07-15-29	1,706,000	1,806,016
News Corp. (A)	3.875	05-15-29	7,380,000	7,155,712
Paramount Global	3.375	02-15-28	1,252,000	1,213,261
Paramount Global	3.700	06-01-28	5,000,000	4,833,961
Sirius XM Radio LLC (A)	5.000	08-01-27	1,456,000	1,453,816
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	3,129,000	3,007,747
Wireless telecommunication services 0.6%
Millicom International Cellular SA (A)	5.125	01-15-28	4,063,500	4,036,204
Millicom International Cellular SA (A)(B)	6.250	03-25-29	3,555,000	3,580,081
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	2,502,000	2,591,944
Consumer discretionary 5.8%				107,612,173
Automobile components 0.1%
Dealer Tire LLC (A)	8.000	02-01-28	1,564,000	1,545,386
Automobiles 1.9%
Ford Motor Credit Company LLC	5.113	05-03-29	13,947,000	13,905,064
General Motors Financial Company, Inc.	4.200	10-27-28	3,457,000	3,431,279
General Motors Financial Company, Inc.	5.800	01-07-29	7,280,000	7,486,457
Hyundai Capital America (A)	4.250	09-18-28	3,457,000	3,428,430
Hyundai Capital America (A)	4.550	09-26-29	576,000	573,872
Hyundai Capital America (A)	5.300	03-19-27	2,200,000	2,216,482
Stellantis Financial Services US Corp. (A)	4.950	09-15-28	4,380,000	4,362,795
Broadline retail 0.7%
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	3,754,000	3,740,331
Nordstrom, Inc.	4.000	03-15-27	3,457,000	3,385,871
Nordstrom, Inc. (B)	4.375	04-01-30	1,519,000	1,452,223
Rakuten Group, Inc. (A)	9.750	04-15-29	3,413,000	3,729,330
Hotels, restaurants and leisure 1.7%
Airbnb, Inc. (B)	4.400	03-16-29	3,754,000	3,747,395
Carnival Corp., Ltd. (A)	4.000	08-01-28	5,124,000	5,032,056
Carnival Corp., Ltd. (A)	5.125	05-01-29	4,378,000	4,372,705
Las Vegas Sands Corp.	5.900	06-01-27	3,754,000	3,799,517
MGM Resorts International (B)	4.750	10-15-28	2,217,000	2,196,989
Royal Caribbean Cruises, Ltd. (B)	3.700	03-15-28	4,330,000	4,263,717
Royal Caribbean Cruises, Ltd. (A)	5.375	07-15-27	2,373,000	2,381,530
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	1,252,000	1,266,189
Travel + Leisure Company (A)	4.625	03-01-30	5,290,000	5,087,721
Household durables 0.4%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	2,502,000	2,368,548
3	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
Century Communities, Inc. (A)	3.875	08-15-29	2,502,000	$2,362,449
LG Electronics, Inc. (A)	5.625	04-24-27	3,129,000	3,155,907
Specialty retail 1.0%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	3,754,000	3,646,031
Global Auto Holdings, Ltd. (A)(B)	8.375	01-15-29	3,754,000	3,666,907
Lithia Motors, Inc. (A)	3.875	06-01-29	4,138,000	3,966,159
Lithia Motors, Inc. (A)	4.625	12-15-27	3,457,000	3,439,669
Wayfair LLC (A)	7.250	10-31-29	3,500,000	3,601,164
Consumer staples 2.2%				41,830,705
Beverages 0.2%
Constellation Brands, Inc.	4.350	05-09-27	3,754,000	3,758,665
Consumer staples distribution and retail 0.8%
Albertsons Companies, Inc. (A)	4.875	02-15-30	3,129,000	3,047,416
KeHE Distributors LLC (A)	9.000	02-15-29	3,500,000	3,655,390
Performance Food Group, Inc. (A)	4.250	08-01-29	5,000,000	4,844,303
US Foods, Inc. (A)	4.750	02-15-29	4,000,000	3,945,086
Food products 1.0%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	6,793,000	6,983,333
BRF SA (A)	4.875	01-24-30	3,502,000	3,341,260
NBM US Holdings, Inc. (A)	6.625	08-06-29	4,629,000	4,631,625
Post Holdings, Inc. (A)(B)	4.625	04-15-30	3,754,000	3,651,935
Personal care products 0.2%
BellRing Brands, Inc. (A)	7.000	03-15-30	4,002,000	3,971,692
Energy 5.7%				105,179,166
Oil, gas and consumable fuels 5.7%
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	2,502,000	2,498,655
Azule Energy Finance PLC (A)	8.125	01-23-30	3,754,000	3,833,763
Columbia Pipelines Holding Company LLC (A)	6.042	08-15-28	7,508,000	7,719,735
Comstock Resources, Inc. (A)	5.875	01-15-30	1,877,000	1,773,990
Comstock Resources, Inc. (A)	6.750	03-01-29	3,129,000	3,074,363
Continental Resources, Inc.	4.375	01-15-28	8,885,000	8,836,978
DT Midstream, Inc. (A)	4.125	06-15-29	5,631,000	5,522,582
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	3,129,000	3,156,570
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	3,754,000	3,781,363
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	4,539,000	4,481,439
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (C)	6.500	11-15-26	3,428,000	$3,440,567
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(C)	6.625	02-15-28	4,504,000	4,556,233
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	4,400,000	4,681,076
EQT Corp.	4.500	01-15-29	1,474,000	1,465,366
Genesis Energy LP	8.250	01-15-29	3,754,000	3,895,792
MPLX LP	4.000	03-15-28	3,754,000	3,725,716
Repsol E&P Capital Markets US LLC (A)(B)	4.805	09-16-28	4,978,000	4,988,065
South Bow USA Infrastructure Holdings LLC	4.911	09-01-27	3,754,000	3,767,952
Sunoco LP (A)	5.875	07-15-27	5,756,000	5,764,185
The Williams Companies, Inc.	3.750	06-15-27	4,724,000	4,700,598
Var Energi ASA (A)	5.000	05-18-27	3,300,000	3,314,218
Var Energi ASA (A)	5.875	05-22-30	786,000	812,000
Var Energi ASA (A)	7.500	01-15-28	4,033,000	4,203,273
Venture Global LNG, Inc. (A)	8.125	06-01-28	4,550,000	4,651,142
W&T Offshore, Inc. (A)(B)	10.750	02-01-29	2,000,000	2,066,600
Whistler Pipeline LLC (A)	5.400	09-30-29	4,380,000	4,466,945
Financials 25.9%				480,814,402
Banks 12.9%
Bank Hapoalim BM (A)	4.722	07-14-29	3,378,000	3,341,663
Bank of America Corp. (4.623% to 5-9-28, then Overnight SOFR + 1.110%)	4.623	05-09-29	10,636,000	10,661,209
Bank of America Corp. (4.979% to 1-24-28, then Overnight SOFR + 0.830%)	4.979	01-24-29	3,754,000	3,783,531
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	3,754,000	3,939,827
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(C)	9.250	11-17-27	3,754,000	3,940,277
Citigroup, Inc.	4.450	09-29-27	1,252,000	1,251,983
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	4,609,000	4,675,563
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (C)	6.250	08-15-26	4,550,000	4,560,115
Citizens Financial Group, Inc. (5.841% to 1-23-29, then Overnight SOFR + 2.010%)	5.841	01-23-30	6,771,000	6,951,861
Credit Agricole SA (4.631% to 9-11-27, then Overnight SOFR + 1.210%) (A)	4.631	09-11-28	3,754,000	3,756,862
Danske Bank A/S (4.662% to 3-27-28, then 1 Year CMT + 0.750%) (A)	4.662	03-27-29	3,413,000	3,413,661
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)	5.427	03-01-28	3,413,000	3,438,629
5	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	7,508,000	$7,774,099
First-Citizens Bank & Trust Company	6.125	03-09-28	3,754,000	3,841,297
HSBC USA, Inc.	4.650	06-03-28	2,000,000	2,012,691
Huntington National Bank (4.552% to 5-17-27, then SOFR Compounded Index + 1.650%)	4.552	05-17-28	7,508,000	7,514,429
ING Groep NV (3.875% to 11-16-27, then 5 Year CMT + 2.862%) (B)(C)	3.875	05-16-27	5,005,000	4,900,382
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	18,770,000	18,707,735
JPMorgan Chase & Co. (5.299% to 7-24-28, then Overnight SOFR + 1.450%)	5.299	07-24-29	6,257,000	6,351,112
KeyBank NA	5.850	11-15-27	8,134,000	8,281,983
Lloyds Banking Group PLC (4.818% to 6-13-28, then 1 Year CMT + 0.830%)	4.818	06-13-29	4,380,000	4,404,265
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (C)	6.750	06-27-26	4,895,000	4,905,250
M&T Bank Corp. (4.833% to 1-16-28, then Overnight SOFR + 0.930%)	4.833	01-16-29	2,594,000	2,605,115
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (C)	5.125	11-01-26	6,224,000	6,218,251
Pinnacle Bank	5.625	02-15-28	2,804,000	2,839,435
Popular, Inc. (B)	7.250	03-13-28	6,570,000	6,796,428
Royal Bank of Canada (3.995% to 11-3-27, then Overnight SOFR + 0.700%)	3.995	11-03-28	3,754,000	3,733,131
Santander Holdings USA, Inc. (5.353% to 9-6-29, then Overnight SOFR + 1.940%)	5.353	09-06-30	3,500,000	3,536,819
Santander UK Group Holdings PLC (4.320% to 9-22-28, then SOFR Compounded Index + 1.070%)	4.320	09-22-29	3,754,000	3,721,552
Societe Generale SA (4.450% to 4-12-29, then Overnight SOFR + 1.096%) (A)	4.450	04-12-30	3,754,000	3,712,460
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(B)(C)	10.000	11-14-28	6,257,000	6,849,482
The Bank of Nova Scotia (8.000% to 1-27-29, then 5 Year CMT + 4.017%)	8.000	01-27-84	4,129,000	4,366,674
The PNC Financial Services Group, Inc. (5.492% to 5-14-29, then Overnight SOFR + 1.198%)	5.492	05-14-30	5,000,000	5,125,736
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%) (B)	5.582	06-12-29	4,542,000	4,646,835
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)	8.125	10-31-82	4,129,000	$4,285,918
Truist Bank (4.420% to 7-24-27, then Overnight SOFR + 0.770%)	4.420	07-24-28	3,754,000	3,751,724
Truist Financial Corp.	3.875	03-19-29	4,380,000	4,297,733
Truist Financial Corp. (5.100% to 9-1-30, then 10 Year CMT + 4.349%) (C)	5.100	03-01-30	4,581,000	4,564,994
U.S. Bancorp (4.653% to 2-1-28, then Overnight SOFR + 1.230%)	4.653	02-01-29	4,681,000	4,695,223
U.S. Bancorp (5.100% to 7-23-29, then Overnight SOFR + 1.250%)	5.100	07-23-30	4,000,000	4,059,996
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	16,132,000	16,373,504
Wells Fargo & Company (5.574% to 7-25-28, then Overnight SOFR + 1.740%)	5.574	07-25-29	3,129,000	3,190,575
Wells Fargo & Company (5.707% to 4-22-27, then Overnight SOFR + 1.070%)	5.707	04-22-28	8,770,000	8,869,950
Zions Bancorp NA (B)	3.250	10-29-29	1,877,000	1,768,173
Zions Bancorp NA (4.483% to 2-9-28, then Overnight SOFR + 1.055%)	4.483	02-09-29	3,754,000	3,728,762
Zions Bancorp NA (4.704% to 8-18-27, then Overnight SOFR + 1.155%)	4.704	08-18-28	3,754,000	3,755,152
Capital markets 4.6%
Ares Strategic Income Fund	5.700	03-15-28	8,759,000	8,765,711
Blackstone Private Credit Fund	3.250	03-15-27	5,005,000	4,933,880
Blackstone Private Credit Fund (B)	4.950	09-26-27	1,877,000	1,868,631
Blackstone Secured Lending Fund	5.875	11-15-27	3,129,000	3,153,814
Depository Trust Company (A)	4.300	03-27-29	2,654,000	2,646,321
Deutsche Bank AG (4.999% to 9-11-29, then Overnight SOFR + 1.700%)	4.999	09-11-30	10,057,000	10,107,839
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	4,389,000	4,601,444
HPS Corporate Lending Fund	4.900	09-11-28	2,389,000	2,347,266
HPS Corporate Lending Fund	5.450	01-14-28	5,631,000	5,615,471
Morgan Stanley (4.555% to 4-10-29, then SOFR Compounded Index + 0.960%)	4.555	04-10-30	7,000,000	6,972,889
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	4,380,000	4,425,108
Morgan Stanley Bank NA (4.788% to 5-10-29, then SOFR Compounded Index + 0.974%)	4.788	05-10-30	4,000,000	4,011,339
Morgan Stanley Private Bank NA (4.204% to 11-17-27, then Overnight SOFR + 0.780%)	4.204	11-17-28	3,754,000	3,743,024
7	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Bank of New York Mellon Corp. (C)	7.166	06-20-26	2,172,000	$2,178,659
The Goldman Sachs Group, Inc.	2.600	02-07-30	5,028,000	4,686,215
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month CME Term SOFR + 1.563%)	4.223	05-01-29	3,441,000	3,416,054
The Goldman Sachs Group, Inc. (4.482% to 8-23-27, then Overnight SOFR + 1.725%)	4.482	08-23-28	4,693,000	4,693,236
UBS Group AG (4.875% to 2-12-27, then 5 Year CMT + 3.404%) (A)(C)	4.875	02-12-27	3,413,000	3,399,860
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(C)	9.250	11-13-28	3,754,000	4,061,136
Consumer finance 2.0%
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%) (B)	5.737	05-15-29	8,116,000	8,243,648
American Express Company (4.444% to 5-3-29, then Overnight SOFR + 0.811%)	4.444	05-03-30	5,000,000	4,982,277
Capital One Financial Corp. (3.950% to 9-1-26, then 5 Year CMT + 3.157%) (B)(C)	3.950	09-01-26	3,867,000	3,846,569
Capital One Financial Corp. (6.312% to 6-8-28, then Overnight SOFR + 2.640%)	6.312	06-08-29	10,011,000	10,329,095
IIFL Finance, Ltd. (A)(B)	8.750	07-24-28	2,502,000	2,577,841
OneMain Finance Corp. (B)	6.625	05-15-29	4,380,000	4,448,275
PHH Escrow Issuer LLC (A)	9.875	11-01-29	3,129,000	3,075,255
Financial services 3.4%
Antares Holdings LP (A)	7.950	08-11-28	4,105,000	4,255,581
Apollo Debt Solutions BDC	6.900	04-13-29	1,877,000	1,929,130
Atlas Warehouse Lending Company LP (A)	4.625	11-15-28	5,005,000	4,943,148
Atlas Warehouse Lending Company LP (A)	6.050	01-15-28	6,257,000	6,347,194
Block, Inc. (A)	5.625	08-15-30	3,014,000	3,026,403
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	3,129,000	3,174,760
Corebridge Global Funding (A)	4.650	08-20-27	6,257,000	6,263,618
Enact Holdings, Inc.	6.250	05-28-29	5,005,000	5,168,631
Macquarie Airfinance Holdings, Ltd. (A)	5.200	03-27-28	3,754,000	3,770,607
NMI Holdings, Inc.	6.000	08-15-29	4,754,000	4,859,349
Radian Group, Inc.	6.200	05-15-29	10,264,000	10,618,631
Rocket Mortgage LLC (A)	3.625	03-01-29	5,005,000	4,812,541
TrueNoord Capital DAC (A)	8.750	03-01-30	3,754,000	3,846,469
Insurance 2.6%
AEGON Funding Company LLC (A)	5.500	04-16-27	5,005,000	5,044,450
American National Group, Inc.	5.000	06-15-27	3,129,000	3,132,370
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Athene Global Funding (A)(B)	5.516	03-25-27	5,005,000	$5,046,357
Athene Holding, Ltd.	4.125	01-12-28	4,693,000	4,653,887
Augusta SpinCo Corp. (B)	4.398	03-23-29	4,550,000	4,525,242
Brighthouse Financial Global Funding (A)	5.550	04-09-27	2,987,000	3,005,071
Brown & Brown, Inc.	4.500	03-15-29	4,380,000	4,357,569
CNA Financial Corp.	3.900	05-01-29	3,754,000	3,677,933
CNO Financial Group, Inc.	5.250	05-30-29	7,097,000	7,144,523
CNO Global Funding (A)	4.875	12-10-27	3,457,000	3,460,589
F&G Annuities & Life, Inc.	6.500	06-04-29	1,252,000	1,272,612
GA Global Funding Trust (A)(B)	5.500	01-08-29	3,129,000	3,163,219
Mortgage real estate investment trusts 0.4%
Starwood Property Trust, Inc. (A)	5.250	10-15-28	6,298,000	6,281,615
Health care 2.4%				45,107,399
Biotechnology 0.3%
Amgen, Inc.	5.150	03-02-28	5,005,000	5,067,484
Health care equipment and supplies 0.6%
Baxter International, Inc.	4.450	02-15-29	2,502,000	2,476,751
GE HealthCare Technologies, Inc.	4.150	12-15-28	5,005,000	4,966,049
Medline Borrower LP (A)	3.875	04-01-29	3,754,000	3,653,400
Health care providers and services 1.1%
Centene Corp.	2.450	07-15-28	5,631,000	5,338,182
Centene Corp. (B)	4.625	12-15-29	1,500,000	1,460,952
CVS Health Corp.	5.400	06-01-29	5,631,000	5,757,547
Rede D’Or Finance Sarl (A)	4.500	01-22-30	3,129,000	2,981,785
Rede D’Or Finance Sarl (A)(B)	4.950	01-17-28	5,973,000	5,914,759
Pharmaceuticals 0.4%
Royalty Pharma PLC	5.150	09-02-29	3,666,000	3,720,633
Teva Pharmaceutical Finance Netherlands III BV (B)	5.125	05-09-29	3,754,000	3,769,857
Industrials 9.0%				167,707,316
Aerospace and defense 1.1%
Rolls-Royce PLC (A)	5.750	10-15-27	5,631,000	5,705,061
The Boeing Company	3.250	02-01-28	6,337,000	6,216,220
The Boeing Company	5.150	05-01-30	3,400,000	3,454,022
The Boeing Company	6.298	05-01-29	1,048,000	1,096,385
TransDigm, Inc.	4.625	01-15-29	5,005,000	4,930,606
Air freight and logistics 0.3%
Fedex Freight Holding Company, Inc. (A)	4.300	03-15-29	5,005,000	4,941,645
Commercial services and supplies 1.0%
Allied Universal Holdco LLC (A)	4.625	06-01-28	4,380,000	4,314,821
GFL Environmental, Inc. (A)	4.000	08-01-28	3,457,000	3,380,646
9	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
GFL Environmental, Inc. (A)	4.375	08-15-29	500,000	$486,892
GFL Environmental, Inc. (A)	4.750	06-15-29	1,728,000	1,701,679
Prime Security Services Borrower LLC (A)	3.375	08-31-27	5,005,000	4,907,468
RB Global Holdings, Inc. (A)	6.750	03-15-28	2,987,000	3,033,496
Construction and engineering 1.6%
Dycom Industries, Inc. (A)	4.500	04-15-29	3,129,000	3,073,870
HTA Group, Ltd. (A)(B)	7.500	06-04-29	6,257,000	6,425,606
MasTec, Inc. (A)(B)	4.500	08-15-28	8,759,000	8,672,476
MasTec, Inc.	5.900	06-15-29	2,000,000	2,057,956
Quanta Services, Inc.	4.750	08-09-27	3,754,000	3,768,370
Williams Scotsman, Inc. (A)	6.625	06-15-29	5,631,000	5,772,772
Electrical equipment 0.9%
LG Energy Solution, Ltd. (A)	5.000	04-02-29	4,550,000	4,569,411
Molex Electronic Technologies LLC (A)	4.750	04-30-28	3,754,000	3,766,773
Regal Rexnord Corp.	6.050	04-15-28	3,754,000	3,838,335
Regal Rexnord Corp.	6.300	02-15-30	1,500,000	1,565,524
Vertiv Group Corp. (A)	4.125	11-15-28	3,754,000	3,708,485
Ground transportation 0.3%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,687,000	2,687,699
Penske Truck Leasing Company LP (A)	6.050	08-01-28	3,754,000	3,858,369
Passenger airlines 2.7%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	8,534,000	8,589,840
Air Canada 2020-2 Class A Pass Through Trust (A)	5.250	04-01-29	1,955,943	1,974,682
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	3,381,330	3,388,042
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	4,342,579	4,328,096
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,137,274	1,118,133
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	619,570	600,635
American Airlines 2016-3 Class AA Pass Through Trust	3.000	10-15-28	3,244,780	3,135,356
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	3,577,162	3,499,422
Azul Secured Finance LLP (A)	9.875	02-15-31	768,000	720,000
Delta Air Lines, Inc. (A)	4.750	10-20-28	3,521,850	3,524,838
Delta Air Lines, Inc.	4.950	07-10-28	3,754,000	3,772,545
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	951,324	918,012
United Airlines 2016-1 Class AA Pass Through Trust	3.100	07-07-28	1,035,147	1,005,546
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,450,799	$5,530,989
United Airlines Holdings, Inc.	4.875	03-01-29	2,502,000	2,468,891
United Airlines, Inc. (A)	4.625	04-15-29	5,005,000	4,936,585
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC	3.000	10-29-28	3,754,000	3,616,965
Ashtead Capital, Inc. (A)	4.250	11-01-29	9,386,000	9,203,671
Aviation Capital Group LLC (A)	4.750	04-14-27	3,754,000	3,761,500
BlueLinx Holdings, Inc. (A)(B)	6.000	11-15-29	3,754,000	3,678,981
Information technology 2.3%				43,674,051
Electronic equipment, instruments and components 0.4%
Jabil, Inc.	4.200	02-01-29	3,754,000	3,707,083
TD SYNNEX Corp.	4.300	01-17-29	3,754,000	3,716,782
IT services 0.3%
Gartner, Inc. (A)	3.625	06-15-29	3,000,000	2,848,618
Mobility Global, Inc. (A)	5.050	06-15-29	3,000,000	3,014,249
Semiconductors and semiconductor equipment 0.7%
ON Semiconductor Corp. (A)	3.875	09-01-28	3,754,000	3,662,608
Qorvo, Inc.	4.375	10-15-29	7,165,000	7,027,762
SK Hynix, Inc. (A)	4.250	09-11-28	3,066,000	3,053,264
Software 0.9%
Oracle Corp.	4.200	09-27-29	5,395,000	5,259,003
Oracle Corp.	4.550	02-04-29	3,457,000	3,422,463
Salesforce, Inc.	4.500	03-15-28	3,413,000	3,416,047
ServiceNow, Inc.	4.250	05-15-28	4,000,000	3,999,777
WULF Compute LLC (A)	7.750	10-15-30	520,000	546,395
Materials 1.2%				22,154,740
Chemicals 0.3%
CVR Partners LP (A)	6.125	06-15-28	3,129,000	3,127,719
Mativ Holdings, Inc. (A)(B)	8.000	10-01-29	3,413,000	3,399,534
Construction materials 0.2%
James Hardie International Finance DAC (A)	5.000	01-15-28	3,754,000	3,731,249
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	2,502,000	2,459,891
Graphic Packaging International LLC (A)	3.500	03-01-29	2,502,000	2,376,026
Metals and mining 0.4%
Hudbay Minerals, Inc. (A)	6.125	04-01-29	3,413,000	3,436,990
Novelis Corp. (A)	4.750	01-30-30	3,754,000	3,623,331
11	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 3.9%				$73,274,035
Diversified REITs 0.1%
Global Net Lease, Inc. (A)(B)	3.750	12-15-27	3,088,000	3,021,677
Hotel and resort REITs 0.6%
Host Hotels & Resorts LP	4.250	12-15-28	2,502,000	2,481,322
RHP Hotel Properties LP (A)	4.500	02-15-29	3,129,000	3,072,671
XHR LP (A)	4.875	06-01-29	5,005,000	4,928,774
Industrial REITs 0.2%
Trust 2401 (A)(B)	4.869	01-15-30	3,754,000	3,590,663
Office REITs 0.5%
Boston Properties LP	3.400	06-21-29	5,631,000	5,414,541
Piedmont Operating Partnership LP	6.875	07-15-29	3,129,000	3,289,158
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	2,275,000	2,075,428
Specialized REITs 2.4%
American Tower Corp.	3.550	07-15-27	9,386,000	9,312,208
Crown Castle, Inc.	2.900	03-15-27	3,754,000	3,712,868
GLP Capital LP	5.300	01-15-29	5,756,000	5,790,950
Iron Mountain, Inc. (A)	4.875	09-15-29	4,380,000	4,303,549
SBA Communications Corp.	3.125	02-01-29	3,950,000	3,788,308
SBA Communications Corp. (B)	3.875	02-15-27	3,300,000	3,273,364
Uniti Group LP (A)(B)	6.500	02-15-29	2,502,000	2,471,595
VICI Properties LP (A)	3.750	02-15-27	1,650,000	1,639,973
VICI Properties LP (A)	3.875	02-15-29	2,305,000	2,242,764
VICI Properties LP	4.750	02-15-28	5,400,000	5,407,364
VICI Properties LP	4.750	04-01-28	3,457,000	3,456,858
Utilities 4.0%				74,204,890
Electric utilities 2.7%
Edison International	5.000	05-05-28	2,000,000	2,004,101
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76	2,172,000	2,172,493
FirstEnergy Corp.	2.650	03-01-30	4,242,000	3,931,086
FirstEnergy Corp.	3.900	07-15-27	4,609,000	4,579,841
Israel Electric Corp., Ltd. (A)	4.250	08-14-28	4,778,000	4,705,842
NextEra Energy Capital Holdings, Inc.	4.685	09-01-27	6,257,000	6,284,160
NRG Energy, Inc. (A)	2.450	12-02-27	8,134,000	7,875,044
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	3,754,000	4,093,279
Pacific Gas & Electric Company	5.000	06-04-28	7,508,000	7,559,228
PG&E Corp. (B)	5.000	07-01-28	7,508,000	7,471,233
Independent power and renewable electricity producers 0.9%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	4,647,003	4,397,226
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	624,000	628,339
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	3,457,000	$3,484,780
Vistra Operations Company LLC (A)	4.375	05-01-29	1,048,000	1,027,753
Vistra Operations Company LLC (A)	4.550	10-30-28	3,143,000	3,129,949
Vistra Operations Company LLC (A)	5.000	07-31-27	4,373,000	4,370,260
Multi-utilities 0.4%
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	3,129,000	3,245,750

Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	3,129,000	3,244,526
Term loans (D) 0.0%				$214,651
(Cost $214,920)
Information technology 0.0%				214,651
Software 0.0%

Clearwater Analytics LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.584	02-09-32	214,920	214,651
Collateralized mortgage obligations 3.1%				$57,106,338
(Cost $57,083,586)
Commercial and residential 2.5%				45,827,104
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	603,574	597,764
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(E)	3.805	01-25-49	41,197	40,199
BX Trust
Series 2026-CLS, Class A (1 month CME Term SOFR + 1.400%) (A)(F)	5.027	05-15-31	2,580,000	2,585,641
Ellington Financial Mortgage Trust
Series 2024-CES1, Class A1 (5.522% to 12-1-28, then 6.522% thereafter) (A)	5.522	01-26-60	2,197,412	2,202,321
FS Commercial Mortgage Trust
Series 2023-4SZN, Class A (A)	7.066	11-10-39	3,225,000	3,248,204
GFH Mortgage Trust
Series 2025-IND, Class A (A)	5.148	06-15-33	4,000,000	3,995,279
GWT Commercial Mortgage Trust
Series 2024-WLF2, Class A (1 month CME Term SOFR + 1.691%) (A)(F)	5.318	05-15-41	3,000,000	3,007,500
LHOME Mortgage Trust
Series 2025-RTL3, Class A1 (5.239% to 2-25-28, then 6.239% thereafter) (A)	5.239	08-25-40	3,000,000	3,001,582
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(F)	4.841	03-15-38	214,668	212,802
Manhattan West Mortgage Trust
Series 2020-1MW, Class A (A)	2.130	09-10-39	2,303,000	2,228,449
New Residential Mortgage Loan Trust
13	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	139,056	$129,598
NYC Commercial Mortgage Trust
Series 2025-11X, Class A (1 month CME Term SOFR + 1.743%) (A)(F)	5.370	10-15-40	2,000,000	2,007,494
OBX Trust
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (A)	5.162	07-25-65	1,855,242	1,852,572
PNW Trust
Series 2026-ARTE, Class A (1 month CME Term SOFR + 1.711%) (A)(F)	5.338	04-15-41	3,000,000	2,994,435
PRM Trust
Series 2025-PRM6, Class A (A)(E)	4.480	07-05-33	2,000,000	1,982,466
Progress Residential Trust
Series 2024-SFR3, Class A (A)	3.000	06-17-41	2,479,545	2,346,411
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(E)	2.275	02-25-50	4,505	4,345
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) (A)(F)	5.070	02-15-42	5,500,000	5,465,625
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	737,204	737,892
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (A)	5.504	09-25-39	1,000,000	1,002,028
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(E)	3.750	05-25-58	19,054	18,728
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	72,658	68,754
Series 2021-SJ2, Class A1A (A)(E)	2.250	03-25-59	347,479	340,507
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(E)	5.061	07-13-44	2,150,000	2,145,547
Wells Fargo Commercial Mortgage Trust
Series 2026-1250B, Class A (A)(E)	4.677	03-10-41	3,650,000	3,610,961
U.S. Government Agency 0.6%				11,279,234
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(F)	5.112	10-25-41	2,674,615	2,679,074
Series 2025-MN12, Class M1 (30 day Average SOFR + 1.750%) (A)(F)	5.362	11-25-45	5,988,791	5,993,424
Federal National Mortgage Association
Series 2025-R01, Class 1A1 (30 day Average SOFR + 0.950%) (A)(F)	4.562	01-25-45	1,465,656	1,467,120

Series 2025-R04, Class 1A1 (30 day Average SOFR + 1.000%) (A)(F)	4.612	05-25-45	1,137,775	1,139,616
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 20.6%				$382,792,727
(Cost $381,681,474)
Asset-backed securities 20.5%				380,190,831
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,056,611	970,021
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	3,106,614
Series 2023-2A, Class A2 (A)	6.500	11-16-48	3,275,000	3,302,406
Alloya Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.710	01-25-30	1,524,000	1,526,891
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.215	09-15-32	1,074,866	1,081,827
Series 2025-B, Class A2 (A)	4.305	09-15-33	2,888,302	2,882,751
Series 2025-B, Class C (A)	4.697	09-15-33	2,627,812	2,622,991
American Express Credit Account Master Trust
Series 2025-4, Class A	4.300	07-15-30	3,000,000	3,002,333
AMSR Trust
Series 2024-SFR1, Class A (A)	4.290	07-17-41	4,000,000	3,926,917
Amur Equipment Finance Receivables XIII LLC
Series 2024-1A, Class D (A)	6.570	04-21-31	1,650,000	1,686,101
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	5,376,963	5,259,092
ARI Fleet Lease Trust
Series 2025-A, Class A3 (A)	4.460	01-17-34	2,000,000	2,002,662
Series 2026-A, Class A3 (A)	4.090	11-15-34	2,000,000	1,979,335
Series 2026-B, Class A2 (A)	4.340	02-15-35	1,799,000	1,798,101
Arivo Acceptance Auto Loan Receivables Trust
Series 2025-1A, Class A2 (A)	4.920	05-15-29	1,220,618	1,223,923
AutoNation Finance Trust
Series 2026-1A, Class A4 (A)	4.180	06-11-31	2,200,000	2,184,651
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class C (A)	7.410	08-21-28	2,450,000	2,503,756
Series 2024-1A, Class A (A)	5.360	06-20-30	4,000,000	4,065,726
Series 2025-3A, Class A (A)	4.170	02-20-30	2,000,000	1,974,774
Barings Equipment Finance LLC
Series 2025-A, Class A3 (A)	5.450	08-13-32	2,131,000	2,153,788
Series 2026-A, Class A3 (A)	4.080	07-13-33	2,000,000	1,981,611
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	98,186	97,918
Blue Stream Issuer LLC
Series 2023-1A, Class C (A)	8.898	05-20-53	1,250,000	1,269,613
Series 2024-1A, Class C (A)	8.710	11-20-54	3,050,000	3,149,344
CAL Funding IV, Ltd.
Series 2020-1A, Class A (A)	2.220	09-25-45	1,542,500	1,479,465
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A1 (A)	2.010	12-15-50	481,458	458,519
15	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,452,735	$3,429,644
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,802,500	2,810,727
Series 2023-1A, Class B (A)	7.750	09-15-53	490,000	491,554
Carvana Auto Receivables Trust
Series 2025-P4, Class A3	4.140	12-10-30	691,000	688,866
CCG Receivables Trust
Series 2025-1, Class C (A)	4.890	10-14-32	2,000,000	2,002,770
Series 2025-2, Class D (A)	5.080	08-15-34	930,000	921,169
Chase Auto Credit Linked Notes
Series 2025-1, Class B (A)	4.753	02-25-33	1,694,376	1,696,893
Chase Issuance Trust
Series 2025-A1, Class A	4.160	07-15-30	4,000,000	3,992,376
Citibank Credit Card Issuance Trust
Series 2025-A1, Class A	4.300	06-21-30	5,000,000	5,002,221
Clarus Capital Funding LLC
Series 2026-1A, Class A2 (A)	4.520	11-20-34	3,000,000	2,998,772
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	3,290,265	3,087,173
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	458,525	424,072
Commercial Equipment Finance LLC
Series 2025-1A, Class A (A)	4.830	05-15-31	2,226,338	2,229,930
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	4,078,000	4,138,232
Corporate One Auto Receivables Trust
Series 2026-1A, Class A3 (A)	4.150	03-15-30	3,000,000	2,982,697
Crossroads Asset Trust
Series 2025-A, Class A2 (A)	4.910	02-20-32	2,020,357	2,030,348
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (A)	4.500	05-20-49	3,000,000	2,911,824
DataBank Issuer LLC
Series 2021-2A, Class A2 (A)	2.400	10-25-51	2,750,000	2,723,619
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	2,443,303	2,420,436
Dell Equipment Finance Trust
Series 2025-2, Class D (A)	4.830	03-22-32	3,000,000	2,985,301
Series 2026-1A, Class A3 (A)	4.320	12-22-31	3,500,000	3,497,309
Dext ABS LLC
Series 2025-1, Class D (A)	5.650	02-15-36	4,000,000	4,043,613
Series 2025-2, Class B (A)	4.660	04-15-36	2,300,000	2,287,519
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	815,633
DLLAA LLC
Series 2025-1A, Class A3 (A)	4.950	09-20-29	2,635,000	2,658,245
DLLAD LLC
Series 2025-1A, Class A3 (A)	4.420	09-20-30	3,000,000	3,001,469
DLLMT LLC
Series 2026-1A, Class A3 (A)	4.200	12-20-29	1,000,000	995,340
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	2,202,420	$2,189,234
Series 2018-1A, Class A2II (A)	4.328	07-25-48	1,895,000	1,887,805
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,022,372	2,904,599
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(F)	4.727	07-25-69	207,751	207,862
Elara HGV Timeshare Issuer LLC
Series 2025-A, Class A (A)	4.540	01-25-40	2,958,822	2,932,395
Enterprise Fleet Financing LLC
Series 2024-4, Class A3 (A)	4.560	11-20-28	1,500,000	1,505,553
Series 2025-2, Class A3 (A)	4.410	06-20-29	1,950,000	1,950,613
Series 2025-3, Class A3 (A)	4.460	09-20-29	4,500,000	4,500,167
Series 2026-1, Class A3 (A)	4.120	03-20-30	3,189,000	3,168,354
Evergreen Credit Card Trust
Series 2025-CRT5, Class B (A)	5.240	05-15-29	1,000,000	1,006,927
ExteNet Issuer LLC
Series 2025-1A, Class C (A)	8.272	07-25-54	5,100,000	5,196,458
Ford Credit Auto Owner Trust
Series 2023-1, Class A (A)	4.850	08-15-35	5,000,000	5,042,876
Series 2024-1, Class A (4.870% to 2-15-29, then 9.730% thereafter) (A)	4.870	08-15-36	3,927,000	3,971,837
Ford Credit Floorplan Master Owner Trust
Series 2026-1, Class A	4.420	05-15-31	4,583,000	4,578,475
GM Financial Revolving Receivables Trust
Series 2023-2, Class A (A)	5.770	08-11-36	4,000,000	4,129,006
Series 2024-1, Class A (A)	4.980	12-11-36	3,000,000	3,040,830
GMF Floorplan Owner Revolving Trust
Series 2023-2, Class A (A)	5.340	06-15-30	1,085,000	1,104,856
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A3 (A)	4.490	04-16-29	2,000,000	2,003,245
Series 2026-1, Class A3 (A)	4.760	09-16-30	4,000,000	4,012,820
GreenSky Home Improvement Issuer Trust
Series 2026-REV1, Class A (A)	4.930	05-15-41	3,000,000	3,006,797
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	5,167,000	5,131,920
Hilton Grand Vacations Trust
Series 2024-1B, Class B (A)	5.990	09-15-39	646,940	656,246
Series 2024-3A, Class A (A)	4.980	08-27-40	1,525,978	1,531,731
Series 2025-1A, Class B (A)	5.180	05-27-42	1,918,774	1,917,468
Series 2026-1A, Class A (A)	4.670	02-25-43	2,784,434	2,774,734
Hipgnosis Music Assets LP
Series 2022-1, Class A (A)	5.000	05-16-62	1,648,032	1,643,580
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	5,633,000	5,572,671
Series 2021-1, Class C (A)	4.459	11-20-51	750,000	746,080
Series 2024-1A, Class C (A)	9.188	06-20-54	4,000,000	4,136,764
17	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
HPEFS Equipment Trust
Series 2025-1A, Class A3 (A)	4.430	09-20-32	2,600,000	$2,606,664
Series 2025-2A, Class D (A)	4.770	05-20-33	2,000,000	1,978,039
HTS Fund II LLC
Series 2025-1, Class A (A)	5.351	06-23-45	2,105,000	2,106,234
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1 (A)	4.835	09-20-33	2,232,183	2,230,960
InStar Leasing III LLC
Series 2021-1A, Class A (A)	2.300	02-15-54	5,000,672	4,775,442
Kubota Credit Owner Trust
Series 2025-2A, Class A3 (A)	4.420	09-17-29	5,000,000	5,009,897
LAD Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.790	04-15-30	3,250,000	3,266,382
Series 2026-2A, Class A3 (A)	4.330	08-15-31	3,000,000	2,992,904
Lyra Music Assets LP
Series 2025-1A, Class A2 (A)	5.604	09-20-65	3,704,653	3,715,383
M&T Equipment
Series 2025-1A, Class A3 (A)	4.780	09-17-29	3,000,000	3,011,913
Merchants Fleet Funding LLC
Series 2025-1A, Class A (A)	4.490	01-20-39	3,000,000	3,002,322
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	3,000,000	3,015,895
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	631,432	632,577
Series 2022-2A, Class A (A)	6.110	10-21-41	482,453	490,436
Series 2026-1A, Class A (A)	4.670	03-20-43	5,419,769	5,388,246
Navient Education Loan Trust
Series 2026-A, Class A (A)	4.860	09-15-56	4,000,000	3,989,333
Navient Refinance Loan Trust
Series 2026-A, Class A (A)	4.500	01-18-56	1,225,412	1,204,959
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	3,800,000	3,634,299
Nelnet Student Loan Trust
Series 2025-DA, Class B (A)	4.860	08-20-54	6,662,000	6,606,177
NextGear Floorplan Master Owner Trust
Series 2025-1A, Class A (A)	4.550	02-15-30	2,000,000	2,004,394
Oxford Finance Credit Fund
Series 2025-A, Class A2 (A)	5.878	08-14-34	3,000,000	3,005,157
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 (A)	5.040	07-20-32	2,000,000	2,017,761
PFS Financing Corp.
Series 2025-B, Class A (A)	4.850	02-15-30	2,393,000	2,412,503
Series 2025-D, Class A (A)	4.521	05-15-30	4,000,000	4,002,592
Series 2025-F, Class A (A)	4.400	08-15-30	3,363,000	3,355,901
Post Road Equipment Finance LLC
Series 2026-1A, Class A2 (A)	4.470	01-18-33	2,000,000	1,999,327
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,300,000	1,290,434
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.141	01-18-33	889,606	$893,447
Series 2025-A, Class C (A)	4.661	01-16-34	1,750,000	1,745,878
SCCU Auto Receivables Trust
Series 2025-1A, Class A3 (A)	4.570	01-15-31	1,875,000	1,877,407
SCF Equipment Leasing LLC
Series 2025-1A, Class A3 (A)	5.110	11-21-33	3,380,000	3,420,404
Series 2025-2A, Class A3 (A)	4.330	06-20-36	1,562,000	1,552,049
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	2,992,500	3,040,325
Securitized Term Auto Receivables Trust
Series 2025-A, Class B (A)	5.038	07-25-31	994,689	1,002,400
Series 2025-B, Class B (A)	4.925	12-29-32	2,594,967	2,612,884
Series 2026-A, Class B (A)	4.284	03-25-33	2,514,636	2,503,063
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,153,300	1,099,375
SFS Auto Receivables Securitization Trust
Series 2025-2A, Class A3 (A)	4.440	12-20-30	3,500,000	3,509,434
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C (A)	5.830	06-20-41	700,799	703,463
Series 2025-3A, Class C (A)	4.980	08-22-44	874,060	861,879
Series 2026-1A, Class A (A)	4.560	12-22-42	2,683,977	2,666,527
SMB Private Education Loan Trust
Series 2023-C, Class A1A (A)	5.670	11-15-52	708,301	717,681
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	3,016,000	2,991,167
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,406,213	2,242,721
STAR Trust
Series 2025-SFR5, Class A (1 month CME Term SOFR + 1.450%) (A)(F)	5.078	02-17-42	2,696,441	2,691,404
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A4 (A)	4.130	12-20-29	3,000,000	2,979,470
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.440	06-25-54	2,750,000	2,734,551
Series 2025-1A, Class A2 (A)	5.036	03-25-55	2,351,000	2,298,521
Taco Bell Funding LLC
Series 2018-1A, Class A2II (A)	4.940	11-25-48	1,905,000	1,898,614
Series 2021-1A, Class A2I (A)	1.946	08-25-51	1,031,625	1,011,331
TIF Funding II LLC
Series 2021-1A, Class A (A)	1.650	02-20-46	392,700	357,329
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	2,000,000	2,002,461
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	4,340,206	4,146,435
Tricon Residential Trust
Series 2024-SFR4, Class A (A)	4.300	11-17-41	1,362,771	1,334,155
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	2,591,667	2,439,271
Series 2021-1A, Class A (A)	1.860	03-20-46	518,771	478,811
19	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
US Bank NA
Series 2026-RVM1, Class B1 (A)	4.959	12-25-46	2,786,072	$2,748,406
USB Auto Owner Trust
Series 2025-1A, Class A3 (A)	4.490	06-17-30	1,500,000	1,504,967
VB-S1 Issuer LLC
Series 2022-1A, Class C2I (A)	3.156	02-15-52	600,000	586,653
Verizon Master Trust
Series 2025-1, Class A	4.710	01-21-31	1,250,000	1,259,570
Series 2025-5, Class A1A	4.400	06-20-31	4,000,000	4,005,719
Series 2025-9, Class A1A	3.960	10-21-30	857,000	853,826
Volvo Financial Equipment LLC
Series 2026-1A, Class A3 (A)	3.930	05-15-30	2,000,000	1,980,924
Westgate Resorts LLC
Series 2026-1A, Class A (A)	5.190	10-20-39	1,901,968	1,901,945
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1 (A)	4.410	05-18-40	3,892,793	3,894,239
Series 2025-3A, Class A1 (A)	4.080	09-18-40	3,541,000	3,521,506
Wheels Fleet Lease Funding LLC
Series 2026-1A, Class A3 (A)	4.390	04-18-39	4,000,000	3,984,387
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	440,378	426,877
Series 2020-A, Class B (A)	4.212	03-15-45	2,714,074	2,631,878
Series 2020-A, Class C (A)	6.657	03-15-45	662,671	655,271
Willis Engine Structured Trust VII
Series 2023-A, Class A (A)	8.000	10-15-48	335,162	340,011
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	4,417,725	4,290,103
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	666,750	635,176
Commercial and residential 0.1%				2,601,896
Ally Bank Auto Credit-Linked Notes
Series 2026-A, Class C (A)	4.976	03-15-34	2,600,000	2,601,896

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$19,536,965
(Cost $19,538,405)
U.S. Government Agency 0.2%				3,237,021
Federal Agricultural Mortgage Corp. Discount Note	3.500	06-01-26	3,238,000	3,237,021

	Yield (%)	Shares	Value
Short-term funds 0.9%			16,299,944
John Hancock Collateral Trust (G)	3.5217(H)	1,629,880	16,299,944

Total investments (Cost $1,846,804,914) 99.5%	$1,848,768,445
Other assets and liabilities, net 0.5%	9,587,957
Total net assets 100.0%	$1,858,356,402

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	20

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $976,914,972 or 52.6% of the fund’s net assets as of 5-31-26.
(B)	All or a portion of this security is on loan as of 5-31-26.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 5-31-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-26, the aggregate cost of investments for federal income tax purposes was $1,850,949,001. Net unrealized depreciation aggregated to $2,180,556, of which $3,174,398 related to gross unrealized appreciation and $5,354,954 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 5-31-26:
United States	84.6%
Canada	3.2%
United Kingdom	2.4%
France	1.2%
Other countries	8.6%
TOTAL	100.0%
21	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-26

Assets
Unaffiliated investments, at value (Cost $1,830,504,509) including $30,546,337 of securities loaned	$1,832,468,501
Affiliated investments, at value (Cost $16,300,405)	16,299,944
Total investments, at value (Cost $1,846,804,914)	1,848,768,445
Cash	6,393,208
Foreign currency, at value (Cost $259)	257
Interest receivable	18,671,160
Receivable for fund shares sold	11,195,263
Receivable for securities lending income	7,066
Other assets	95,985
Total assets	1,885,131,384
Liabilities
Distributions payable	7,851,048
Payable for fund shares repurchased	2,373,796
Payable upon return of securities loaned	16,301,640
Payable to affiliates
Accounting and legal services fees	95,677
Transfer agent fees	43,505
Trustees’ fees	2,726
Other liabilities and accrued expenses	106,590
Total liabilities	26,774,982
Net assets	$1,858,356,402
Net assets consist of
Paid-in capital	$1,892,872,823
Total distributable earnings (loss)	(34,516,421)
Net assets	$1,858,356,402

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($154,865,714 ÷ 16,614,086 shares)[1]	$9.32
Class C ($2,314,705 ÷ 248,094 shares)[1]	$9.33
Class I ($322,449,491 ÷ 34,592,476 shares)	$9.32
Class R6 ($129,876,281 ÷ 13,927,394 shares)	$9.33
Class NAV ($1,248,850,211 ÷ 133,996,872 shares)	$9.32
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$9.53

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	22

STATEMENT OF OPERATIONS For the year ended 5-31-26

Investment income
Interest	$74,486,525
Securities lending, net	68,755
Less foreign taxes withheld	(3,873)
Total investment income	74,551,407
Expenses
Investment management fees	3,024,310
Distribution and service fees	376,781
Accounting and legal services fees	268,462
Transfer agent fees	455,224
Trustees’ fees	33,546
Custodian fees	280,831
State registration fees	141,204
Printing and postage	41,283
Professional fees	108,989
Other	64,070
Total expenses	4,794,700
Less expense reductions	(135,326)
Net expenses	4,659,374
Net investment income	69,892,033
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	62,553
Affiliated investments	(645)
61,908
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(5,315,711)
Affiliated investments	(644)
(5,316,355)
Net realized and unrealized loss	(5,254,447)
Increase in net assets from operations	$64,637,586
23	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$69,892,033	$56,328,589
Net realized gain	61,908	3,912,831
Change in net unrealized appreciation (depreciation)	(5,316,355)	10,771,755
Increase in net assets resulting from operations	64,637,586	71,013,175
Distributions to shareholders
From earnings
Class A	(6,622,390)	(4,705,452)
Class C	(79,392)	(65,345)
Class I	(13,044,004)	(6,496,781)
Class R6	(5,127,935)	(3,221,810)
Class NAV	(48,858,956)	(43,725,401)
Total distributions	(73,732,677)	(58,214,789)
From fund share transactions	570,727,256	235,912,144
Total increase	561,632,165	248,710,530
Net assets
Beginning of year	1,296,724,237	1,048,013,707
End of year	$1,858,356,402	$1,296,724,237
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	24

Financial highlights
CLASS A SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.37	$9.26	$9.20	$9.47	$10.06
Net investment income[1]	0.41	0.43	0.40	0.32	0.16
Net realized and unrealized gain (loss) on investments	(0.03)	0.13	0.08	(0.23)	(0.48)
Total from investment operations	0.38	0.56	0.48	0.09	(0.32)
Less distributions
From net investment income	(0.43)	(0.45)	(0.42)	(0.36)	(0.26)
From net realized gain	—	—	—	—	(0.01)
Total distributions	(0.43)	(0.45)	(0.42)	(0.36)	(0.27)
Net asset value, end of period	$9.32	$9.37	$9.26	$9.20	$9.47
Total return (%)[2,3]	4.19	6.15	5.27	1.08	(3.29)
Ratios and supplemental data
Net assets, end of period (in millions)	$155	$118	$83	$67	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	0.64	0.65	0.66	0.65
Expenses including reductions	0.62	0.63	0.64	0.65	0.64
Net investment income	4.39	4.64	4.37	3.48	1.60
Portfolio turnover (%)	64	77	81	76	49

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
25	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.38	$9.27	$9.21	$9.48	$10.07
Net investment income[1]	0.34	0.36	0.33	0.24	0.08
Net realized and unrealized gain (loss) on investments	(0.02)	0.13	0.08	(0.22)	(0.47)
Total from investment operations	0.32	0.49	0.41	0.02	(0.39)
Less distributions
From net investment income	(0.37)	(0.38)	(0.35)	(0.29)	(0.19)
From net realized gain	—	—	—	—	(0.01)
Total distributions	(0.37)	(0.38)	(0.35)	(0.29)	(0.20)
Net asset value, end of period	$9.33	$9.38	$9.27	$9.21	$9.48
Total return (%)[2,3]	3.41	5.35	4.59	0.22	(3.91)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	1.39	1.40	1.41	1.40
Expenses including reductions	1.37	1.38	1.39	1.40	1.39
Net investment income	3.64	3.89	3.60	2.65	0.84
Portfolio turnover (%)	64	77	81	76	49

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	26

CLASS I SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.37	$9.26	$9.20	$9.47	$10.06
Net investment income[1]	0.43	0.46	0.43	0.35	0.18
Net realized and unrealized gain (loss) on investments	(0.02)	0.12	0.08	(0.24)	(0.48)
Total from investment operations	0.41	0.58	0.51	0.11	(0.30)
Less distributions
From net investment income	(0.46)	(0.47)	(0.45)	(0.38)	(0.28)
From net realized gain	—	—	—	—	(0.01)
Total distributions	(0.46)	(0.47)	(0.45)	(0.38)	(0.29)
Net asset value, end of period	$9.32	$9.37	$9.26	$9.20	$9.47
Total return (%)[2]	4.45	6.41	5.53	1.33	(3.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$322	$197	$114	$75	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.38	0.39	0.40	0.41	0.40
Expenses including reductions	0.37	0.38	0.39	0.40	0.39
Net investment income	4.63	4.88	4.63	3.75	1.82
Portfolio turnover (%)	64	77	81	76	49

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
27	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.38	$9.27	$9.21	$9.47	$10.06
Net investment income[1]	0.45	0.47	0.44	0.36	0.19
Net realized and unrealized gain (loss) on investments	(0.03)	0.12	0.08	(0.23)	(0.48)
Total from investment operations	0.42	0.59	0.52	0.13	(0.29)
Less distributions
From net investment income	(0.47)	(0.48)	(0.46)	(0.39)	(0.29)
From net realized gain	—	—	—	—	(0.01)
Total distributions	(0.47)	(0.48)	(0.46)	(0.39)	(0.30)
Net asset value, end of period	$9.33	$9.38	$9.27	$9.21	$9.47
Total return (%)[2]	4.56	6.53	5.76	1.43	(2.94)
Ratios and supplemental data
Net assets, end of period (in millions)	$130	$79	$55	$25	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.27	0.28	0.28	0.30	0.30
Expenses including reductions	0.26	0.27	0.28	0.29	0.29
Net investment income	4.74	4.99	4.77	3.93	1.97
Portfolio turnover (%)	64	77	81	76	49

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	28

CLASS NAV SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.37	$9.26	$9.20	$9.47	$10.06
Net investment income[1]	0.45	0.47	0.44	0.35	0.19
Net realized and unrealized gain (loss) on investments	(0.03)	0.12	0.08	(0.23)	(0.47)
Total from investment operations	0.42	0.59	0.52	0.12	(0.28)
Less distributions
From net investment income	(0.47)	(0.48)	(0.46)	(0.39)	(0.30)
From net realized gain	—	—	—	—	(0.01)
Total distributions	(0.47)	(0.48)	(0.46)	(0.39)	(0.31)
Net asset value, end of period	$9.32	$9.37	$9.26	$9.20	$9.47
Total return (%)[2]	4.57	6.54	5.65	1.45	(2.93)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,249	$900	$795	$902	$465
Ratios (as a percentage of average net assets):
Expenses before reductions	0.27	0.27	0.28	0.29	0.29
Expenses including reductions	0.26	0.26	0.27	0.29	0.28
Net investment income	4.76	5.00	4.74	3.83	1.94
Portfolio turnover (%)	64	77	81	76	49

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
29	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
| JOHN HANCOCK Short Duration Bond Fund	30

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$133,733,449	—	$133,733,449	—
Foreign government obligations	18,287,546	—	18,287,546	—
Corporate bonds	1,237,096,769	—	1,237,096,769	—
Term loans	214,651	—	214,651	—
Collateralized mortgage obligations	57,106,338	—	57,106,338	—
Asset-backed securities	382,792,727	—	382,792,727	—
Short-term investments	19,536,965	$16,299,944	3,237,021	—
Total investments in securities	$1,848,768,445	$16,299,944	$1,832,468,501	—
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
31	JOHN HANCOCK Short Duration Bond Fund |

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2026, the fund loaned securities valued at $30,546,337 and received $16,301,640 of cash collateral.
In addition, non-cash collateral of approximately $15,065,176 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an
| JOHN HANCOCK Short Duration Bond Fund	32

aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2026 were $7,136.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2026, the fund has a short-term capital loss carryforward of $7,628,159 and a long-term capital loss carryforward of $24,954,056 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2026 and 2025 was as follows:
	May 31, 2026	May 31, 2025
Ordinary income	$73,732,677	$58,214,789
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2026, the components of distributable earnings on a tax basis consisted of $8,096,161 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
33	JOHN HANCOCK Short Duration Bond Fund |

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.220% of the first $250 million of the fund’s average daily net assets; and (b) 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to October 1, 2025, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceeded 0.29% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expenses. This agreement expired on September 30, 2025.
For the year ended May 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$12,961
Class C	185
Class I	24,253
Class	Expense reduction
Class R6	$9,339
Class NAV	88,588
Total	$135,326

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2026, were equivalent to a net annual effective rate of 0.19% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
| JOHN HANCOCK Short Duration Bond Fund	34

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $115,609 for the year ended May 31, 2026. Of this amount, $12,762 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $102,847 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2026, CDSCs received by the Distributor amounted to $13,428 and $1,244 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$356,394	$155,836
Class C	20,387	2,225
Class I	—	291,740
Class R6	—	5,423
Total	$376,781	$455,224
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
35	JOHN HANCOCK Short Duration Bond Fund |

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$8,500,000	3	4.125%	$2,922
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2026 and 2025 were as follows:
	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,944,945	$84,019,648	8,532,738	$79,852,024
Distributions reinvested	704,253	6,611,286	501,658	4,698,399
Repurchased	(5,673,769)	(53,242,053)	(5,352,845)	(50,108,306)
Net increase	3,975,429	$37,388,881	3,681,551	$34,442,117
Class C shares
Sold	126,631	$1,189,508	111,812	$1,048,348
Distributions reinvested	8,447	79,373	6,965	65,284
Repurchased	(93,554)	(879,371)	(62,044)	(580,108)
Net increase	41,524	$389,510	56,733	$533,524
Class I shares
Sold	25,714,754	$241,565,612	16,453,961	$153,920,614
Distributions reinvested	1,389,626	13,041,151	693,712	6,496,771
Repurchased	(13,496,440)	(126,631,140)	(8,442,365)	(78,955,648)
Net increase	13,607,940	$127,975,623	8,705,308	$81,461,737
Class R6 shares
Sold	7,042,418	$66,113,561	3,366,249	$31,510,414
Distributions reinvested	545,334	5,120,634	343,121	3,214,737
Repurchased	(2,137,460)	(20,066,592)	(1,163,632)	(10,902,724)
Net increase	5,450,292	$51,167,603	2,545,738	$23,822,427
Class NAV shares
Sold	53,151,420	$496,926,528	19,584,885	$183,257,816
Distributions reinvested	5,206,331	48,858,420	4,670,340	43,725,401
Repurchased	(20,426,704)	(191,979,309)	(14,040,196)	(131,330,878)
Net increase	37,931,047	$353,805,639	10,215,029	$95,652,339
Total net increase	61,006,232	$570,727,256	25,204,359	$235,912,144
| JOHN HANCOCK Short Duration Bond Fund	36

Affiliates of the fund owned 27% and 100% of shares of Class R6 and Class NAV, respectively, on May 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,250,249,969 and $619,788,045, respectively, for the year ended May 31, 2026. Purchases and sales of U.S. Treasury obligations aggregated $253,451,806 and $336,647,407, respectively, for the year ended May 31, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2026, funds within the John Hancock group of funds complex held 67.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	11.8%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	6.4%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	6.3%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	6.3%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	6.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,629,880	$6,060,063	$122,904,200	$(112,663,030)	$(645)	$(644)	$68,755	—	$16,299,944

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
37	JOHN HANCOCK Short Duration Bond Fund |

Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Short Duration Bond Fund	38

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Short Duration Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Short Duration Bond Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, agent bank and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 9, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
39	JOHN HANCOCK SHORT DURATION BOND FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK SHORT DURATION BOND FUND	40

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, statement regarding basis for approval of investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
41	|

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5530198	472A 5/26
7/2025

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 9, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	July 9, 2026